As filed with the Securities
                           and Exchange Commission on
                           April 26, 2000 Registration
                                  No. 333-63215

                                    811-08997


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM S-6


                         Post-Effective Amendment No. 4


              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

             TRANSAMERICA OCCIDENTAL LIFE SEPARATE ACCOUNT VUL-2 OF
                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                             1150 SOUTH OLIVE STREET
                              LOS ANGELES, CA 90015
                     (Address of Principal Executive Office)

Name and Address of Agent for Service:
--------------------------------------
James W. Dederer, Esq.
Executive Vice President, General Counsel and Corporate Secretary
Transamerica Occidental Life Insurance Company
1150 South Olive Street
Los Angeles, CA 90015


           Copies to:
           ----------
           Frederick R. Bellamy, Esq.
           Sutherland, Asbill & Brennan LLP
           1275 Pennsylvania Avenue, N.W.
           Washington, D.C.  20004


It is proposed that this filing will become effective:


     _____immediately  upon  filing  pursuant  to paragraph (b)
     __x___ On May 1, 2000 pursuant to  paragraph  (b)
     _____60 days after filing pursuant to paragraph (a)(1)
     _____ On (date) pursuant to paragraph  (a)(1)
     _____On (date) pursuant to paragraph (a)(2) of Rule 485


Title of securities being registered: Modified Single Payment Variable Life Insurance Contracts.



RECONCILIATION AND TIE BETWEEN ITEMS
IN FORM N-8b-2 AND THE PROSPECTUS

Item No. of
Form N-8b-2                        Caption in Prospectus
- -----------                        ---------------------
1 ...........................      Cover Page
2 ...........................      Cover Page
3 ...........................      Not Applicable
4 ...........................      Distribution
5 ...........................      The Company, The Separate Account
6 ...........................      The Separate Account
7 ...........................      Not Applicable
8 ...........................      Not Applicable
9 ...........................      Legal Proceedings
10...........................      Summary; Description of the Company, Variable
                  Account, and Underlying Funds; The Contract;
                  Contract Termination and Reinstatement; Other
                                    Contract Provisions
11 ...........................      Summary; The Trust; VIP; T. Rowe Price;
                                    Investment Objectives and Policies
12 ...........................      Summary; The Trust; VIP;  T. Rowe Price;
13 ...........................      Summary; The Trust; VIP;  T. Rowe Price;
                                    Investment Advisory Services to VIP;
                   Investment Advisory Services to the Trust;
                     Investment Advisory Services to T. Rowe
                                    Price; Charges and Deductions
14 ...........................      Summary; Application for a Contract
15 ...........................      Summary; Application for a Contract; Premium
                                    Payments; Allocation of Net Premiums
16 ...........................      The Separate Account; The Trust; VIP; T. Rowe
                                    Price; Allocation of Net Premiums
17 ...........................      Summary; Surrender; Partial Withdrawal;
                  Charges and Deductions; Contract Termination
                                    and Reinstatement
18 ...........................      The Separate Account; The Trust; VIP; T. Rowe
                                    Price; Premium Payments
19 ...........................      Reports; Voting Rights
20 ...........................      Not Applicable
21 ...........................      Summary; Contract Loans; Other Contract
                                    Provisions
22 ...........................      Other Contract Provisions
23 ...........................      Not Required
24 ...........................      Other Contract Provisions
25 ...........................      Allmerica Financial
26 ...........................      Not Applicable
27 ...........................      The Company
28 ...........................      Directors and Principal Officers
29 ...........................      The Company
30 ...........................      Not Applicable
31 ...........................      Not Applicable
32 ...........................      Not Applicable
33 ...........................      Not Applicable
34 ...........................      Not Applicable
35 ...........................      Distribution
36 ...........................      Not Applicable
37 ...........................      Not Applicable
38 ...........................      Summary; Distribution
39 ...........................      Summary; Distribution
40 ...........................      Not Applicable
41 ...........................      The Company; Distribution
42 ...........................      Not Applicable
43 ...........................      Not Applicable
44 ...........................      Premium Payments; Contract Value and Cash
                                    Surrender Value
45 ...........................      Not Applicable
46 ...........................      Contract Value and Cash Surrender Value;
                                    Taxation of the Contracts
47 ...........................      The Company
48 ...........................      Not Applicable
49 ...........................      Not Applicable
50 ...........................      The Separate Account
51 ...........................      Cover Page; Summary; Charges and Deductions;
                                    The Contract; Contract Termination and
                    Reinstatement; Other Contract Provisions
52 ...........................      Addition, Deletion or Substitution of
                                    Investments
53 ...........................      Taxation of the Contracts
54 ...........................      Not Applicable
55 ...........................      Not Applicable
56 ...........................      Not Applicable
57 ...........................      Not Applicable
58 ...........................      Not Applicable
59 ...........................      Not Applicable


                                        1
                                 PROSPECTUS FOR


                 TRANSAMERICA LINEAGE(R) VARIABLE LIFE INSURANCE

           A MODIFIED SINGLE PAYMENT VARIABLE LIFE INSURANCE CONTRACT

                                    ISSUED BY

                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY

              OFFERING 19 SUB-ACCOUNTS UNDER SEPARATE ACCOUNT VUL-2

                         IN ADDITION TO A FIXED ACCOUNT


                 PORTFOLIOS ASSOCIATED WITH SUB-ACCOUNT OPTIONS


       ALGER AMERICAN INCOME & GROWTH                   MS UIF EMERGING MARKETS EQUITY
       ALLIANCE VP GROWTH AND INCOME                    MS UIF FIXED INCOME
       ALLIANCE VP PREMIER GROWTH                       MS UIF HIGH YIELD
       DREYFUS VIF APPRECIATION                         MS UIF INTERNATIONAL MAGNUM
       DREYFUS VIF SMALL CAP                            OCC ACCUMULATION TRUST MANAGED
       JANUS ASPEN SERIES BALANCED                      OCC ACCUMULATION TRUST SMALL CAP
       JANUS ASPEN SERIES WORLDWIDE GROWTH              PIMCO VIT STOCKSPLUS GROWTH AND INCOME
       MFS VIT EMERGING GROWTH                          TRANSAMERICA VIF GROWTH
       MFS VIT GROWTH WITH INCOME                       TRANSAMERICA VIF MONEY MARKET
       MFS VIT RESEARCH


       PLEASE READ AND RETAIN THIS PROSPECTUS.          NEITHER THE SEC NOR THE STATE SECURITIES
       IT CONTAINS INFORMATION YOU SHOULD KNOW          COMMISSIONS HAVE APPROVED THIS INVESTMENT
       BEFORE INVESTING.                                OFFERING OR DETERMINED THAT THIS PROSPECTUS IS
                                                        ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE
                                                        CONTRARY IS A CRIMINAL OFFENSE.
       THE SEC'S WEB SITE IS HTTP://WWW.SEC.GOV

       TRANSAMERICA'S WEB SITE IS
       HTTP://WWW.TRANSAMERICA.COM



YOU BEAR THE ENTIRE INVESTMENT RISK FOR ALL ASSETS YOU PLACE IN THE SUB-ACCOUNTS. ADDITIONALLY, PLEASE ANALYZE ANY CURRENT POLICIES YOU MAY OWN BEFORE INVESTING IN THIS CONTRACT. IT MAY NOT BE TO YOUR ADVANTAGE TO REPLACE EXISTING INSURANCE WITH THIS CONTRACT.

EACH  CONTRACT  IS A  "MODIFIED  ENDOWMENT  CONTRACT"  FOR  FEDERAL  INCOME  TAX
PURPOSES,   EXCEPT  IN  CERTAIN  CIRCUMSTANCES  DESCRIBED  IN  TAXATION  OF  THE
CONTRACTS. IF THE CONTRACT IS CLASSIFIED AS A MODIFIED ENDOWMENT CONTRACT, ANY CONTRACT LOAN, PARTIAL WITHDRAWAL OR SURRENDER MAY RESULT IN ADVERSE TAX CONSEQUENCES AND/OR PENALTIES.




                                                MAY 1, 2000


TABLE OF CONTENTS
SUMMARY   4

PERFORMANCE INFORMATION. .................................................................................11
DESCRIPTION OF TRANSAMERICA, THE SEPARATE ACCOUNT
AND THE PORTFOLIOS .......................................................................................16
THE CONTRACT..............................................................................................22
      Applying for a Contract.............................................................................22
      Free Look Period....................................................................................22
      Conversion Privilege................................................................................23
      Payments............................................................................................23
      Allocation of Payments..............................................................................23
      Transfer Privilege..................................................................................24
      Dollar Cost Averaging...............................................................................24
      Automatic Account Rebalancing.......................................................................25
      Transfer Privileges Subject to Possible Limits......................................................25
      Death Benefit.......................................................................................25
      Guaranteed Death Benefit Rider......................................................................26
      Death Benefit and Net Death Benefit.................................................................26
      Guideline Minimum Sum Insured.......................................................................26
      Illustration........................................................................................26
      Option to Accelerate Death Benefits (Living Benefits Rider).........................................27
      Contract Value......................................................................................28
      Computing Contract Value............................................................................28
      The Unit............................................................................................28
      Net Investment Factor...............................................................................29
      Benefit Payment Options.............................................................................29
      Optional Insurance Benefits.........................................................................29
      Surrender...........................................................................................29
      Partial Withdrawal..................................................................................29
CHARGES AND DEDUCTIONS....................................................................................30
      Monthly Deductions..................................................................................30
      Daily Deductions....................................................................................31
      Surrender Charge....................................................................................31
      Partial Withdrawal Costs - Surrender Charges and Withdrawal Transaction Fees........................32
      Transfer Charges....................................................................................32
CONTRACT LOANS............................................................................................32
CONTRACT TERMINATION AND REINSTATEMENT....................................................................34
OTHER CONTRACT PROVISIONS.................................................................................35
FEDERAL TAX CONSIDERATIONS................................................................................36
      The Company and the Separate Account................................................................36
      Taxation of the Contracts...........................................................................37
VOTING RIGHTS.............................................................................................39
DIRECTORS AND PRINCIPAL OFFICERS OF TRANSAMERICA
         OCCIDENTAL LIFE INSURANCE COMPANY................................................................40
DISTRIBUTION..............................................................................................41
REPORTS  41
SERVICES 42
LEGAL PROCEEDINGS.........................................................................................42
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS.........................................................42
FURTHER INFORMATION.......................................................................................43
MORE INFORMATION ABOUT THE FIXED ACCOUNT..................................................................43
INDEPENDENT AUDITORS......................................................................................43
FINANCIAL STATEMENTS......................................................................................44





APPENDIX A -- GUIDELINE MINIMUM SUM INSURED TABLE.........................................................A-1
APPENDIX B -- OPTIONAL INSURANCE BENEFITS.................................................................B-1
APPENDIX C - BENEFIT PAYMENT OPTIONS......................................................................C-1
APPENDIX D - ILLUSTRATIONS OF DEATH BENEFIT, CONTRACT VALUES
         AND ACCUMULATED PAYMENTS.........................................................................D-1
APPENDIX E -- SPECIAL TERMS...............................................................................E-1







SUMMARY

This summary provides a brief overview of the more significant aspects of the contract. The prospectus and the contract provide further detail. We do not claim that the contract is similar or comparable to an investment plan of a mutual fund. The contract and its attached application are the entire agreement between you and Transamerica Occidental Life Insurance Company.


The Transamerica Lineage(R) contract provides insurance protection for the named beneficiary. It is part of the Transamerica Series(R) of variable insurance products. It is a modified endowment contract for federal income tax purposes, except in certain circumstances described in Taxation of the Contracts. If you receive a loan, distribution or other amounts, you will be taxed to the extent income has accumulated in the contract. Death benefits are generally not subject to federal income tax. See Taxation of the Contracts on page 37.


You will find  definitions of special terms used in this  prospectus in Appendix
E.

WHAT IS THE CONTRACT'S OBJECTIVE?

The objective of the contract is to give permanent life insurance protection and to help you build assets on a tax-deferred basis. Benefits available through the contract include:

o        a life insurance benefit that can protect your family or other heirs;

o        payment options that can guarantee an income for life;

o a personalized investment portfolio you may tailor to meet your needs, time frame and risk tolerance level;

o        experienced, professional investment advisers; and

o        tax deferral on earnings while your money is accumulating.

The contract combines features and benefits of traditional life insurance with the advantages of professional money management. Unlike the fixed benefits of ordinary life insurance, the contract value will increase or decrease depending on investment results. Unlike traditional insurance policies, the contract has no fixed schedule for payments.
WHO ARE THE KEY PERSONS UNDER THE CONTRACT?

The contract is a contract between you and us. Each contract has a contract owner, you; the insured; and a beneficiary. As contract owner, you make the payment, choose investment allocations and select the insured and beneficiary. The insured is the person covered under the contract. The beneficiary is the person who receives the net death benefit when the insured dies.

WHAT HAPPENS WHEN THE INSURED DIES?

We will pay the net death benefit to the beneficiary when the insured dies while the contract is in effect. If the contract was issued as a second-to-die contract, the net death benefit will be paid on the death of the last surviving insured.

Through the final payment date, the death benefit is the greater of:

o    the face amount (the amount of insurance determined by your payment); or

o the minimum death benefit provided by the guideline minimum sum insured.


And the net death benefit is the death benefit:


o less any outstanding loan and monthly deductions due and unpaid through the contract month in which the insured dies, as well as

o any unpaid partial withdrawals, withdrawal transaction fees and applicable surrender charges.

After the final payment date, if the Guaranteed Death Benefit Rider is not in effect, the net death benefit is the guideline minimum sum insured:

o less any outstanding loan, and any due and unpaid partial withdrawals, withdrawal transaction fees and applicable surrender charges.


After the final payment date, if the Guaranteed Death Benefit Rider is in effect on the final payment date, a guaranteed death benefit will be provided unless the rider is subsequently terminated. The guaranteed death benefit will be the greater of:


o        the face amount as of the final payment date; or

o the guideline minimum sum insured as of the date due proof of death is received by us.


The net death benefit will be the death benefit reduced by any outstanding loan through the contract month in which the insured dies. See Guaranteed Death Benefit Rider on page 26. The rider may not be available in all jurisdictions and is not available in Massachusetts.


The beneficiary may receive the net death benefit:

o        in a lump sum; or

o        under one of our benefit payment options.

CAN I EXAMINE THE CONTRACT?

Yes. You have the right to examine and cancel your contract by returning it to us or to one of our representatives within 10 days, or such later date as provided by state law, after you receive the contract.

If your contract provides for a full refund under its right to cancel provision as required in your state, your refund will be your entire payment.

If your contract does not provide for a full refund, you will receive:

o        amounts allocated to the fixed account; plus

o        the value of the units in the separate account; plus

o        all fees, charges and taxes which have been imposed.

Your refund will be determined as of the valuation date that your written request is received at our Variable Life Service Center.


See Free Look Period on page 22.


WHAT ARE MY INVESTMENT CHOICES?

The contract gives you an opportunity to select among a number of investment options, including sub-accounts and a fixed account. The sub-accounts invest in nineteen portfolios from nine mutual fund families, and offer a wide range of investment objectives.



The available sub-accounts are as follows:


     Alger American Income & Growth Alliance VP Growth and Income Alliance VP Premier Growth Dreyfus VIF Appreciation* Dreyfus VIF Small Cap Janus Aspen Series Balanced Janus Aspen Series Worldwide Growth MFS VIT Emerging Growth MFS VIT Growth With Income MFS VIT Research MS UIF Emerging Markets Equity* Morgan Stanley Dean WitterMS UIF Fixed Income* Morgan Stanley Dean WitterMS UIF High Yield* Morgan Stanley Dean WitterMS UIF International Magnum* OCC Accumulation Trust Managed OCC Accumulation Trust Small Cap PIMCO VIT StocksPLUS Growth and Income Transamerica VIF Growth Transamerica VIF Money Market

*Several funds have changed their names, These name changes have no reflection on the investment policies, strategies, management or any other material function of the funds. The Alliance VP Growth and Income sub-account was formerly known as the Alliance VPF Growth and Income sub-account. The Alliance VP Premier Growth sub-account was formerly known as the Alliance VPF Premier Growth sub-account. The Dreyfus VIF Appreciation sub-account was formerly known as the Dreyfus VIF Capital Appreciation sub-account. The MS UIF Emerging Markets Equity sub-account was formerly known as the MSDW UF Emerging Markets Equity sub-account. The MS UIF Fixed Income sub-account was formerly known as the MSDW UF Fixed Income sub-account. The MS UIF High Yield sub-account was formerly known as the MSDW UF High Yield sub-account. The MS UIF International Magnum sub-account was formerly known as the MSDW UF International Magnum sub-account.

This range of investment choices allows you to allocate your money among the sub-accounts to meet your investment needs. You may allocate payments and value among all:


o        nineteen sub-accounts; and

o        the fixed account.

If your contract provides for a full refund under its right to cancel provision as required in your state, after the contract is issued by us we will allocate all sub-account investments to the sub-account investing in the Money Market portfolio of Transamerica Variable Insurance Fund, Inc., until the end of four calendar days plus the number of days under the state free look period. This period is usually 10 days, but longer under some circumstances. After this, we will allocate all amounts to the sub-accounts as you have chosen.

The contract also offers a fixed account, which provides a guaranteed minimum interest rate of 4% annually on amounts allocated to the fixed account. We may declare a higher rate. The fixed account is part of the general account of Transamerica. Amounts in the fixed account do not vary with the investment performance of a portfolio.

WHAT ARE THE INVESTMENT OBJECTIVES OF THE PORTFOLIOS?


The sub-accounts invest in a variety of portfolios. A summary of investment objectives of the portfolios is set forth below. BEFORE INVESTING, CAREFULLY READ PROSPECTUSES OF THE PORTFOLIOS THAT ACCOMPANY THIS PROSPECTUS. Statements of Additional Information for the portfolios are available without charge on request. There is no guarantee that the investment objectives of the portfolios will be achieved. The contract value may be less than the aggregate payments made to the contract.


THE INCOME & GROWTH PORTFOLIO OF THE ALGER AMERICAN FUND seeks, primarily, a high level of dividend income. Capital appreciation is a secondary objective of the portfolio.

THE GROWTH AND INCOME PORTFOLIO OF THE ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. seeks reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality.

THE PREMIER GROWTH PORTFOLIO OF THE ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. seeks growth of capital by pursuing aggressive investment policies.


THE APPRECIATION PORTFOLIO OF THE DREYFUS VARIABLE INVESTMENT FUND seeks long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective.


THE SMALL CAP PORTFOLIO OF THE DREYFUS VARIABLE INVESTMENT FUND seeks to maximize capital appreciation.

THE BALANCED PORTFOLIO OF THE JANUS ASPEN SERIES seeks long-term capital growth consistent with preservation of capital and current income.

THE WORLDWIDE GROWTH PORTFOLIO OF THE JANUS ASPEN SERIES seeks long-term growth of capital in a manner consistent with the preservation of capital.

THE EMERGING GROWTH SERIES OF THE MFS VARIABLE INSURANCE TRUST seeks to provide long-term growth of capital.


THE GROWTH WITH INCOME SERIES OF THE MFS VARIABLE INSURANCE TRUST seeks and long-term growth of capital and future income while providing more current dividend income than is normally obtainable from a portfolio of only growth stocks.


THE RESEARCH SERIES OF THE MFS VARIABLE INSURANCE TRUST seeks long-term growth of capital and future income.


THE  EMERGING  MARKETS  EQUITY   PORTFOLIO  OF  THE  MORGAN  STANLEY   UNIVERSAL
INSTITUTIONAL FUNDS, INC. seeks long-term capital appreciation by investing primarily in equity securities of issuers in emerging market countries.

THE FIXED INCOME PORTFOLIO OF THE MORGAN STANLEY UNIVERSAL INSTITUTIONAL FUNDS, INC. seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. government, corporate and mortgage securities.

THE HIGH YIELD PORTFOLIO OF THE MORGAN STANLEY UNIVERSAL INSTITUTIONAL FUNDS, INC. seeks above-average total return over a market cycle of three to five years by investing primarily in high yield securities (commonly referred to as "junk bonds").

THE INTERNATIONAL MAGNUM PORTFOLIO OF THE MORGAN STANLEY UNIVERSAL INSTITUTIONAL FUNDS, INC. seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in European, Australian, and Far East or EAFE countries.


THE MANAGED PORTFOLIO OF THE OCC ACCUMULATION TRUST seeks growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based on the adviser's assessments of the relative outlook for such investments.


THE SMALL CAP PORTFOLIO OF THE OCC ACCUMULATION TRUST seeks capital appreciation through investments in a diversified portfolio of stocks issued by small companies.


THE STOCKSPLUS GROWTH AND INCOME PORTFOLIO OF THE PIMCO VARIABLE INSURANCE TRUST seeks to achieve a total return which exceeds the total return performance of the S&P 500.

THE GROWTH PORTFOLIO OF THE TRANSAMERICA VARIABLE INSURANCE FUND, INC. seeks long-term capital growth.

THE MONEY MARKET PORTFOLIO OF THE TRANSAMERICA VARIABLE INSURANCE FUND, INC. seeks to maximize current income consistent with liquidity and the preservation of principal.

CAN I MAKE TRANSFERS AMONG THE SUB-ACCOUNTS AND THE FIXED ACCOUNT?


Yes. You may transfer contract value among the sub-accounts and the fixed account, subject to our consent and then current rules. You will incur no current taxes on transfers while your money is in the contract. You also may elect automatic account rebalancing so that assets are periodically reallocated according to a desired mix or choose automatic dollar cost averaging to gradually move funds into one or more sub-accounts.


The first 18 transfers of contract value in a contract year are free. A transfer charge not to exceed $25 may apply for each additional transfer in the same contract year. This charge is for the costs of processing the transfer.

HOW MUCH CAN I INVEST AND HOW OFTEN?

The contract requires a single payment of at least $10,000 on or before the date of issue. Additional payments of at least $10,000 may be made as long as the total payments do not exceed the maximum payment amount specified in the contract. Additional payments may be accepted, subject to our underwriting approval if the payment would increase the death benefit.

WHAT IF I NEED MY MONEY?

You may borrow up to the loan value of your contract. The maximum loan value is 90% of the result of the contract value less surrender charges. You may also make partial withdrawals and you may surrender the contract for its surrender value.

The guaranteed annual interest rate credited to the contract value securing a loan will be at least 4.0%. However, any portion of the outstanding loan that is a preferred loan will be credited interest at an annual rate not less than 5.50%.

We will allocate contract loans among the sub-accounts and the fixed account according to your instructions. If you do not make an allocation, we will make a pro rata allocation. We will transfer the portion of the contract value in each sub-account equal to the contract loan to the fixed account.

You may surrender your contract and receive its surrender value. You may make partial withdrawals of $1,000 or more from the contract value, subject to partial withdrawal costs, including any applicable surrender charges. The face amount is proportionately reduced by each partial withdrawal. We will not allow a partial withdrawal if it would reduce the contract value below $10,000.

A loan, surrender or partial withdrawal may have tax consequences. See Taxation of the Contracts.

CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

Yes. There are several changes you can make after receiving your contract, within limits. You may:

o        cancel your contract under its right to cancel provision;

o        transfer your ownership to someone else;

o        change the beneficiary;

o change the allocation for any additional payment, with no federal income tax consequences under current law;

o make transfers of the contract value among the fixed account and the sub-accounts, with no federal income taxes incurred under current law; and

o        add or remove certain optional insurance benefits provided by rider.

CAN I CONVERT MY CONTRACT INTO A NON-VARIABLE CONTRACT?

Yes. You can convert your contract without charge during the first 24 months after the date of issue. On conversion, we will transfer the portion of the contract value in the sub-accounts to the fixed account. We will allocate any future payments to the fixed account, unless you instruct us otherwise.

WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?

The following charges will apply to your contract under the circumstances described. Some of these charges apply throughout the contract's duration.

Through the final payment date, we deduct the following monthly charges from the contract value:


o        0.30% annually for the administrative expenses; and


o a deduction for the cost of insurance, which varies depending on the type of contract and underwriting class. It is deducted on each monthly processing date starting with the date of issue and continuing through the final payment date;


And, during the first ten contract years through the final payment date, we deduct:


o        0.40% annually for distribution expenses; and

o        0.20% annually for federal, state and local taxes.


Additionally, the following daily charge is deducted from the separate account for the duration of the contract:


o        0.80% annually for the mortality and expense risks.

The following charges and fees apply if you exercise certain contract rights:

o        we may charge $25 for transfers in excess of 18 in a contract year;

o we will charge for surrenders, and for partial withdrawals in excess of the Free 10% Withdrawal amount, during the first nine contract years, adjusted for reinstatements;

o we may charge a withdrawal transaction fee for partial withdrawals, equal to 2% of the amount withdrawn up to a $25 maximum. Currently, no charge is imposed; and

o we may charge up to $25 for each projection of values you request during a contract year in excess of one projection of values in addition to your annual statement.

There are also deductions from and expenses paid out of the assets of the portfolios that are described in the accompanying prospectuses.

WHAT ARE THE EXPENSES AND FEES OF THE PORTFOLIOS?


In addition to the charges described above, certain management fees and other expenses are deducted from the assets of the underlying portfolios. The levels of fees and expenses vary among the portfolios. The following table shows the management fees, other expenses and the total portfolio annual expenses of the portfolios for 1999. For more information concerning these fees and expenses, see the prospectuses of the portfolios.


                               PORTFOLIO EXPENSES

  (as a percentage of assets after fee waiver and/or expense reimbursement)(1)
                                                                                              TOTAL
                                                                                            PORTFOLIO
                                                       MANAGEMENT          OTHER              ANNUAL

PORTFOLIO                                               FEES (2)          EXPENSES           EXPENSES
---------                                               --------          --------           --------
Alger American Income & Growth                           0.625%            0.075%             0.70%
Alliance VP Growth and Income                             0.63%            0.08%              0.71%
Alliance VP Premier Growth                                1.00%            0.05%              1.05%
Dreyfus VIF Appreciation                                  0.75%            0.03%              0.78%
Dreyfus VIF Small Cap                                     0.75%            0.03%              0.78%
Janus Aspen Series Balanced(3)                            0.65%            0.02%              0.67%
Janus Aspen Series Worldwide Growth(3)                    0.65%            0.05%              0.70%
MFS VIT Emerging Growth                                   0.75%            0.09%              0.84%
MFS VIT Growth With Income                                0.75%            0.13%              0.88%
MFS VIT Research                                          0.75%            0.11%              0.86%
MS UIF Emerging Markets Equity                            0.42%            1.37%              1.79%
MS UIF Fixed Income                                       0.14%            0.56%              0.70%
MS UIF High Yield                                         0.19%            0.61%              0.80%
MS UIF International Magnum                               0.29%            0.87%              1.16%
OCC Accumulation Trust Managed(4)                         0.77%            0.06%              0.83%
OCC Accumulation Trust Small Cap                          0.80%            0.09%              0.89%
PIMCO VIT StocksPLUS Growth and Income(5)                 0.40%            0.25%              0.65%
Transamerica VIF Growth                                   0.70%            0.15%              0.85%
Transamerica VIF Money Market                             0.00%            0.60%              0.60%

We may receive payments from some or all of the portfolios or their advisers in varying amounts that may be based on the amount of assets allocated to the portfolios. The payments are for administrative or distribution services.

Expense information regarding the portfolios has been provided by the portfolios. We have no reason to doubt the accuracy of that information, but we have not verified those figures. These figures are for the year ended December 31, 1999. ACTUAL EXPENSES IN FUTURE YEARS MAY BE HIGHER OR LOWER THAN THESE FIGURES.


NOTES TO PORTFOLIO EXPENSES TABLE:


From time to time, the portfolios' investment advisers, each in its own discretion, may voluntarily waive all or part of their fees and/or voluntarily assume certain portfolio expenses. The expenses shown in the Portfolio Expenses table are the expenses paid for 1999. The expenses shown in the table reflect a portfolio's adviser's waivers of fees or reimbursement of expenses, if applicable. It is anticipated that such waivers or reimbursements will continue for 2000. Without such waivers or reimbursements, the annual expenses for 1999 for certain portfolios would have been, as a percentage of assets, as follows:


                                                             MANAGEMENT        OTHER        TOTAL PORTFOLIO

       PORTFOLIO                                                FEES          EXPENSES      ANNUAL EXPENSES
       ---------                                                ----          --------      ---------------
       MS UIF Emerging Markets Equity                           1.25%           1.37%            2.62%
       MS UIF Fixed Income                                      0.40%           0.56%            0.96%
       MS UIF High Yield                                        0.50%           0.61%            1.11%
       MS UIF International Magnum                              0.80%           0.87%            1.67%
       Transamerica VIF Growth                                  0.75%           0.15%            0.90%
       Transamerica VIF Money Market                            0.35%           1.04%            1.39%

(2) The management fee of certain of the portfolios includes breakpoints at designated asset levels. Further information on these breakpoints is provided under Description of Transamerica, the Separate Account, and the Portfolios, on page 16 and in the prospectuses for the portfolios.

(3) Expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee. All expenses are shown without the effect of expense offset arrangements.

(4) The Adviser is contractually obligated to waive that portion of the advisory fee and to assume any necessary expense to limit total operating expenses of the portfolio to 1.00% of average net assets (net of expenses offset) on an annual basis.

(5) PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent these expenses would exceed 0.65% of average daily assets due to the payment of organizational expenses and Trustees' fees. Without such reductions, total operating expenses for the fiscal year ended December 31, 1999 were 0.65%. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. Fees expressed are restated as of April 1, 2000.

WHAT CHARGES WILL I INCUR IF I SURRENDER
MY CONTRACT OR MAKE A PARTIAL
WITHDRAWAL?

The charges below apply only if you surrender your contract or make partial withdrawals:

o Surrender Charge - This charge applies on full surrenders within the first nine contract years. The surrender charge begins at 9.00% of the payment(s) withdrawn and decreases by 1% each contract year until it is 0% at the start of the tenth contract year. If you reinstate your contract, however, the surrender charges which will apply upon reinstatement are those which were in effect on the date of default.

o Partial Withdrawal Costs - We deduct from the contract value a surrender charge on a withdrawal exceeding the Free 10% Withdrawal Amount on partial withdrawals taken during the first nine contract years, adjusted as applicable for reinstatements.

Currently, we do not impose a withdrawal transaction fee. We reserve the right, however, to impose a withdrawal transaction fee equal to 2% of the amount withdrawn, not to exceed $25, for each partial withdrawal taken.




WHAT ARE THE LAPSE AND REINSTATEMENT PROVISIONS OF MY CONTRACT?

If the Guaranteed Death Benefit Rider is not in effect on your contract, the contract will lapse if, on a monthly processing date, the surrender value is less than the monthly deductions due. If the contract lapses, you will have a 62-day grace period in which to pay the required premium. If sufficient premium is not paid by the end of the grace period, the contract will terminate without value.

If the Guaranteed Death Benefit Rider is in effect on your contract, the contract will not lapse. If the Guaranteed Death Benefit Rider is terminated, however, your contract may then lapse.

Additionally, whether the Guaranteed Death Benefit Rider is or is not in effect on the contract, if the outstanding loan at any time exceeds the contract value minus the surrender charges, the outstanding loan will be in default. If the outstanding loan goes into default, you will have a 62-day grace period in which to pay back the excess outstanding loan. If you do not pay back the excess outstanding loan by the end of the grace period, the loan will be foreclosed and the contract will terminate without value.


If the Guaranteed Death Benefit Rider is in effect on the contract, the Guaranteed Death Benefit Rider will terminate if the loan is foreclosed. Once terminated, the Guaranteed Death Benefit Rider may not be reinstated. The rider may not be available in all jurisdictions and is not available in Massachusetts.


Within limits, the contract may be reinstated within three years from the date of default if it lapses or the outstanding loan is foreclosed.

HOW IS MY CONTRACT TAXED?

The contract has been designed to be a modified endowment contract. However, under Section 1035 of the Internal Revenue Code an exchange of:

(1)      a life insurance contract entered into before June 21, 1988; or

(2)  a life insurance contract that is not itself a modified endowment contract will not cause the contract to be treated as a modified endowment contract if no additional payments are made and there is no increase in the death benefit as a result of the exchange.

If the contract is considered a modified endowment contract, all distributions, including contract loans, partial withdrawals, surrenders and assignments, will be taxed on an income-out-first basis. Also, a 10% federal penalty tax may be imposed on that part of a distribution that is includible in income. However, the net death benefit under the contract is generally excludable from the gross income of the beneficiary. In some circumstances, federal estate tax may apply to the net death benefit or the contract value.

PERFORMANCE INFORMATION


The contracts were first offered to the public in 1999. However, we may advertise total return and average annual total return performance information based on the periods that the portfolios have been in existence.


The portfolios are not available for purchase directly by the general public and are not the same as mutual funds that may have similar names that are sold directly to the public. There can be no assurance, and no representation is made, that the investment performance of the portfolios will be comparable to a fund with a similar name or same investment objective or adviser.

The results for any period prior to the contracts being offered will be calculated as if the contracts had been offered during that period of time when the portfolio was in existence, with all charges assumed to be those applicable to the sub-accounts and the portfolios.


Total return and average annual total return are based on the hypothetical profile of a representative contract owner and historical earnings and are not intended to indicate future performance. Total return is the total income generated net of certain expenses and charges. Average annual total return is net of the same expenses and charges, but reflects the historical return compounded annually. This historical return is equal to the cumulative return had performance been constant over the entire period. Average annual total returns are not the same as yearly results and tend to smooth out variations in the portfolio's return.


Performance information under the contracts is net of portfolio expenses, mortality and expense risk charges, monthly deductions and surrender charges. We take a representative contract owner and assume that:

o the insured is a male age 55, standard, non-tobacco user underwriting class, issued under simplified underwriting guidelines;

o the contract owner had allocations in each of the sub-accounts for the portfolio durations shown; and

o        there was a full surrender at the end of the applicable period.

Performance information for any sub-account reflects only the performance of a hypothetical investment in the sub-account during a period. It is not representative of what may be achieved in the future. However, performance information may be helpful in reviewing market conditions during a period and in considering a portfolio's success in meeting its investment objectives.

We may compare performance information for a sub-account in reports and promotional literature to:


o        Standard & Poor's 500 Stock Index, or the S&P 500;

o        Dow Jones Industrial Average, or the DJIA;
o        Shearson Lehman Aggregate Bond Index;


o    other  unmanaged  indices  of  unmanaged   securities  widely  regarded  by
     investors as representative of the
     securities markets;

o other groups of variable life separate accounts or other investment products tracked by Lipper Analytical Services;

o other services, companies, publications, or persons such as Morningstar, Inc., who rank the investment products on performance or other criteria; and

o        the Consumer Price Index.

Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for insurance and administrative charges, separate account charges and portfolio management costs and expenses.

In advertising, sales literature, publications or other materials, we may give information on various topics of interest to contract owners and prospective contract owners. These topics may include:

o the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques, such as:

o        value investing,

o        market timing,

o        dollar cost averaging,

o        asset allocation, and

o        automatic account rebalancing;

o the advantages and disadvantages of investing in tax-deferred and taxable investments;

o        customer profiles and hypothetical payment and investment scenarios;

o        financial management and tax and retirement planning; and

o    investment  alternatives  to  certificates  of deposit and other  financial
     instruments,   including   comparisons   between  the   contracts  and  the
     characteristics of and market for the financial instruments.


At times, we may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company (A.M. Best), Moody's Investors Service, Inc. (Moody's), Standard & Poor's Insurance Rating Services (S&P) and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of our relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P and other ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues but do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the portfolios.


                                     TABLE I


       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 1999,
        SINCE INCEPTION OF THE PORTFOLIOS AND NET OF PORTFOLIO EXPENSES,

           SUB-ACCOUNT CHARGES, ALL MONTHLY DEDUCTIONS FOR CHARGES AND
                       ASSUMING SURRENDER OF THE CONTRACT.

The following performance information is based on the periods that the portfolios have been in existence. The data is net of expenses of the portfolios, all sub-account charges, and all contract charges, including surrender charges, for a representative contract. It is assumed that the insured is male, age 55, standard non-tobacco user, underwriting class; a single payment of $25,000 was made; the contract was issued under simplified underwriting criteria; the entire payment was allocated to each sub-account individually; and there was a full surrender of the contract at the end of the applicable period.


-----------------------------------------------------------------------------------------------------------------------

                                                                                         10 Year or
-------------------------------------------------                                        Life of the
                                                                                     Portfolio (if Less    Number of
                                                                           5 Year       than 10 Years     Years Since
                                                                           Average     Since Portfolio     Portfolio
                                                  Portfolio    1 Year      Annual    Inception) Average    Inception
                   Sub-Account                    Inception     Total       Total    Annual Total Return   (if Less
                Investing in the                     Date      Return      Return                           than 10
             Corresponding Portfolio                                                                        Years)

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------


Alger American Income & Growth                     11/15/88    30.21%      29.60%          16.22%             N/A

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------


Alliance VP Growth and Income                      1/14/91     -0.17%      20.65%          12.79%            8.96

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------


Alliance VP Premier Growth                         6/26/92     20.30%      32.63%          23.38%            7.51

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------


Dreyfus VIF Appreciation                           4/05/93     -0.08%      22.22%          17.13%            6.74

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------


Dreyfus VIF Small Cap                              8/31/90     11.35%      12.68%          32.56%            9.33

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------


Janus Aspen Series Balanced                        9/13/93     14.87%      21.39%          17.66%            6.30

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------


Janus Aspen Series Worldwide Growth                9/13/93     51.71%      30.23%          26.60%            6.30

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------


MFS VIT Emerging Growth                            7/24/95     63.69%        N/A           32.87%            4.44

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------


MFS VIT Growth With Income                         10/09/95    -4.74%        N/A           17.64%            4.23

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------


MFS VIT Research                                   7/26/95     12.22%        N/A           19.43%            4.43

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------


MS UIF Emerging Markets Equity                     10/01/96    81.28%        N/A            8.04%            3.25

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------


MS UIF Fixed Income                                1/02/97     -12.87%       N/A            0.63%            2.99

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------


MS UIF High Yield                                  1/02/97     -4.33%        N/A            3.83%            2.99

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------


MS UIF International Magnum                        1/02/97     13.34%        N/A            9.04%            2.99

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

OCC Accumulation Trust Managed(1)
                                                   8/01/88     -6.39%      16.44%          13.95%             N/A

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

OCC Accumulation Trust Small Cap(2)
                                                   8/01/88     -13.07%      5.08%           8.59%             N/A

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------


PIMCO VIT StocksPLUS Growth and Income             1/02/98      8.12%        N/A           18.70%            2.00

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Transamerica VIF Growth(3)
                                                   2/26/69     25.65%      38.03%          23.92%             N/A

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------


Transamerica VIF Money Market                      1/02/98     -6.76%        N/A           -1.60%            1.99

-----------------------------------------------------------------------------------------------------------------------
(1)  On  September  16th,  1994,  an  investment  company  which  had  commenced operations on August 1, 1988,  called Quest for Value  Accumulation  Trust,
     (the Old Trust) was effectively divided into two investment funds - the Old
     Trust and the present OCC Accumulation Trust, (the Present Trust), at which time the Present Trust  commenced  operations.  The total net assets of the managed  portfolio  immediately  after the transaction were $682,601,380 in the Old Trust and $51,345,102 in the Present Trust. For the period prior to
     September 16, 1994, the  performance  figures for the managed  portfolio of the Present Trust reflect the  performance of the managed  portfolio of the
     Old Trust.

(2) On September 16th, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust,
     (the Old Trust), was effectively divided into two investment funds - the Old Trust and the present OCC Accumulation Trust, (the Present Trust), at which time the Present Trust commenced operations. The total net assets of the Small Cap Portfolio immediately after the transaction were $139,812,573 in the Old Trust and $8,129,274 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the Small Cap Portfolio of the Present Trust reflect the performance of the Small Cap Portfolio of the Old Trust.

(3)  The Growth Portfolio of the Transamerica  Variable Insurance Fund, Inc., is
     the successor to Separate  Account Fund C of  Transamerica  Occidental Life
     Insurance  Company,  a  management   investment  company  funding  variable
     annuities,  through a reorganization on November 1, 1996. Accordingly,  the performance  data  for  the  Transamerica  VIF  Growth  Portfolio  includes performance of its predecessor.

Performance   information  reflects  only  the  performance  of  a  hypothetical investment  during the  particular  time  period on which the  calculations  are based.  One-year  total return and average annual total return figures are based on historical earnings and are not intended to indicate future performance.

Performance information should be considered in light of:

o        the investment objectives and policies,
o        the characteristics and quality of the portfolio in which a sub-account invests, and
o        the market conditions during the given time period.

Performance information should not be considered as a representation of what may be achieved in the future.




                                    TABLE II


                         AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 1999

                        SINCE INCEPTION OF THE PORTFOLIOS
                                   EXCLUDING MONTHLY DEDUCTIONS AND SURRENDER CHARGES

The following performance information is based on the periods that the portfolios have been in existence. The performance information is net of total portfolio expenses and all sub-account charges. The data does not reflect monthly deductions (charges) under the contracts or surrender charges.

-----------------------------------------------------------------------------------------------------------------------
                                                                                         10 Year or
                                                                                         Life of the
                                                                                     Portfolio (if Less    Number of
                                                                           5 Year       than 10 Years     Years Since
                                                                           Average     Since Portfolio     Portfolio
                   Sub-Account                    Portfolio    1 Year      Annual    Inception) Average    Inception
                Investing in the                  Inception     Total       Total    Annual Total Return   (if Less
             Corresponding Portfolio                 Date      Return      Return                           than 10
                                                                                                            Years)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------


Alger American Income & Growth                     11/15/88    41.31%      31.91%          17.98%             N/A

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------


Alliance VP Growth and Income                      1/14/91     10.48%      22.94%          14.54%            8.96

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------


Alliance VP Premier Growth                         6/26/92     31.26%      34.94%          25.30%            7.51

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------


Dreyfus VIF Appreciation                           4/05/93     10.56%      24.52%          19.08%            6.74

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------


Dreyfus VIF Small Cap                              8/31/90     22.16%      15.00%          34.56%            9.33

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------


Janus Aspen Series Balanced                        9/13/93     25.74%      23.69%          19.64%            6.30

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------


Janus Aspen Series Worldwide Growth                9/13/93     63.14%      32.53%          28.64%            6.30

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------


MFS VIT Emerging Growth                            7/24/95     75.30%        N/A           35.29%            4.44

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------


MFS VIT Growth With Income                         10/09/95     5.84%        N/A           20.12%            4.23

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------


MFS VIT Research                                   7/26/95     23.06%        N/A           21.85%            4.43

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------


MS UIF Emerging Markets Equity                     10/01/96    93.14%        N/A           11.23%            3.25

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------


MS UIF Fixed Income                                1/02/97     -2.41%        N/A            4.44%            2.99

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------


MS UIF High Yield                                  1/02/97      6.25%        N/A            7.56%            2.99

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------


MS UIF International Magnum                        1/02/97     24.19%        N/A           12.65%            2.99

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

OCC Accumulation Trust Managed(1)
                                                   8/01/88      4.16%      18.75%          15.67%             N/A

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

OCC Accumulation Trust Small Cap(2)
                                                   8/01/88     -2.62%       7.49%          10.23%             N/A

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------


PIMCO VIT StocksPLUS Growth and Income             1/02/98     18.89%        N/A           23.88%            2.00

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

Transamerica VIF Growth(3)
                                                   2/26/69     36.69%      40.37%          25.79%             N/A

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------


Transamerica VIF Money Market                      1/02/98      3.78%        N/A            3.95%            1.99

-----------------------------------------------------------------------------------------------------------------------




(1) On September 16th, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust, (the Old Trust) was effectively divided into two investment funds - the Old Trust and the present OCC Accumulation Trust, (the Present Trust), at which time the Present Trust commenced operations. The total net assets of the managed portfolio immediately after the transaction were $682,601,380 in the Old Trust and $51,345,102 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the managed portfolio of the Present Trust reflect the performance of the managed portfolio of the Old Trust.

 (2) On September 16th, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust, (the Old Trust) was effectively divided into two investment funds - the Old Trust and the present OCC Accumulation Trust, (the Present Trust) at which time the Present Trust commenced operations. The total net assets of the Small Cap Portfolio immediately after the transaction were $139,812,573 in the Old Trust and $8,129,274 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the Small Cap Portfolio of the Present Trust reflect the performance of the Small Cap Portfolio of the Old Trust.

 (3) The Growth Portfolio of the Transamerica Variable Insurance Fund, Inc., is the successor to Separate Account Fund C of Transamerica Occidental Life Insurance Company, a management investment company funding variable annuities, through a reorganization on November 1, 1996. Accordingly, the performance data for the Transamerica VIF Growth Portfolio includes performance of its predecessor.

Performance information reflects only the performance of a hypothetical investment during the particular time period on which the calculations are based. One-year total return and average annual total return figures are based on historical earnings and are not intended to indicate future performance.

Performance information should be considered in light of:

o        the investment objectives and policies,

o the characteristics and quality of the portfolio in which a sub-account invests, and

o        the market conditions during the given time period.

Performance information should not be considered as a representation of what may be achieved in the future.

DESCRIPTION OF TRANSAMERICA,
THE SEPARATE ACCOUNT AND
THE PORTFOLIOS


TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY: Transamerica Occidental Life Insurance Company, or Transamerica, us or we, is a stock life insurance company incorporated under the laws of the State of California on June 30, 1906. Transamerica is principally engaged in the sale of life insurance and annuity policies. The home office of Transamerica is 1150 South Olive Street, Los Angeles, California 90015.


Transamerica Corporation, a subsidiary of AEGON N.V., indirectly owns the issuing company, Transamerica Occidental Life Insurance Company.

INSURANCE MARKETPLACE STANDARDS ASSOCIATION: In recent years, the insurance industry has recognized the need to develop specific principles and practices to help maintain the highest standards of marketplace behavior and enhance credibility with consumers. As a result, the industry established the Insurance Marketplace Standards Association (IMSA).

As an IMSA member, we agree to follow a set of standards in our advertising, sales and service for individual life insurance and annuity products. The IMSA logo, which you will see on our advertising and promotional materials, demonstrates that we take our commitment to ethical conduct seriously.

THE SEPARATE ACCOUNT: Transamerica Occidental Life Separate Account VUL-2, the separate account, was established by us as a separate account under the laws of the State of California, pursuant to resolutions adopted by our Board of Directors on June 11, 1996. The separate account is registered with the Securities and Exchange Commission (the SEC or Commission) under the Investment Company Act of 1940, or 1940 Act, as a unit investment trust. It meets the definition of a separate account under the federal securities laws. However, the Commission does not supervise the management of the investment practices or policies of the separate account.

The assets used to fund the variable part of the contracts are set aside in the separate account. The assets of the separate account are owned by Transamerica, but they are held separately from our other assets. Section 10506 of the California Insurance Code provides that the assets of a separate account are not chargeable with liabilities arising out of any other business operation of the insurance company, except to the extent provided in the contracts and policies. Income, gains and losses incurred on the assets in the separate account, whether or not realized, are credited to or charged against the separate account without regard to our other income, gains or losses. Therefore, the investment performance of the separate account is entirely independent of the investment performance of our general account assets or any other separate account maintained by us.

The  separate  account  currently  has  nineteen   sub-accounts   available  for
investment, each of which invests solely in a specific corresponding mutual fund portfolio. Changes to the sub-accounts may be made at our discretion.

THE PORTFOLIOS: The portfolios are open-end management investment companies or portfolios of series, open-end management companies registered with the SEC under the 1940 Act and are usually referred to as mutual funds. This SEC registration does not involve SEC supervision of the investments or investment policies of the portfolios. Shares of the portfolios are not offered to the public but solely to the insurance company separate accounts and other qualified purchasers as limited by federal tax laws.

These portfolios are not the same as mutual funds that may have very similar names that are sold directly to the public. The assets of each portfolio are held separate from the assets of the other portfolios. Each portfolio operates as a separate investment vehicle. The income or losses of one portfolio have no effect on the investment performance of another portfolio. The sub-accounts reinvest dividends and/or capital gains distributions received from a portfolio in more shares of that portfolio as retained assets.

THE SUB-ACCOUNTS AVAILABLE UNDER THE
CONTRACTS INVEST IN THE FOLLOWING
PORTFOLIOS:

o        The Income & Growth Portfolio of The Alger American Fund
                                          -----------------------

o........The Growth and Income Portfolio and The Premier Growth Portfolio of the
     Alliance Variable Products Series Fund, Inc.

o The Appreciation Portfolio and The Small Cap Portfolio of the Dreyfus Variable Investment Fund --------------------------------

o The Balanced Portfolio and The Worldwide Growth Portfolio of the Janus Aspen Series ------------------

o The Emerging Growth Series, The Growth With Income Series, and The Research Series of the MFS Variable ------------ Insurance Trust


o The Emerging Markets Equity Portfolio, The Fixed Income Portfolio, The High Yield Portfolio, and The International Magnum Portfolio of the Morgan Stanley Universal Institutional Funds, Inc.


o The Managed Portfolio and The Small Cap Portfolio of the OCC Accumulation Trust ----------------------

o The StocksPLUS Growth and Income Portfolio of the PIMCO Variable Insurance Trust ------------------------------

o The Growth Portfolio and The Money Market Portfolio of the Transamerica Variable Insurance Fund, Inc. ------------------------------------------

A summary of the investment objectives and policies of the portfolios is set forth below. BEFORE INVESTING, READ CAREFULLY THE PROSPECTUSES OF THE PORTFOLIOS THAT ACCOMPANY THIS PROSPECTUS. Statements of Additional Information for the portfolios are available without charge by contacting our Variable Life Service Center.

There is no guarantee that the investment objectives of the portfolios will be achieved. The contract value may be more or less than the aggregate payments made to the contract. The management fees listed below are fees specified in the applicable advisory contract, that is, before any fee waivers. The portfolios' prospectuses contain more detailed information on the portfolio's investment objectives, restrictions, risks, expenses and advisers.

THE INCOME & GROWTH PORTFOLIO OF THE ALGER AMERICAN FUND seeks, primarily, a high level of dividend income. Capital appreciation is a secondary objective of the portfolio. The portfolio invests in dividend paying equity securities, such as common or preferred stocks, preferably those which the Manager believes also offer opportunities for capital appreciation.

Manager: Fred Alger Management, Inc.
Management Fee: 0.625%.


THE GROWTH AND INCOME PORTFOLIO OF THE ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. seeks reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality. Whenever the economic outlook is unfavorable for investment in common stock, this portfolio may invest in other types of securities, such as bonds, convertible bonds, preferred stock and convertible preferred stocks. The portfolio managers will purchase and sell portfolio securities at times and in amounts as management deems advisable in light of market, economic and other conditions.

Adviser: Alliance Capital Management L.P.
Management Fee: 0.63%.

THE PREMIER GROWTH PORTFOLIO OF THE ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. seeks growth of capital by pursuing aggressive investment policies. Since this portfolio's investments will be made based upon their potential for capital appreciation, current income will not be a high priority for this portfolio. The portfolio will invest mainly in equity securities, such as common stocks, securities convertible into common stocks and rights and warrants to subscribe for or purchase common stocks. Equity investments will be in a limited number of large, carefully selected, high-quality U.S. companies. In the Adviser's judgement, the companies chosen will be those that are likely to achieve superior earnings growth. Approximately 25 companies believed by the Adviser to show superior potential for capital appreciation will usually constitute approximately 70% of the portfolio's net assets at any one time. The portfolio thus differs from more typical equity mutual funds by investing most of its assets in a relatively small number of intensively researched companies. Under normal circumstances the portfolio will invest at least 85% of the value of its total assets in the equity securities of U.S. companies.


Adviser: Alliance Capital Management L.P.
Management Fee: 1.00%.


THE APPRECIATION PORTFOLIO OF THE DREYFUS VARIABLE INVESTMENT FUND seeks long-term capital growth consistent with the preservation of capital; current income is a secondary goal. To pursue these goals, the portfolio invests in common stocks focusing on "blue chip" companies with total market values of more than $5 billion at the time or purchase.


Adviser: The Dreyfus Corporation.
Sub-Adviser: Fayez Sarofim & Co.
Management Fee: 0.75%.


THE SMALL CAP PORTFOLIO OF THE DREYFUS VARIABLE INVESTMENT FUND seeks to maximize capital appreciation. To pursue this goal, the portfolio generally invests at least 65% of its assets in the common stock of U.S. and foreign companies. The portfolio focuses on small-cap companies with total market values of less than $1.5 million.


Adviser: The Dreyfus Corporation.
Management Fee: 0.75%.


THE BALANCED PORTFOLIO OF THE JANUS ASPEN SERIES seeks long-term capital growth consistent with preservation of capital and current income. Normally, this diversified portfolio invests 40-60% of its assets in securities selected primarily for their growth potential. The balance of its holdings is invested in securities selected primarily for their capacity to generate income. Such holdings are likely to consist of bonds and preferred stocks. Typically, at least 25% of this portfolio is made up of fixed-income securities.

Adviser: Janus Capital Corporation.
Management Fee: 0.65%.

THE WORLDWIDE GROWTH PORTFOLIO OF THE JANUS ASPEN SERIES seeks long-term growth of capital in a manner consistent with the preservation of capital. It is a diversified portfolio that pursues its objective primarily through investments in common stocks of foreign and domestic issuers. The portfolio has the flexibility to invest on a worldwide basis in companies and other organizations of any size, regardless of country of origin or place of principal business activity. The portfolio normally invests in issuers from at least five different countries, including the United States. The portfolio may at times invest in fewer than five countries or even a single country.

Adviser: Janus Capital Corporation.
Management Fee: 0.65%.

THE EMERGING GROWTH SERIES OF THE MFS VARIABLE INSURANCE TRUST seeks long-term growth of capital. The series may invest up to 25% of its net assets in foreign securities, including emerging market securities. Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income.


Adviser: Massachusetts Financial Services Company.
Management Fee: 0.75%.


THE GROWTH WITH INCOME SERIES OF THE MFS VARIABLE INSURANCE TRUST seeks long-term growth of capital and future income while providing more current dividend income than is normally obtainable from a portfolio of only growth stocks. The series invests, under normal market conditions, at least 65% of its total assets in common stock and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. The series will also seek to provide income equal to approximated 90% of the dividend yield on the Standard & Poor's 500 Composite Index. While the fund may invest in companies of any size, the fund generally focuses on companies with larger market capitalizations that the series' adviser believes have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow. The series may invest in foreign securities through which it may have exposure to foreign currencies.


Adviser: Massachusetts Financial Services Company.
Management Fee: 0.75%.


THE RESEARCH SERIES OF THE MFS VARIABLE INSURANCE TRUST seeks long-term growth of capital and future income. The series invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The series focuses on companies that the series' adviser believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management. The series may invest in foreign equity securities (including emerging market securities) through which it may have exposure to foreign currencies.


Adviser: Massachusetts Financial Services Company.
Management Fee: 0.75%.


THE MORGAN STANLEY UNIVERSAL INSTITUTIONAL FUNDS, INC. EMERGING MARKETS EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of issuers in emerging market countries. The Adviser seeks to maximize returns by investing in growth-oriented equity securities in emerging markets. The Adviser's investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and managements with a strong shareholder value orientation. The Adviser allocates the portfolio's assets among emerging markets based on relative economic, political and social fundamentals, stock valuations and investor sentiments.

Adviser: Morgan Stanley Asset Management* Management Fee: 1.25% of the first $500 million; 1.20% of the next $500 million; and 1.15% of the assets over $1 billion.

*On December 1, 1998, Morgan Stanley Asset Management Inc. changed its name to Morgan Stanley Dean Witter Investment Management Inc., but continues to do business in certain instances using the name Morgan Stanley Asset Management,

THE MORGAN STANLEY UNIVERSAL INSTITUTIONAL FUNDS, INC. FIXED INCOME PORTFOLIO seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio ordinarily will maintain an average weighted maturity in excess of five years. The Portfolio may invest opportunistically in non-dollar denominated securities and below investment grade securities.

Adviser: Miller Anderson & Sherrerd, LLP. Management Fee: 0.40% of the first $500 million; 0.35% of the next $500 million; and 0.30% of the assets over $1 billion.

THE MORGAN STANLEY UNIVERSAL INSTITUTIONAL FUNDS, INC. HIGH YIELD PORTFOLIO seeks above-average total return over a market cycle of three to five years by investing primarily in high yield securities (commonly referred to as "junk bonds"). The Portfolio also may invest in investment grade fixed income securities, including U.S. government securities, corporate bonds and mortgage securities. The Portfolio may invest to a limited extent in foreign fixed income securities, including emerging market securities.

Adviser: Miller Anderson & Sherrerd, LLP. Management Fee: 0.50% of the first $500 million; 0.45% of the next $500 million; and 0.40% of the assets over $1 billion.

THE MORGAN STANLEY UNIVERSAL INSTITUTIONAL FUNDS, INC. INTERNATIONAL MAGNUM PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries. The Adviser seeks to achieve superior long-term returns by creating a diversified portfolio of undervalued international equity securities. To achieve this goal, the Adviser uses a combination of strategic geographic asset allocation and fundamental, value oriented stock selection. The countries in which the portfolio will invest are those comprising the Morgan Stanley Capital International EAFE Index, which includes Australia, Japan, New Zealand, most nations located in Western Europe and the more developed countries in Asia, such as Hong Kong and Singapore. Collectively, we refer to these as the EAFE countries. The portfolio may invest up to 5% of its total assets in securities of issuers domiciled in non-EAFE countries. Under normal circumstances, at least 65% of the total assets of the portfolio will be invested in equity securities of issuers in at least three different EAFE countries.

Adviser: Morgan Stanley Asset Management Management Fee: 0.80% of the first $500 million; 0.75% of the next $500 million; and 0.70% of the assets over $1 billion.

THE MANAGED PORTFOLIO OF THE OCC ACCUMULATION TRUST seeks growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based on the Adviser's assessments of the relative outlook for such investments. Debt securities are expected to be predominantly investment grade intermediate to long term U.S. Government and corporate debt. The portfolio will also invest in high quality short term money market and cash equivalent securities and may invest almost all of its assets in such securities when necessary to preserve capital. In addition, the portfolio may also purchase foreign securities. These foreign securities must be listed on a domestic or foreign securities exchange or represented by American depositary receipts.


Adviser: OpCap Advisors.
Management Fee: 0.80% of the first $400

million and 0.75% of the next $400 million and 0.70% of net assets over $800 million.

THE SMALL CAP PORTFOLIO OF THE OCC ACCUMULATION TRUST seeks capital appreciation through investments in a diversified portfolio of stocks issued by small companies. It will consist primarily of equity securities of companies with market capitalizations of under $1 billion. Under normal circumstances, at least 65% of the portfolio's assets will be invested in equity securities. The majority of securities purchased by the portfolio will be traded on the New York Stock Exchange, the American Stock Exchange or in the over-the-counter market. The portfolio's holdings may also include options, warrants, bonds, notes and convertible bonds. In addition, the portfolio may also purchase foreign securities. Foreign securities must be listed on a domestic or foreign securities exchange or be represented by American depositary receipts.


Adviser: OpCap Advisors.

Management Fee: 0.80% of the first $400 million and 0.75% of the next $400 million and 0.70% of net assets over $800 million.


THE STOCKSPLUS GROWTH AND INCOME PORTFOLIO OF THE PIMCO VARIABLE INSURANCE TRUST seeks to achieve a total return which exceeds the total return performance of the S&P 500. The Portfolio invests in common stocks, options, futures, options on futures and swaps. Under normal market conditions, the Portfolio invests substantially all of its assets in S&P 500 derivatives, backed by a portfolio of fixed income instruments. The Portfolio uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The Adviser actively manages the fixed income assets held by the Portfolio, with a view to enhancing the Portfolio's total return investment performance, subject to an overall portfolio duration which is normally not expected to exceed one year. The Portfolio may invest up to 10% of its assets in high yield bonds rated B or higher by Moody's or S&P, or if unrated, determined by the Adviser to be comparable quality. The Portfolio may also invest up to 20% of its assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers.

Adviser: Pacific Investment Management Company.
Management Fee: 0.40%


THE GROWTH PORTFOLIO OF THE TRANSAMERICA VARIABLE INSURANCE FUND, INC. seeks long-term capital growth. It invests at least 65% of its assets in a diversified selection of equity securities of domestic growth companies of any size. The manager uses a "bottom-up" approach to investing and constructs the portfolio one company at a time. The manager focuses on identifying fundamental change in its early stages and investing in premier companies. In the manager's view, characteristics of premier companies include one or more of the following: share-holder-oriented management; dominance in market share; cost production advantages; leading brands; self-financed growth; and attractive reinvestment opportunities. The manager of the portfolio believes in long-term investing and does not try to time the market. However, when in the judgment of the manager market conditions warrant, the portfolio may, for temporary defensive purposes, hold part or all of its assets in cash or cash equivalents.

Adviser: Transamerica Investment Management, LLC
Sub-Adviser: Transamerica Investment Services, Inc.
Management Fee: 0.75%.
THE MONEY MARKET PORTFOLIO OF THE TRANSAMERICA VARIABLE INSURANCE FUND, INC. seeks to maximize current income consistent with liquidity and the preservation of principal. The portfolio invests primarily in high quality U.S. dollar-denominated money market instruments with remaining maturities of 13 months or less. These include: obligations issued or guaranteed by the U.S. and foreign governments and their agencies and instrumentalities; obligations of U.S. and foreign banks, or their foreign branches, and U.S. savings banks; short-term corporate obligations, including commercial paper, notes and bonds; other short-term debt obligations with remaining maturities of 397 days or less; and repurchase agreements involving any of the securities mentioned above. The portfolio may also purchase other marketable, non-convertible corporate debt securities of U.S. issuers. These investments include bonds, debentures, floating rate obligations, and issues with optional maturities.

Adviser: Transamerica Investment Management, LLC
Sub-Adviser: Transamerica Investment Services, Inc.
Management Fee: 0.35%.


If there is a material change in the investment objective or policy of a portfolio, we will notify you of the change. If you have contract value allocated to that portfolio, you may reallocate the contract value to another portfolio or to the fixed account without charge. For you to exercise your rights, we must receive your written request within 60 days of the LATER of the:

o effective date of the material change in the investment objective or policy; or

o        receipt of the notice of your right to transfer.

PORTFOLIOS NOT PUBLICLY AVAILABLE

The portfolios are open-end management investment companies or portfolios of series, open-end management companies registered with the SEC under the 1940 Act that are often referred to as mutual funds. This SEC registration does not involve SEC supervision of the investments or investment policies of the portfolios. Shares of the portfolios are not offered to the public but solely to the insurance company separate accounts and other qualified purchasers as limited by federal tax laws. These portfolios are not the same as mutual funds that may have very similar names that are sold directly to the public. The assets of each portfolio are held separate from the assets of the other portfolios. Each portfolio operates as a separate investment vehicle. The income or losses of one portfolio have no effect on the investment performance of another portfolio. The sub-accounts reinvest dividends and/or capital gains distributions received from a portfolio in more shares of that portfolio as retained assets.

THE CONTRACT


The contract is subject to the insurance laws and regulations of each state or jurisdiction in which it is available for distribution. There may be differences between the contract issued and the general contract description contained in this prospectus because of requirements of the state where your contract is issued. Some of the state specific differences are included in the prospectus, but the prospectus does NOT include references to all state specific differences. All state specific contract features will be described in your contract.


APPLYING FOR A CONTRACT

Individuals wishing to purchase a contract must complete an application. We offer contracts to individuals 89 years old and under. For applications for second-to-die contracts, both proposed insureds must be 89 years old or under. After receiving a completed application from a prospective contract owner, we will begin underwriting to decide the insurability of the proposed insured. We may require medical examinations and other information before deciding insurability. We issue a contract only after underwriting has been completed. We may reject an application that does not meet our underwriting guidelines.

A prospective contract owner may make a payment at the time the application is completed. The payment must be at least $10,000 and at least 80% of the guideline single premium for the face amount requested. Under these circumstances, we will issue a conditional receipt which provides fixed conditional insurance, but not until after all its conditions are met. Included in these conditions are the completion of both parts of the application, to the extent required by our underwriting guidelines, completion of all underwriting requirements, and the proposed insured must be insurable under Transamerica's rules for insurance under the contract, in the amount, and in the underwriting class applied for in the application. After all conditions are met, the amount of fixed conditional insurance provided by the conditional receipt will be the amount applied for, up to a maximum of $250,000 for persons age 16 to 65 and insurable in a standard underwriting class, and up to $100,000 for all other ages and underwriting classes.

If you made the initial payment before the date we approve the application, we will allocate the payment to our fixed account within two business days of receipt of the payment at our Variable Life Service Center. If we are unable to issue the contract, the payment will be returned to you without interest.

If your application is approved and the contract is issued, we will allocate your contract value within two days of the date we approve your application according to your allocation instructions. However, if your contract provides for a full refund of payments under its right to cancel provision as required in your state, we will initially allocate your sub-account investments to the sub-account investing in the Money Market Portfolio. We will reallocate all amounts according to your investment choices no later than the expiration of four calendar days plus the number of days under the state free look period. This period usually lasts for 10 days, but is longer in some circumstances. See THE CONTRACT - Free Look Right to Cancel.


If your initial payment is equal to the amount of the guideline single premium, the contract will be issued with the Guaranteed Death Benefit Rider at no additional cost. If the Guaranteed Death Benefit Rider is in effect on the final payment date, a guaranteed net death benefit will be provided thereafter unless the Guaranteed Death Benefit Rider is subsequently terminated. The Guaranteed Death Benefit Rider may not be available in all jurisdictions and is not available in Massachusetts.


FREE LOOK PERIOD

The contract provides for a free look period under the right to cancel provision. You have the right to examine and cancel your contract by returning it to us or to one of our representatives on or before the tenth day, or such later date as required in your state, after you receive the contract.

If your contract provides for a full refund under its right to cancel provision as required in your state, your refund will be your entire payment. If your contract does not provide for a full refund, you will receive:

o        amounts allocated to the fixed account; plus

o        the contract value in the sub-accounts; plus

o        all fees, charges and taxes which have been imposed.

We may delay a refund of any payment made by check until the check has cleared your bank. Your refund will be determined as of the valuation date that the contract is received at our Variable Life Service Center.

CONVERSION PRIVILEGE

Within 24 months of the date of issue, you can convert your contract into a non-variable contract by transferring all contract value in the sub-accounts to the fixed account. The conversion will take effect at the end of the valuation period in which we receive, at our Variable Life Service Center, notice of the conversion satisfactory to us. There is no charge for this conversion. We will allocate any future payments to the fixed account, unless you instruct us otherwise.

PAYMENTS

The contracts are designed for a large single payment to be paid by you on or before the date of issue. The minimum initial payment is $10,000. The initial payment is used to determine the face amount. The face amount will be determined by treating the payment as equal to 100% of the guideline single premium except as provided below.


You also indicate the desired face amount on the application. If the payment exceeds 100% of the guideline single premium for the face amount, the application will be amended and a contract with a higher face amount will be issued. If the payment specified is less than 80% of the guideline single premium for the face amount, the application will be amended and a contract with a lower face amount will be issued. You must agree to any amendment to the application.


Under our underwriting rules, the face amount must be based on 100% of the guideline single premium to be eligible for simplified underwriting and to qualify for the Guaranteed Death Benefit Rider.

Payments are payable to us. Payments may be made by mail to our Variable Life Service Center or through our authorized representative. Any additional payment, after the initial payment, is credited to the sub-accounts or fixed account on the date of receipt at our Variable Life Service Center.

The contract limits the ability to make additional payments. Any additional payments may not cause total payments to exceed the maximum payment on the specifications pages of your contract. Additional payments may be accepted by us subject to our underwriting approval if the payment would increase the amount of the death benefit. No additional payment may be less than $10,000 without our consent except as necessary to keep a contract in force.

Total payments may not exceed the current maximum payment limits under federal tax law. Where total payments would exceed the current maximum payment limits, we will only accept that part of a payment that will make total payments equal the maximum. We will return any part of a payment that is greater than that amount. However, we will accept a payment needed to prevent contract lapse during a contract year.

ALLOCATION OF PAYMENTS

In the application for your contract, you decide the initial allocation of the payment among the sub-accounts and the fixed account. You may allocate the payment to one or more of the sub-accounts and/or the fixed account. You may allocate payment among up to nineteen sub-accounts, plus the fixed account. The minimum amount that you may allocate to a sub-account or to the fixed account without our consent is 5.0% of the payment. Allocation percentages must be in whole numbers (for example, 33 1/3% may not be chosen) and must total 100%.

You may change the allocation of any future payment by written request or telephone request. You have the privilege to make telephone requests, unless you elected not to have the privilege on the application. The policy of the Company and its representatives and affiliates is that they will not be responsible for losses resulting from acting on telephone requests reasonably believed to be genuine. We will use reasonable methods to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses from unauthorized or fraudulent instructions. We require that callers on behalf of a contract owner identify themselves by name and identify the contract owner by name, date of birth and social security number. All telephone requests are tape recorded. An allocation change will take effect on the date of receipt of the notice at our Variable Life Service Center.

The contract value in the sub-accounts will vary with investment experience. You bear this investment risk. Investment performance may also affect the death benefit. Review your allocations of contract value as market conditions and your financial planning needs change.

TRANSFER PRIVILEGE

At any time before the election of a benefit payment option, subject to our then current rules, you may transfer amounts among the sub-accounts or between a sub-account and the fixed account. You may not transfer that portion of the contract value held in the fixed account that secures a contract loan.

We will make transfers at your written request or telephone request, as described in THE CONTRACT - Allocation of Payments. Transfers are effected at the value next computed after receipt of the transfer order.

The first 18 transfers in a contract year are free. After that, we may deduct a transfer charge, not to exceed $25, from amounts transferred on each additional transfer in that contract year.

Transfers involving the fixed account are currently allowed only if:

o there has been at least a ninety day period since the last transfer from the fixed account; and o the amount transferred from the fixed account in each transfer does not exceed the lesser of $100,000 or
     25% of the contract value.

These limitations do not apply to automatic transfers from the fixed account you elect to make under the dollar cost averaging option.

You may apply for automatic transfers under either the dollar cost averaging, or DCA, option, or the automatic account rebalancing, or AAR, option, by submitting your written request to our Variable Life Service Center. Transfers under either DCA or AAR are generally effective on the 15th day of each scheduled month. If your written request is received by us prior to the 15th of the month, your option may begin as early as the 15th of the month in which we receive your request. Otherwise, your option may begin as early as the 15th of the following month. You may cancel your election of an option by written request at any time with regard to future transfers. The DCA option and the AAR option may not be in effect at the same time on your contract. If you elect one option and, at a later date, submit written request for the other option, your new written request will be honored, and the previously elected option will be automatically terminated.

DOLLAR COST AVERAGING OR DCA

This option allows you to systematically transfer a set dollar amount from a source account you select for your contract on a monthly, quarterly, or semi-annual basis to one or more sub-accounts. You may choose either the Money Market sub-account or the fixed account as your source account. The minimum amount of each DCA transfer from the source account is $100, and you may not have value in more than nineteen sub-accounts. The DCA option is designed to reduce the risk of your purchasing units only when the price of the units is high, but you should carefully consider your financial ability to continue the option over a long enough period of time to purchase units when their value is low as well as when they are high. The DCA option does not assure a profit or protect against a loss. The DCA option will terminate automatically when the value of your source account is depleted.

There is no additional charge for electing the DCA option. Transfers TO the fixed account are not permitted under the DCA option. Transfers FROM the fixed account as the source account will not be subject to the limitations on transfers from the fixed account. We reserve the right to terminate the DCA option at any time and for any reason.

The first automatic transfer for the elected DCA option counts as one transfer toward the 18 free transfers allowed in each contract year. Each subsequent automatic transfer for the elected option is free, and does not reduce the remaining number of transfers that are free in a contract year.

AUTOMATIC ACCOUNT REBALANCING OR AAR

Once your payments and requested transfers have been allocated among your sub-account choices, the performance of each sub-account may cause your allocation to shift such that the relative value of one or more sub-accounts is no longer consistent with your overall objectives. Under the AAR option, the balances in your selected sub-accounts can be restored to the allocation percentages you elect on your written request by transferring values among the sub-accounts. You may not have value in more than nineteen sub-accounts.

The minimum percentage allocation for each selected sub-account without our consent is 5%, and percentage allocations must be in whole numbers. The AAR option is available on a quarterly, semi-annual or annual basis. The minimum total amount of the transfers under the AAR option is $100 per scheduled date. If the total transfer amount would be less than $100, no transfer will occur on that scheduled date. The AAR option does not guarantee a profit or protect against a loss.

There is no additional charge for electing the AAR option. Transfers to or from the fixed account are not permitted under the AAR option. We reserve the right to terminate the AAR option at any time and for any reason.

The first automatic transfer for the elected AAR option counts as one transfer toward the 18 free transfers allowed in each contract year. Each subsequent automatic transfer for the elected option is free, and does not reduce the remaining number of transfers that are free in a contract year.

The following transfers will not count toward the 18 free transfers:

o        any transfers made for a conversion privilege;

o transfers to or from the Money Market sub-account during the free-look period if your contract provides for a full refund of payments under the free-look provision;

o        transfers because of a contract loan or a contract loan repayment; AND

o        transfers because of a material change in investment policy.

TRANSFER PRIVILEGES SUBJECT TO POSSIBLE LIMITS

All of the transfer privileges described above are subject to our consent. We reserve the right to impose limits on transfers including, but not limited to, the:

o        minimum amount that may be transferred;

o minimum amount that may remain in a sub-account following a transfer from that sub-account;

o        minimum period between transfers involving the fixed account; and

o        maximum amounts that may be transferred from the fixed account.


These rules are subject to change by us.


DEATH BENEFIT

If the contract is in force on the date the insured dies, we will, with due proof of death, pay the net death benefit to the named beneficiary. For second-to-die contracts, the net death benefit is payable on the death of the last surviving insured. There is no death benefit payable on the death of the first insured to die. We will normally pay the net death benefit within seven days of receiving due proof of the insured's death, but we may delay payment of net death benefits. The beneficiary may receive the net death benefit in a lump sum or under a benefit payment option, unless the benefit payment option has been restricted by the contract owner. The net death benefit is the amount of the death benefit reduced by certain amounts, as described below. The amount of the death benefit in some instances depends on whether the Guaranteed Death Benefit Rider is in effect on the contract at the time of the insured's death.

GUARANTEED DEATH BENEFIT RIDER


The Guaranteed Death Benefit Rider may not be available in all jurisdictions and is not available in Massachusetts. If at the time of issue the contract owner has made payments equal to 100% of the guideline single premium, a Guaranteed Death Benefit Rider will be added to the contract at no additional charge, if the rider is available in your state. The contract will not lapse while the Guaranteed Death Benefit Rider is in force. The Guaranteed Death Benefit Rider will terminate and may not be reinstated on the first to occur of:


o        foreclosure of the outstanding loan,

o a request for a partial withdrawal or a loan after the final payment date, OR

o        your written request to terminate the rider.

DEATH BENEFIT AND NET DEATH BENEFIT

Through the final payment date, the death benefit is equal to the GREATER OF:

o        the face amount, or

o        the guideline minimum sum insured.

Through the final payment date, the net death benefit is:

o        the death benefit, MINUS

o any outstanding loan and monthly deductions due and unpaid through the contract month in which the insured dies, as well as any unpaid partial withdrawals, withdrawal transaction fees, and applicable surrender charges.

If the Guaranteed Death Benefit Rider is in effect on the final payment date, and is not subsequently terminated, then the death benefit after the final payment date is the GREATER OF:

o        the face amount on the final payment date, or

o the guideline minimum sum insured as of the date due proof of death is received by us.

The net death benefit after the final payment date if the Guaranteed Death Benefit Rider is in effect is:

o        the death benefit, MINUS

o        any outstanding loan, through the month in which the insured dies.

If the Guaranteed Death Benefit Rider is NOT in effect, then the death benefit after the final payment date is the guideline minimum sum insured as of the date due proof of death is received by us.

The net death benefit after the final payment date if the Guaranteed Death Benefit Rider is NOT in effect is:

o        the death benefit, MINUS

o any outstanding loan, through the month in which the insured dies, as well as any unpaid partial withdrawals, withdrawal transaction fees, and applicable surrender charges.

GUIDELINE MINIMUM SUM INSURED

The guideline minimum sum insured is a percentage of the contract value as set forth in Appendix A - Guideline Minimum Sum Insured. The guideline minimum sum insured is computed based on federal income tax regulations to ensure that the contract qualifies as a life insurance contract and that the insurance proceeds generally will be excluded from the gross income of the beneficiary.

ILLUSTRATION

In this illustration, assume that the insured is under the age of 40, and that there is no outstanding loan.

A contract with a $100,000 face amount will have a death benefit of at least $100,000. However, because the death benefit must be equal to or greater than 265% of contract value, if the contract value exceeds $37,736 the death benefit will exceed the $100,000 face amount. In this example, each dollar of contract value above $37,736 will increase the death benefit by $2.65. For example, a contract with a contract value of $50,000 will have a guideline minimum sum insured of $132,500 ($50,000 X 2.65); contract value of $60,000 will produce a guideline minimum sum insured of $159,000 ($60,000 X 2.65); and contract value of $75,000 will produce a guideline minimum sum insured of $198,750 ($75,000 X 2.65).

Similarly, if the contract value exceeds $37,736, each dollar taken out of the contract value will reduce the death benefit by $2.65. If, for example, the contract value is reduced from $60,000 to $50,000 because of partial withdrawals, charges or negative investment performance, the death benefit will be reduced from $159,000 to $132,500. If, however, the contract value multiplied by the applicable percentage from the table in Appendix A is less than the face amount, the death benefit will equal the face amount.

The applicable percentage becomes lower as the insured's age increases. If the insured's age in the above example were, for example, 50, rather than between zero and 40, the applicable percentage would be 200%. The death benefit would not exceed the $100,000 face amount unless the contract value exceeded $50,000, rather than $37,736, and each dollar then added to or taken from contract value would change the death benefit by $2.00.

OPTION TO ACCELERATE DEATH BENEFITS
(LIVING BENEFITS RIDER)

Subject to state law and approval, you may elect to add the Option to Accelerate Death Benefits, (Living Benefits Rider) to your contract. This rider is only available for contracts providing insurance coverage on a single life. The rider is not available on second-to-die contracts. There is no direct charge for this rider. The rider allows you to receive a portion of the net death benefit while the insured is alive, subject to the conditions of the rider. You may submit a written request to receive the living benefit under this rider if the contract is in force and a qualified physician certifies that the insured has an illness or physical condition which is likely to result in the insured's death within 12 months. You may receive the living benefit either in a single sum or in 12 equal payments. The option may only be exercised once under the contract.

The amount you may receive is based on the option amount. The option amount is the portion of the death benefit you elect to apply under the rider as an accelerated death benefit. The option amount must be at least $25,000 and may not exceed the smallest of:

o        one-half of the death benefit on the date the option is elected; or

o the amount that would reduce the face amount to our current minimum issue limit; or

o        $250,000.

The living benefit is the lump sum benefit under this rider and is the amount used to determine the monthly benefit under the rider. It is the actuarially calculated present value of the option amount adjusted to reflect the actuarial present value of lost future mortality charges and to reflect any outstanding loans. The methodology used in this calculation is on file with state departments of insurance, where required. Subject to state law, an expense charge of $150 will be deducted from the contract value if you exercise the option under this rider.

If you elect to exercise this option, your contract will be affected as follows:

o........a  portion of the  outstanding  loan will be  deducted  from the living benefit, while the remaining outstanding loan will continue in force;

o    the contract's death benefit will be decreased by the option amount; and

o the contract value will be reduced in the same proportion as the reduction in the death benefit.

The portion of the outstanding loan which will be deducted from the living benefit will equal the outstanding loan times the option amount divided by the death benefit.

There will be no surrender charges assessed on the reduction in contract value.

If you elect to exercise this option, we will provide you with a written statement of the effect exercising this option will have on the values in your contract, including the effect on the outstanding loan amount, the death benefit, and the surrender value. We will not distribute the living benefit to you until you authorize the distribution after we have provided this written statement.

The rider is intended to provide a qualified accelerated death benefit that is excludable from gross income for federal income tax purposes. Whether any tax liability may be incurred, however, depends upon a number of factors. The rider may not be available in all jurisdictions.

CONTRACT VALUE

The contract value is the total value of your contract. It is the SUM of:

o        your accumulation in the fixed account; PLUS

o        the value of your units in the sub-accounts.

There is no guaranteed minimum contract value. The contract value on any date depends on variables that cannot be predetermined.

Your contract value is affected by the:

o        amount of your payments;

o        interest credited in the fixed account;

o        investment performance of the sub-accounts you select;

o        partial withdrawals;

o        loans, loan repayments and loan interest paid or credited; and

o        charges and deductions under the contract.

COMPUTING CONTRACT VALUE

We compute the contract value on the date of issue and on each valuation date. On the date of issue, the contract value is:

o your payment plus any interest earned during the period it was allocated to the fixed; MINUS o the monthly deductions due.

On each valuation date after the date of issue, the contract value is the SUM of:

o        accumulations in the fixed account; PLUS

o        the SUM of the PRODUCTS of:

o        the number of units in each sub-account; TIMES

o        the value of a unit in each sub-account on the valuation date.

THE UNIT

We allocate each payment to the sub-accounts you selected. We credit allocations
to  the  sub-accounts  as  units.   Units  are  credited   separately  for  each
sub-account.

The number of units of each sub-account credited to the contract is the QUOTIENT of:

o        that part of the payment allocated to the sub-account; DIVIDED BY

o the dollar value of a unit on the valuation date the payment is received at our Variable Life Service Center. For payments received before the end of the free-look period for your contract, however, different rules may apply.

The number of units will remain fixed unless changed by a split of unit value, transfer, transfer charge, loan, partial withdrawal or surrender. Also, monthly deductions taken from a sub-account will result in cancellation of units equal in value to the amount deducted.

The dollar value of a unit of a sub-account varies from valuation date to valuation date based on the investment experience of that sub-account. This investment experience reflects the investment performance, expenses and charges of the portfolio in which the sub-account invests. The value of each unit was set at $10.00 on the first valuation date of each sub-account, except that the value for the Money Market sub-account was set at $1.00.

The value of a unit on any valuation date is the PRODUCT of:
o        the dollar value of the unit on the preceding valuation date; TIMES

o        the net investment factor.

NET INVESTMENT FACTOR

The net investment factor measures the investment performance of a sub-account during the valuation period just ended. The net investment factor for each sub-account is the result of:

o the net asset value per share of a portfolio held in the sub-account determined at the end of the current valuation period; PLUS

o the per share amount of any dividend or capital gain distributions made by the portfolio on shares in the sub-account if the ex-dividend date occurs during the current valuation period; DIVIDED BY

o the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period; MINUS

o the mortality and expense risk charge for each day in the valuation period at an annual rate of 0.80% of the daily net asset value of that sub-account.

The net investment factor may be more or less than one.

BENEFIT PAYMENT OPTIONS

The net death benefit payable may be paid in a single sum or under one or more of the benefit payment options then offered by the Company. Benefit payment options are paid from the general account and are not based on the investment experience of the separate account. These benefit payment options also are available at the maturity date or if the contract is surrendered. If no election is made, we will pay the net death benefit in a single sum.

OPTIONAL INSURANCE BENEFITS

You may add an optional insurance benefit to the contract by rider, as described in Appendix B - Optional Insurance Benefits. The cost of optional insurance benefits, if any, becomes part of the monthly deductions. All riders may not be available in all jurisdictions, and the names of the riders may vary by jurisdiction.

SURRENDER

You may surrender the contract and receive its surrender value. The surrender value is:

o        the contract value; MINUS

o        any outstanding loan and surrender charges.

We will compute the surrender value on the valuation date on which we receive your written request for surrender. We will deduct a surrender charge if you surrender the contract within nine full contract years of the date of issue. If you reinstate your contract, however, your surrender charges upon reinstatement will be the charges which applied on the date of default, and contract years will be adjusted accordingly. The surrender value may be paid in a lump sum or under a benefit payment option then offered by us. We will normally pay the surrender value within seven days following our receipt of your written request. We may delay benefit payments under the circumstances described in OTHER CONTRACT PROVISIONS - Delay of Benefit Payments.

The surrender value will generally be includible in gross income to the extent that the surrender value plus any outstanding loan at the time of surrender exceeds the tax basis in the contract. In addition, if the contract is a modified endowment contract, or MEC, a 10% federal tax penalty may apply to the taxable portion of the surrender value if the contract owner is less than 59 1/2 years old at the time of the distribution. See Taxation of the Contracts for important information about surrenders.

PARTIAL WITHDRAWAL

You may withdraw part of the contract value on written request. Your written request must state the dollar amount you wish to receive. You may allocate the amount withdrawn among the sub-accounts and the fixed account. If you do not provide allocation instructions, we will make a pro rata allocation. Each partial withdrawal must be at least $1,000. We will not allow a partial withdrawal if it would reduce the contract value below $10,000. The face amount is reduced proportionately based on the ratio of the amount of the partial withdrawal plus withdrawal transaction fees and applicable surrender charges to the contract value on the date of withdrawal.

On a partial withdrawal from a sub-account, we will cancel the number of units equal in value to the amount withdrawn. The amount withdrawn will be the amount you requested plus the withdrawal transaction fee plus the applicable surrender charges. We will normally pay the partial withdrawal within seven days following our receipt of the written request. We may delay payment as described in OTHER CONTRACT PROVISIONS - Delay of Benefit Payments.

If the contract is considered a modified endowment contract or MEC, a partial withdrawal will be includible in gross income on an income-out-first basis. Additionally, a 10% federal tax penalty may apply to the taxable portion of a partial withdrawal if the contract owner is less than 59 1/2 years old at the time of the distribution. See Taxation of the Contracts for important information about partial withdrawals.

CHARGES AND DEDUCTIONS

The following charges will apply to your contract under the circumstances described. Some of these charges apply throughout the contract's duration.

MONTHLY DEDUCTIONS

On the monthly processing date, we will deduct an amount to cover charges and expenses incurred in connection with the contract. No monthly deductions will be taken after the final payment date or, for the distribution fee and the tax charge, after the end of the tenth contract year. This monthly deduction will be deducted by subtracting values from the fixed account accumulation and/or canceling units from each applicable sub-account in the ratio that the portion of the contract value in the sub-account bears to the contract value. The amount of the monthly deduction will vary from month to month. If the contract value is not sufficient to cover the monthly deduction which is due, the contract may lapse.

THE MONTHLY DEDUCTION IS COMPRISED OF THE FOLLOWING CHARGES:

ADMINISTRATION CHARGE: We impose a monthly charge at an annual rate of 0.30% of the contract value. This charge is to reimburse us for administrative expenses incurred in the administration of the contract. It is not expected to be a source of profit.

MONTHLY INSURANCE PROTECTION CHARGE: Immediately after the contract is issued, the death benefit will be greater than the payment. While the contract is in force, the death benefit generally will be greater than the payments. To enable us to pay this excess of the death benefit over the contract value, a monthly cost of insurance charge is deducted. This charge varies depending on the type of contract and the underwriting class of the insured. In no event will the current deduction for the cost of insurance exceed the guaranteed maximum insurance protection rates set forth in the contract. These guaranteed rates are based on the Commissioners 1980 Standard Ordinary Mortality Tables (age last birthday), tobacco user or non-tobacco user, and the insured's sex (Mortality Table B for unisex contracts and Mortality Table D for second-to-die contracts) and age. There are appropriate adjustments in the rates for non-standard ratings. The tables used for this purpose set forth different mortality estimates for males and females and for tobacco user and non-tobacco user. Any change in the insurance protection rates will apply to all insureds of the same age, sex and underwriting class whose contracts have been in force for the same period.

The underwriting class of an insured will affect the insurance protection rate. We currently place insureds into standard underwriting classes and non-standard underwriting classes. The underwriting classes are also divided into two categories: tobacco user and non-tobacco user. We will place insureds under the age of 18 at the date of issue in a standard or non-standard underwriting class. We will then classify the insured as a non-tobacco user when the insured reaches age 18.

We also charge different current monthly insurance protection rates depending upon whether the contract was issued based on simplified underwriting criteria or, instead, was issued based on full underwriting. For example, the rates charged for a standard, non-tobacco user underwriting class will differ between individuals in that class covered under contracts issued on a simplified underwriting basis compared to individuals in that class covered under contracts issued on a fully underwritten basis.

Simplified underwriting applies to all applications which meet all of our simplified underwriting guidelines. These guidelines include:

o the insured (the younger insured for second-to-die applications) is at least 30 years old but not older than 80 on the date of issue;

o        the payment made is 100% of the guideline single premium;

o the payment is at least $10,000 but not more than the maximum permitted for the age of the insured; and

o information disclosed on the application is consistent with our current simplified underwriting guidelines.

Any application which does not meet all of our simplified underwriting guidelines will be fully underwritten. We may change our simplified underwriting criteria at any time.

DISTRIBUTION FEE: During the first ten contract years, we make a monthly deduction to compensate us for a portion of the sales expenses which are incurred by us with respect to the contracts. This charge is equal to an annual rate of 0.40% of the contract value.

TAX CHARGE: During the first ten contract years, we make a monthly deduction to partially compensate us for state and local premium taxes, and federal income tax treatment of deferred acquisition costs. This charge is equal to an annual rate of 0.20% of contract value. Premium tax rates vary from state to state and are a percentage of payments made by contract owners to us. Currently, rates in the fifty states and the District of Columbia range between 0.50% and 3.5%. Since we are subject to retaliatory tax, the effective premium tax for us typically ranges between 2.35% and 3.5%. Typically, we pay premium taxes, including retaliatory tax, in all jurisdictions, but the tax charge will be deducted, even if we are not subject to premium or retaliatory tax in a state. We do not intend to profit from this charge.

RIDERCHARGES: Any charges for riders are deducted monthly. Currently we do not impose any charges for riders available under the contract.

DAILY DEDUCTIONS

We assess each sub-account with a charge for mortality and expense risks we assume. Portfolio expenses are also reflected in the separate account.

MORTALITY AND EXPENSE RISK CHARGE: We impose a daily charge at an annual rate of 0.80% of the average daily net asset value of each sub-account. This charge compensates us for assuming mortality and expense risks for variable interests in the contracts.

The mortality risk we assume is that insureds may live for a shorter time than anticipated. If this happens, we will pay more net death benefits than anticipated. The expense risk we assume is that the expenses incurred in issuing and administering the contracts will exceed those compensated by the administration charges in the contracts. If the charge for mortality and expense risks is not sufficient to cover mortality experience and expenses, we will absorb the losses. If the charge turns out to be higher than mortality and expense risk expenses, the difference will be a profit to us. If the charge provides us with a profit, the profit will be available for our use to pay distribution, sales and other expenses.

PORTFOLIO EXPENSES: The value of the units of the sub-accounts will reflect the investment advisory fee and other expenses of the portfolios whose shares the sub-accounts purchase. The prospectuses and statements of additional information of the portfolios contain more information concerning the fees and expenses.

No charges are currently made against the sub-accounts for federal or state income taxes. Should income taxes be imposed, we may make deductions from the sub-accounts to pay the taxes. See Taxation of the Contracts.

SURRENDER CHARGE

The contract's contingent surrender charge is a deferred sales charge and an unrecovered tax charge. The deferred sales charge compensates us for distribution expenses, including commissions to our representatives, advertising and the printing of prospectuses and sales literature.

--------------------------- ----------------------
--------------------------    SURRENDER CHARGE
      CONTRACT YEAR
--------------------------- ----------------------
--------------------------- ----------------------
            1                        9%
--------------------------- ----------------------
--------------------------- ----------------------
            2                        8%
--------------------------- ----------------------
--------------------------- ----------------------
            3                        7%
--------------------------- ----------------------
--------------------------- ----------------------
            4                        6%
--------------------------- ----------------------
--------------------------- ----------------------
            5                        5%
--------------------------- ----------------------
--------------------------- ----------------------
            6                        4%
--------------------------- ----------------------
--------------------------- ----------------------
            7                        3%
--------------------------- ----------------------
--------------------------- ----------------------
            8                        2%
--------------------------- ----------------------
--------------------------- ----------------------
            9                        1%
--------------------------- ----------------------
--------------------------- ----------------------
           10+                       0%
--------------------------- ----------------------

The surrender charge applies for nine contract years and is assessed as a percentage of payments made to the contract (adjusted for payments previously withdrawn). See Reinstatement, however, for how surrender charges and applicable contract years are adjusted if a contract is reinstated. We impose the surrender charge only if, during its duration, you request a full surrender or you request a partial withdrawal in excess of the Free 10% Withdrawal Amount.

PARTIAL WITHDRAWAL COSTS -- SURRENDER
CHARGES AND WITHDRAWAL TRANSACTION
FEES

A surrender charge may be deducted from contract value due to partial withdrawal. However, in any contract year, you may withdraw, without a surrender charge, up to:

o........10% of the contract value; MINUS

o        the total of any prior free withdrawals in the same contract year.

This amount is called the Free 10% Withdrawal. The right to make the Free 10% Withdrawal is not cumulative from contract year to contract year. For example, if only 8% of contract value were withdrawn in the second contract year, the amount you could withdraw in future contract years would not be increased by the amount you did not withdraw in the second contract year.

We impose any applicable surrender charge on any withdrawal greater than the free 10% withdrawal.

Currently,   we  do  not  impose  a  withdrawal   transaction  fee  for  partial
withdrawals. We reserve the right to impose a withdrawal transaction fee of 2.0% of the amount withdrawn, not to exceed $25.

TRANSFER CHARGES

The first 18 transfers in a contract year are free. After that, we may deduct a transfer charge not to exceed $25 from amounts transferred in that contract year. This charge reimburses us for the administrative costs of processing the transfer.

If you apply for automatic transfers under the DCA or AAR option, the first automatic transfer for the elected option counts as one transfer. Each future automatic transfer for the elected option is without charge and does not reduce the remaining number of transfers that may be made without charge.

Each of the following transfers of contract value is free and does not count as one of the 18 free transfers in a contract year:

o        a conversion within the first 24 months from date of issue;

o        a transfer to the fixed account to secure a loan;

o        a transfer from the fixed account as a result of a loan repayment;

o a reallocation of value in the Money Market sub-account as described above under THE CONRACT - Applying for a Contract; AND,

o        a transfer made because of a material change in investment policy.

CONTRACT LOANS

You may borrow money secured by your contract value, both during and after the first contract year. The total amount you may borrow is the loan value. The maximum loan value is 90% of the result of contract value less surrender charges. Contract value equal to the outstanding loan will earn monthly interest in the fixed account at an annual rate of at least 4.0%.

The minimum loan amount is $1,000. The maximum loan amount is the loan value minus any outstanding loan. We will usually pay the loan within seven days after we receive the written request. We may delay the payment of loans as stated in OTHER CONTRACT PROVISIONS - Delay of Payments.

We will allocate the loan among the sub-accounts and the fixed account according to your instructions. If you do not make an allocation, we will make a pro rata allocation. We will transfer the portion of the contract value in each sub-account equal to the contract loan to the fixed account. We will not count this transfer as a transfer subject to the transfer charge.

PREFERRED LOAN OPTION

Any portion of the outstanding loan that represents:

o        earnings in this contract;

o a loan from an exchanged life insurance policy that was carried over to this contract; or

o the available gain in the exchanged life insurance policy that was carried over to this contract may be treated as a preferred loan.

The available percentage of the gain carried over from an exchanged policy, less any policy loan carried over, which will be eligible for preferred loan treatment is as follows:

     ----------------------- ---------------------
           BEGINNING               UNLOANED
        OF CONTRACT YEAR        GAIN AVAILABLE
     ----------------------- ---------------------
     ----------------------- ---------------------
               1                      0%
     ----------------------- ---------------------
     ----------------------- ---------------------
               2                     10%
     ----------------------- ---------------------
     ----------------------- ---------------------
               3                     20%
     ----------------------- ---------------------
     ----------------------- ---------------------
               4                     30%
     ----------------------- ---------------------
     ----------------------- ---------------------
               5                     40%
     ----------------------- ---------------------
     ----------------------- ---------------------
               6                     50%
     ----------------------- ---------------------
     ----------------------- ---------------------
               7                     60%
     ----------------------- ---------------------
     ----------------------- ---------------------
               8                     70%
     ----------------------- ---------------------
     ----------------------- ---------------------
               9                     80%
     ----------------------- ---------------------
     ----------------------- ---------------------
               10                    90%
     ----------------------- ---------------------
     ----------------------- ---------------------
              11+                    100%
     ----------------------- ---------------------

The annual interest rate credited to the contract value securing a preferred loan will be at least 5.5%.


For contracts issued subject to the jurisdiction of Connecticut, however:

o only the earnings in the contract are eligible for preferred loan treatment;

o        carryover loans are not permitted; and

o no portion of the gain carried over from an exchanged life insurance policy is eligible for preferred loan treatment.


There is some uncertainty as to the tax treatment of preferred loans. Consult a qualified tax adviser and see Taxation of the Contracts.

LOAN INTEREST CHARGED

Interest accrues daily at the annual rate of 6.0%. Interest is due and payable in arrears at the end of each contract year or for as short a period as the loan may exist. Interest not paid when due will be added to the outstanding loan by transferring the portion of the contract value equal to the interest due to the fixed account. The interest due will bear interest at the same rate.

REPAYMENT OF OUTSTANDING LOAN

You may pay any loans before contract lapse or foreclosure and before the maturity date. We will allocate that part of the contract value in the fixed account that secured a repaid loan to the sub-accounts and fixed account according to your instructions. If you do not make a repayment allocation, we will allocate contract value according to your most recent payment allocation instructions. However, loan repayments allocated to the separate account cannot exceed that portion of the contract value previously transferred from the separate account to secure the outstanding loan.

If the outstanding loan exceeds the contract value less the surrender charge, the outstanding loan will be in default and the contract will enter a grace period. We will mail a notice of default and minimum required payment to the last known address of you and any assignee. If you do not make sufficient payment within 62 days after this notice is mailed, the contract will terminate with no value.




EFFECT OF CONTRACT LOANS

Contract loans will permanently affect the contract value and surrender value, and may permanently affect the death benefit. The effect could be favorable or unfavorable, depending on whether the investment performance of the sub-accounts is less than or greater than the interest credited to the contract value in the fixed account that secures the loan.

We will deduct any outstanding loan from the proceeds payable when the insured dies or from a surrender.

If the outstanding loan on your contract exceeds the contract value minus surrender charges, the contract will be in default. There is no charge imposed solely because the contract goes into default. If you do not pay the required premium within the grace period, however, the contract will terminate without value.

If you have an outstanding loan, decreases in contract value, including decreases due to negative investment results in your sub-account allocations, could result in default of your contract. If you have an outstanding loan and do not pay loan interest when due, unpaid interest will be added to your loan and will bear interest at the same rate. If your investment gains are not sufficient, the outstanding loan could be greater than your contract value minus surrender charges, resulting in your contract going into default.

In the event the contract lapses or is otherwise terminated while a loan is outstanding, the loan is foreclosed and this foreclosure will be treated as cash received from the contract for income tax purposes.

If the contract is considered a modified endowment contract, or MEC, a loan taken from the contract will be includible in gross income on an income-out-first basis. Additionally, a 10% federal tax penalty may apply to the taxable portion of a loan if the contract owner is less than 59 1/2 years old at the time of the distribution.

For a discussion of the federal tax considerations of contract loans, see FEDERAL TAX CONSIDERATIONS - Contract Loans.



CONTRACT TERMINATION AND
REINSTATEMENT

CONTRACT LAPSE AND TERMINATION

If the Guaranteed Death Benefit Rider is not in effect on your contract, the contract will lapse if, on a monthly processing date, the surrender value is less than the monthly deductions due. If the contract lapses, you will have a 62-day grace period in which to pay required premium. If sufficient premium is not paid by the end of the grace period, the contract will terminate without value.

If the Guaranteed Death Benefit Rider is in effect on your contract, the contract will not lapse. If the Guaranteed Death Benefit Rider is terminated, however, your contract may then lapse.

Additionally, whether or not the Guaranteed Death Benefit Rider is in effect on the contract, if the outstanding loan at any time exceeds the contract value minus the surrender charges, the outstanding loan will be in default. If the outstanding loan goes into default, you will have a 62-day grace period in which to pay back the excess outstanding loan. If you do not pay back the excess outstanding loan by the end of the grace period, the loan will be foreclosed and the contract will terminate without value.


If the Guaranteed Death Benefit Rider is in effect on the contract, the Guaranteed Death Benefit Rider will terminate if the loan is foreclosed. Once terminated, the Guaranteed Death Benefit Rider may not be reinstated. This rider may not be available in all jurisdictions and is not available in Massachusetts.


REINSTATEMENT

A terminated contract may be reinstated within three years of the date of default AND before:

o        the final payment date; or;

o the maturity date, if the default occurred because the outstanding loan exceeded the contract value less surrender charges.

In some jurisdictions, a time period other than three years may apply to the reinstatement provision.

The reinstatement takes effect on the monthly processing date following the date you submit to us:

o        written application for reinstatement;

o evidence of insurability showing that the insured is insurable according to our current underwriting rules;

o a payment that is large enough to cover the cost of all contract charges and deductions that were due and unpaid during the grace period;

o a payment that is large enough to keep the contract in force for three months; and

o a payment or reinstatement of any loan against the contract that existed at the end of the grace period.

Contracts which have been surrendered may not be reinstated. The Guaranteed Death Benefit Rider may not be reinstated.

SURRENDER CHARGE

For the purpose of measuring the surrender charge period, the contract will be reinstated as of the date of default. The surrender charge on the date of reinstatement is the surrender charge that would have been in effect on the date of default. The remaining period during which surrender charges apply, as well as the percentage charge applicable, will be adjusted accordingly.

CONTRACT VALUE ON REINSTATEMENT

The contract value on the date of reinstatement is:

o the payment made to reinstate the contract and interest earned from the date the payment was received at our Variable Life Service Center; plus


o an amount equal to the contract value less any outstanding loan on the date of default; less


o        the monthly deductions due on the date of reinstatement.

You may reinstate any outstanding loan.
OTHER CONTRACT PROVISIONS

CONTRACT OWNER

The contract owner named on the specification pages of the contract is the insured unless another contract owner has been named in the application. As contract owner, you are entitled to exercise all rights under your contract while the insured is alive, with the consent of any irrevocable beneficiary.

BENEFICIARY

The beneficiary is the person or persons to whom the net death benefit is payable on the insured's death. Unless otherwise stated in the contract, the beneficiary has no rights in the contract before the insured dies. While the insured is alive, you may change the beneficiary, unless you have declared the beneficiary to be irrevocable. An irrevocable beneficiary may only be changed with the consent of the irrevocable beneficiary. If no beneficiary is alive when the insured dies, the contract owner, or the contract owner's estate, will be the beneficiary. If more than one beneficiary is alive when the insured dies, we will pay each beneficiary in equal shares, unless you have chosen otherwise. Where there is more than one beneficiary, the interest of a beneficiary who dies before the insured will pass to surviving beneficiaries proportionally, unless the contract owner has requested otherwise.

ASSIGNMENT

You may assign a contract as collateral or make an absolute assignment. All contract rights will be transferred as to the assignee's interest. The consent of the assignee may be required to make changes in payment allocations, make transfers or to exercise other rights under the contract. We are not bound by an assignment or release thereof, unless it is in writing and recorded at our Variable Life Service Center. When recorded, the assignment will take effect on the date the written request was signed. Any rights the assignment creates will be subject to any payments we made or actions we took before the assignment is recorded. We are not responsible for determining the validity of any assignment or release.




THE FOLLOWING CONTRACT PROVISIONS MAY VARY BY STATE:

LIMIT ON RIGHT TO CHALLENGE THE CONTRACT

Except for fraud, unless such defense is prohibited by state law, or non-payment of premium, we cannot challenge the validity of your contract if the insured was alive after the contract has been in force for two years from the date of issue. This provision does not apply to any riders providing benefits specifically for disability or death by accident. We may also challenge the validity of your contract for two years from the effective date of:

o        any change in underwriting class that you request; and

o        any reinstatement.

SUICIDE

The net death benefit will not be paid if the insured commits suicide, while sane or insane, within two years from the date of issue. Instead, we will pay the beneficiary all payments made for the contract, without interest, less any outstanding loan and partial withdrawals.

MISSTATEMENT OF AGE OR SEX

If the insured's age or sex is not correctly stated in the contract application, we will adjust the death benefit and the face amount under the contract to reflect the correct age and sex. The adjustment will be based upon the ratio of the maximum payment for the contract to the maximum payment for the contract issued for the correct age or sex. We will not reduce the death benefit to less than the guideline minimum sum insured. For a unisex contract, there is no adjusted benefit solely for misstatement of sex. No adjustment will be made if the insured dies after the final payment date, if the Guaranteed Death Benefit Rider is not in effect on the contract.

DELAY OF PAYMENTS

We may delay paying any amounts derived from a payment you made by check until the check has cleared your bank. Amounts payable from the separate account for surrender, partial withdrawals, net death benefit, contract loans and transfers may be postponed whenever:

o the New York Stock Exchange is closed other than customary weekend and holiday closings;

o        the SEC restricts trading on the New York Stock Exchange; or

o the SEC determines an emergency exists, so that disposal of securities is not reasonably practicable or it is not reasonably practicable to compute the value of the separate account's net assets.

We reserve the right to defer amounts payable from the fixed account. This delay may not exceed six months. However, if payment is delayed for 30 days or more, we will pay interest at least equal to an effective annual yield of 3.0% per year for the deferment. Amounts from the fixed account used to make payments on contracts that we or our affiliates issue will not be delayed.

FEDERAL TAX CONSIDERATIONS

The following is a summary of federal tax considerations for U.S. persons based on our understanding of the present federal income tax laws as they are currently interpreted. Legislation may be proposed which, if passed, could adversely and possibly retroactively affect the taxation of the contracts. This summary is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. We do not address tax provisions that may apply if the contract owner is a corporation. You should consult a qualified tax adviser to apply the law to your circumstances.

THE COMPANY AND THE SEPARATE ACCOUNT


The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. We file a consolidated tax return with our life insurance company subsidiaries. We do not currently charge for any income tax on the earnings or realized capital gains in the separate account. We do not currently charge for federal income taxes with respect to the separate account. A charge may apply in the future for any federal income taxes we incur. The charge may become necessary, for example, if there is a change in our tax status. Any charge would be designed to cover the federal income taxes on the investment results of the separate account.


Under current laws, the Company may incur state and local taxes besides premium taxes. These taxes are not currently significant. If there is a material change in these taxes affecting the separate account, we may charge for taxes paid or for tax reserves.

TAXATION OF THE CONTRACTS

We believe that the contracts described in this prospectus are life insurance contracts under Code Section 7702. Section 7702 affects the taxation of life insurance contracts and places limits on the relationship of the contract value to the death benefit. As life insurance contracts, the net death benefits of the contracts are generally excludable from the gross income of the beneficiaries. In the absence of any guidance from the Internal Revenue Service (IRS) on the issue, we believe that providing the same amount at risk after age 99 as is provided at age 99 should be sufficient to maintain the excludability of the death benefit after age 99. However, this lack of specific IRS guidance makes the tax treatment of the death benefit after age 99 uncertain. Also, any increase in contract value is not taxable until received by you or your designee; but see Distributions Under Modified Endowment Contracts.

Federal tax law requires that the investment of each sub-account funding the contracts is adequately diversified according to Treasury regulations. We believe that the portfolios currently meet the Treasury's diversification requirements. We will monitor continued compliance with these requirements.

The Treasury Department has announced that previous regulations on diversification do not provide guidance concerning the extent to which contract owners may direct their investment assets to divisions of a separate investment account without being treated as the owner of such assets who is taxed directly on the income from such assets. Regulations may provide such guidance in the future. The contracts or our administrative rules may be modified as necessary to prevent a contract owner from being treated as the owner of any assets of the separate account who is taxed directly on their income.

A surrender, partial withdrawal, distribution, payment at maturity date, change in the face amount, lapse with contract loan outstanding, or assignment of the contract may have tax consequences. Within the first fifteen contract years, a distribution of cash required under Code Section 7702 because of a reduction of benefits under the contract may be taxable to the contract owner as ordinary income respecting any investment earnings. Federal, state and local income, estate, inheritance, and other tax consequences of ownership or receipt of contract proceeds depend on the circumstances of each insured, contract owner or beneficiary.

A life insurance contract is treated as a modified endowment contract, or MEC, if it otherwise meets the definition of life insurance under Code Section 7702 but either fails the "7-pay test" of Code Section 7702A or is received in exchange for a MEC. It is expected that most of the contracts will be MECs, except where a contract is issued as part of an exchange under Code Section 1035. Under Code Section 1035, an exchange of:

(1)      a life insurance contract entered into before June 21, 1988; or,

(2)      a life insurance contract that is not itself a MEC

will not cause the contract to be treated as a MEC provided no additional payments are made to the contract and there is no increase in the death benefit as a result of the exchange.

MODIFIED ENDOWMENT CONTRACTS. Special rules described below apply to the tax treatment of loans and other distributions under any life insurance contract that is classified as a modified endowment contract or MEC under Code Section 7702A. A MEC is a life insurance contract that either fails the 7-pay test or is received in exchange for a MEC. In general, a contract will fail this 7-pay test if the cumulative premiums and other amounts paid for the contract at any time during the first 7 contract years (or during any subsequent 7-year test period resulting from a material change in the contract) exceed the sum of the net level premiums which would have been paid up to such time if the contract had provided for certain paid-up future benefits after the payment of 7 level annual premiums.

If to comply with this 7-pay test limit any premium amount is refunded with applicable interest no later than 60 days after the end of the contract year in which it is received, such refunded amount will be removed from the cumulative amount of premiums that is compared against such 7-pay test limit.

If there is any reduction in the contract's benefits (for example, upon a withdrawal, death benefit reduction or termination of a rider benefit) during a 7-pay test period, the contract will be retested retroactively from the start of such period by taking into account such reduced benefit level from such starting date.

Generally, any increase in death benefits or other material change in the contract may be treated as producing a new contract for 7-pay test purposes, requiring the start of a new 7-pay test period as of the date of such change.

DISTRIBUTIONS UNDER MODIFIED ENDOWMENT CONTRACTS. Under Code Section 72(e)(10):

o        loans,

o        withdrawals, and

o        other distributions made before the insured's death


under a MEC, or an assignment or pledge of a MEC, are includible in gross income on an income-out-first basis. The amount received or pledged is treated as allocable first to the income in the contract and then to a tax-free recovery of the contract's investment in the contract, or tax basis.


Generally, a contract's tax basis is equal to its total premiums less amounts recovered tax-free. To the extent that the contract's cash value, ignoring surrender charges except upon a full surrender, exceeds its tax basis, such excess constitutes its income in the contract.

However, under Code Section 72(e)(11)(A)(i), where more than one MEC has been issued to the same contract holder by the same insurer or an affiliate during a calendar year, all such MECs are aggregated for purposes of determining the amount of a distribution from any such MEC that is includible in gross income.

In addition, any amount includible in gross income from a MEC distribution is subject to a 10% penalty tax on premature distributions under Code Section 72(v), unless the taxpayer has attained age 59 1/2 or is disabled or the payment is part of a series of substantially equal periodic payments for a qualifying lifetime period.

Furthermore, under Code Section 72(e)(4)(A), any loan, pledge, or assignment of (or any agreement to assign or pledge) any portion of a MEC's cash value is treated as producing an amount received for purposes of these MEC distribution rules. It is unclear to what extent this assignment rule applies to a collateral assignment that does not secure a loan or pledge (for example, in certain split-dollar arrangements).


Under Code Section 7702A(d), the MEC distribution rules apply not only to all distributions made during the contract in which the contract fails the 7-pay test year, and during subsequent years, but also to any distributions made in anticipation of such failure, which is deemed to include any distributions made during the two years prior to such failure. The Treasury Department has not yet issued regulations or other guidance indicating what other distributions can be treated as made in anticipation of such a failure or how, (that is, as of what date), should income in the contract be determined for purposes of any distribution that is deemed to be made in anticipation of a failure.


CONTRACT LOANS. For contracts that are not MECs, we believe that non-preferred loans received under the contract will be treated as an indebtedness of the contract owner for federal income tax purposes. Under current law, these loans will not constitute income for the contract owner while the contract is in force. There is a risk, however, that a preferred loan may be characterized by the IRS as a withdrawal and taxed accordingly. At the present time, the IRS has not issued any guidance on whether loans with the attributes of a preferred loan should be treated differently from a non-preferred loan. This lack of specific guidance makes the tax treatment of preferred loans uncertain.

INTEREST DISALLOWANCE. Under Code Section 264(a)(4), as amended in 1997, interest on contract loans is generally nondeductible for a contract issued or materially changed after June 8, 1997. In addition, under Section 264(f), certain contracts under which a trade or business, other than a sole proprietorship or a business performing services as an employee, is directly or indirectly a beneficiary can subject a taxpayer's interest expense to partial disallowance, if the contract is issued or materially changed after June 8, 1997, to the extent such interest expense is allocable to the taxpayer's unborrowed cash values thereunder. You should consult your tax adviser on how the rules governing the non-deductibility of interest would apply in your individual situation.


WITHHOLDING. If all or part of a distribution from the contract is includible in gross income, the Code requires us to withhold federal income tax unless the contract owner elects, in writing, not to have tax withholding apply. The federal income tax withholding rate is generally 10% of the taxable amount of the distribution. Withholding applies only if the aggregate taxable amount of the distributions in a year are at least $200. Some states also require withholding for state income taxes.


If payments are delivered to foreign countries, however, the tax withholding rate will generally be 10% unless you certify to us that you are not a U.S. person residing abroad or a "tax avoidance expatriate" as defined Code Section
877. Such certification may result in withholding of federal income taxes at a different rate.

VOTING RIGHTS

We are the legal owner of all portfolio shares held in the separate account and each sub-account. As the owner, we have the right to vote at a portfolio's shareholder meetings. However, to the extent required by federal securities laws and regulations, we will vote portfolio shares that each sub-account holds according to instructions received from contract owners with contract value in the sub-account. If any federal securities laws or regulations or their interpretation change to permit us to vote shares in our own right, we reserve the right to do so, whether or not the shares relate to the contracts.

We will provide each person having a voting interest in a portfolio with proxy materials and voting instructions. We will vote shares held in each sub-account for which no timely instructions are received in proportion to all instructions received for the sub-account. We will also vote in the same proportion our shares held in the separate account that do not relate to the contracts.

We will compute the number of votes that a contract owner has the right to instruct on the record date established for the portfolio. This number is the QUOTIENT of:

o        each contract owner's contract value in the sub-account, DIVIDED BY

o the net asset value of one share in the portfolio in which the assets of the sub-account are invested.

We may disregard voting instructions contract owners initiate in favor of any change in the investment policies or in any investment adviser or principal underwriter. Our disapproval of any change must be reasonable. A change in investment policies or investment adviser must be based on a good faith determination that the change would be contrary to state law or otherwise is improper under the objectives and purposes of the portfolios. If we do disregard voting instructions, we will include a summary of and reasons for that action in the next report to contract owners.


DIRECTORS AND PRINCIPAL OFFICERS OF
TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
Nicki Bair*                           Senior Vice President of TOLIC since 1996. Vice President of TOLIC from
                                      1991 to 1996.


Patrick                               S.  Baird*****  Director  of  TOLIC  since
                                      1999. Director,  Senior Vice President and
                                      Chief   Operating   Officer  of  PFL  Life
                                      Insurance  Company  since 1996.  Executive
                                      Vice President and Chief Operating Officer
                                      of AEGON USA since 1995.  Chief  Financial
                                      Officer  of AEGON  USA from  1992 to 1995.
                                      President  and Chief Tax  Officer of AEGON
                                      USA from 1984 to 1995.


Roy                                   Chong-Kit*   Senior  Vice   President  and
                                      Actuary   of  TOLIC   since   1997.   Vice
                                      President  and  Actuary of TOLIC from 1995
                                      to 1997.  Actuary  of TOLIC  from  1988 to
                                      1995.


Brenda K. Clancy*****                 Director of TOLIC since 1999. Senior Vice President, Corporate, of PFL
                                      Life Insurance Company since 1991. Treasurer and Chief Financial
                                      Officer of PFL Life Insurance Company since 1996.

James W. Dederer, CLU*                Director, Executive Vice President, General Counsel and Corporate
                                      Secretary of TOLIC since 1988.

George A. Foegele****                 Director and Senior Vice President; President and Chief Executive
                                      Officer of Transamerica Life Insurance Company of Canada.

William R. Gerner*****                Executive Vice President, Diversified Financial Products Division of
                                      TOLIC since 1999.


Daniel E. Jund, FLMI*                 Senior Vice President of TOLIC since 1988.


Douglas C. Kolsrud*****               Director of TOLIC since 1999. Director, Senior Vice President, Chief
                                      Investment Officer and Corporate Actuary, Investment Division, of PFL
                                      Life Insurance Company.

Richard N. Latzer***                  Director, Senior Vice President and Chief Investment Officer of
                                      Transamerica Corporation since 1989. Director, President and Chief
                                      Executive Officer of Transamerica Investment Services, Inc. since 1988.

Karen                                 O.   MacDonald*   Director,   Senior  Vice
                                      President and  Corporate  Actuary of TOLIC
                                      since  1995.  Senior  Vice  President  and
                                      Corporate Actuary from 1992 to 1995.
Larry N. Norman*****                  Executive Vice President, Financial Markets Division of TOLIC since
                                      1999.

Gary U. Rolle*                        Director, Executive Vice President and Chief Investment Officer of
                                      Transamerica Investment Services, Inc. since 1981.

Paul E. Rutledge III**                Director and President, Reinsurance Division since 1998. President,
                                      Life Insurance Company of Virginia, 1991-1997.


Nooruddin S. Veerjee, FSA*            President of Insurance Products Division since 1997. Director,
                                      President of Group Pension Division of TOLIC since 1993. Senior Vice
                                      President of TOLIC from 1992 to 1993. Vice President of TOLIC from 1990 to 1992.



DIRECTORS AND PRINCIPAL OFFICERS OF
TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY (CONTINUED)

Craig D. Vermie****                   Director of TOLIC since 1999. Director, Vice President and General
                                      Counsel, Corporate, of PFL Life Insurance Company since 1990.

Ron F. Wagley, CLU*                   Senior Vice President and Chief Agency Officer of TOLIC since 1993.
                                      Vice President of TOLIC from 1989 to 1993.

William R. Wellnitz, FSA** Senior Vice President and Actuary of TOLIC since 1996. Vice
                                      President and Reinsurance Actuary of TOLIC from 1988 to 1996.

Sally Yamada* Vice President and Treasurer of TOLIC since 1999.

*The business address is 1150 South Olive Street, Los Angeles, California 90015.
**The business address is 401 North Tryon Street, Charlotte, North Carolina 28202.
***The business address is 600 Montgomery Street, San Francisco, California 94111.
****The business address is 300 Consilium Place, Scarborough, Ontario, Canada M1H3G2.
*****The business address is 4333 Edgewood Road, N.W., Cedar Rapids, Iowa 52449.


Transamerica is insured under a broad manuscript fidelity bond program with coverage limits of $80,000,000. The lead underwriter is Capital CNA.

DISTRIBUTION

Transamerica Securities Sales Corporation, or TSSC, acts as the principal underwriter and general distributor of the contract. TSSC is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, or NASD. TSSC was organized on February 26, 1986, under the laws of the state of Maryland. Broker-dealers sell the contracts through their registered representatives who are appointed by us.

We pay to broker-dealers who sell the contract commissions based on a commission schedule, Broker-dealers may choose among available commission options. Each option includes a commission equal to a percentage of the payment made to the contract. Certain options also include a commission equal to a percentage of the unloaned contract value, or trail commission, paid quarterly beginning with the second contract year on in force contracts. Commission options provide for commissions of up to 8.0% of payments made, with no trail commissions, and lesser commissions on payments made but with trail commissions. Trail commissions may be up to 0.65%, on an annual basis, of unloaned contract value.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. We intend to recoup commissions and other sales expenses through:

o        the distribution fee;

o        the surrender charges; and

o investment earnings on amounts allocated under contracts to the fixed account.

Commissions paid on the contract, including other incentives or payments, are not charged to the contract owners or the separate account.

REPORTS

We will maintain the records for the separate account. We will promptly send you statements of transactions under your contract, including:

o        payments;

o        transfers among sub-accounts and the fixed account;
o        partial withdrawals;

o        increases in loan amount or loan repayments;

o        lapse, loan default, or termination for any reason; and

o        reinstatement.

We will send an annual statement to you that will summarize all of the above transactions and deductions of charges during the contract year. It will also set forth the status of the death benefit, contract value, surrender value, amounts in the sub-accounts and fixed account, and any contract loans.

Upon request, we will also provide you with a projection of values for your contract. Each contract year, you may request one projection of values report without charge. For each subsequent report you request in a contract year, we may charge up to $25. We will send you reports containing financial statements and other information for the separate account and the portfolios as the 1940 Act requires.

SERVICES

We receive fees from the investment advisers or other service providers of certain portfolios in return for providing certain services to contract owners.

LEGAL PROCEEDINGS

There are no pending legal proceedings involving the separate account or its assets. Transamerica is not involved in any litigation that is materially important to its total assets.

ADDITION, DELETION OR
SUBSTITUTION OF INVESTMENTS

We reserve the right, subject to law, to make additions to, deletions from, or substitutions for the shares that are held in the sub-accounts. We may redeem the shares of a portfolio and substitute shares of another registered open-end management company, if:

o........the shares of the portfolio are no longer available for investment; or

o in our judgment further investment in the portfolio would be improper based on the purposes of the separate account or the affected sub-account.

Where the 1940 Act or other law requires, we will not substitute any shares respecting a contract interest in a sub-account without notice to contract owners and prior approval of the SEC and state insurance authorities. The separate account may, as the law allows, purchase other securities for other contracts or allow a conversion between contracts on a contract owner's request.

We reserve the right to establish additional sub-accounts funded by a new portfolio or by another investment company. Subject to law, we may, in our sole discretion, establish new sub-accounts or eliminate one or more sub-accounts.

Shares of the portfolios are issued to other separate accounts of Transamerica and its affiliates that fund variable annuity contracts and that fund other variable life contracts. This is referred to as mixed funding. Shares of the portfolios are also issued to other unaffiliated insurance companies. This is referred to as shared funding. It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life insurance contract owners or variable annuity contract owners. We do not believe that mixed funding is currently disadvantageous to either variable life insurance contract owners or variable annuity contract owners.

We will monitor events to identify any material conflicts because of mixed funding. If we conclude that separate portfolios should be established for variable life and variable annuity separate accounts, or for separate variable life separate accounts, we will bear the expenses.

We may change the contract to reflect a substitution or other change and will notify contract owners of the change. Subject to any approvals the law may require, the separate account or any sub-accounts may be:

o        operated as a management company under the 1940 Act;

o    deregistered under the 1940 Act if registration is no longer required; or

o        combined with other sub-accounts or our other separate accounts.

FURTHER INFORMATION

We have filed a registration statement under the Securities Act of 1933 for this offering with the SEC. Under SEC rules and regulations, we have omitted from this prospectus parts of the registration statement and amendments. Statements contained in this prospectus are summaries of the contract and other legal documents. The complete documents and omitted information may be obtained from the SEC's principal office in Washington, D.C., on payment of the SEC's prescribed fees.

MORE INFORMATION ABOUT THE FIXED
ACCOUNT

This prospectus serves as a disclosure document only for the aspects of the contract relating to the separate account. For complete details on the fixed account, read the contract itself. The fixed account and other interests in the general account are not regulated under the 1933 Act or the 1940 Act because of exemption and exclusionary provisions. 1933 Act provisions on the accuracy and completeness of statements made in prospectuses may apply to information on the fixed part of the contract and the fixed account. The SEC has not reviewed the disclosures in this section of the prospectus.

GENERAL DESCRIPTION. You may allocate part or all of your payment to accumulate at a fixed rate of interest in the fixed account. The fixed account is a part of our general account. The general account is made up of all of our general assets other than those allocated to any separate account. Allocations to the fixed account become part of our general account assets and are used to support insurance and annuity obligations.

FIXED ACCOUNT INTEREST. We guarantee amounts allocated to the fixed account as to principal and a minimum rate of interest. The interest rates credited to the portion of contract value in the fixed account are set by us, but will never be less than 4% per year. We may establish higher interest rates, and the initial interest rates and the renewal interest rates may be different. We will guarantee initial interest rates on amounts allocated to the fixed account, either as payments or transfers, to the next contract anniversary. At each contract anniversary, we will credit the renewal interest rate effective on that date to money remaining in the fixed account. We will guarantee this rate for one year. The initial and the renewal interest rates do not apply to the portion of the contract value in the fixed account which secures any outstanding loan.

TRANSFERS, SURRENDERS, PARTIAL WITHDRAWALS AND CONTRACT LOANS. If a contract is surrendered or if a partial withdrawal is made, a surrender charge and/or withdrawal transaction fee may be imposed. We deduct partial withdrawals from contract value allocated to the fixed account on a last-in/first-out basis. The first 18 transfers in a contract year are free. After that, we may deduct a transfer charge not to exceed $25 for each additional transfer in that contract year. The transfer privilege is subject to our consent and to our then current rules.

Contract loans may also be made from the contract value in the fixed account. We will credit that part of the contract value that is equal to any outstanding loan with interest at an effective annual yield of at least 4.0%. The minimum interest rate for preferred loans is 5.5%.

We may delay transfers, surrenders, partial withdrawals, net death benefits and contract loans up to six months. However, if payment is delayed for 30 days or more, we will pay interest at least equal to an effective annual yield of 3.0% per year for the deferment. Amounts from the fixed account used to make payments on contracts that we or our affiliates issue will not be delayed.

INDEPENDENT AUDITORS

The statutory-basis financial statements of Transamerica at December 31, 1999 and 1998, and for each of the three years in the period ended December 31, 1999, and the financial statements of Separate Account VUL-2 at December 31, 1999, and for the periods then ended. appearing in the prospectus have been audited by Ernst & Young LLP, Independent Auditors, as set forth in their reports. The financial statements audited by Ernst & Young LLP have been included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.



FINANCIAL STATEMENTS

The statutory-basis financial statements for Transamerica are included in this prospectus, starting on the next page. The financial statements of Transamerica should be considered as bearing upon our ability to meet our obligations under the contract. They should not be considered as bearing on the investment performance of the separate account.

AUDITED FINANCIAL STATEMENTS
Transamerica Occidental Life Insurance Company Separate Account VUL-2 Period May 14, 1999 (Commencement of Operations) to December 31, 1999 with Report of Independent Auditors

                             Separate Account VUL-2
                 Transamerica Occidental Life Insurance Company

                          Audited Financial Statements

      Period May 14, 1999 (commencement of operations) to December 31, 1999



                                    CONTENTS

Report of Independent Auditors......................................................................1
Statement of Assets and Liabilities.................................................................2
Statement of Operations.............................................................................6
Statement of Changes in Net Assets.................................................................10
Notes to Financial Statements......................................................................14


3






                         Report of Independent Auditors

Unitholders of Separate Account VUL-2
of Transamerica Occidental Life Insurance Company
The Board of Directors, Transamerica Occidental Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Separate Account VUL-2 of Transamerica Occidental Life Insurance Company (comprised of the Alger American Income & Growth, Alliance VPF Growth & Income, Alliance VPF Premier Growth, Dreyfus VIF Capital Appreciation, Dreyfus VIF Small Cap, Janus Aspen Balanced, Janus Aspen Worldwide Growth, MFS VIT Emerging Growth, MFS VIT Growth with Income, MFS VIT Research, MSDW UF Fixed Income, MSDW UF High Yield, MSDW UF International Magnum, MSDW UF Emerging Markets Equity, OCC Accumulation Trust Managed, OCC Accumulation Trust Small Cap, Transamerica VIF Growth, Transamerica VIF Money Market and PIMCO StockPlus Growth & Income sub-accounts) as of December 31, 1999, the related statements of operations and changes in net assets for the period May 14, 1999 (commencement of operations) to December 31, 1999. These financial statements are the responsibility of Separate Account VUL-2's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with the fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts comprising Separate Account VUL-2 of Transamerica Occidental Life Insurance Company at December 31, 1999, the results of their operations and the changes in their net assets for the period May 14, 1999 (commencement of operations) to December 31, 1999, in conformity with accounting principles generally accepted in the United States.



March 31, 2000

                            Separate Account VUL-2 of
                 Transamerica Occidental Life Insurance Company

                       Statement of Assets and Liabilities

                                December 31, 1999


                                         ALGER
                                       AMERICAN      ALLIANCE VPF    ALLIANCE VPF    DREYFUS VIF     DREYFUS VIF
                                    INCOME & GROWTHGROWTH & INCOME     PREMIER         CAPITAL          SMALL
                                      SUB-ACCOUNT    SUB-ACCOUNT        GROWTH       APPRECIATION        CAP
                                                                     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                    --------------------------------------------------------------------------------

-------------------------------------
ASSETS
Investments, at fair value            $     307,872  $    136,849    $    493,611    $     142,252   $    119,742
Due from Transamerica Life                        8             2              13                -              5
                                    --------------------------------------------------------------------------------
Total assets                                307,880       136,851         493,624          142,252        119,747


LIABILITIES
Due to Transamerica Life                          -             -               -                -              -
                                    --------------------------------------------------------------------------------
Total liabilities                                 -             -               -                -              -
                                    --------------------------------------------------------------------------------

Net assets                            $     307,880  $    136,851    $    493,624    $     142,252   $    119,747
                                    ================================================================================

Accumulation units outstanding            22,442.20      12,378.46       40,300.27       13,267.58        9,307.71
                                    ================================================================================

Net asset value and redemption
   price per unit                     $      13.72   $      11.06    $      12.25    $      10.72    $      12.87
                                    ================================================================================

Investment sub-account information:

     Number of mutual fund shares         17,512.62       6,280.34       12,202.99        3,567.89        1,804.98

     Net asset value per share        $      17.58   $      21.79    $      40.45    $      39.87    $      66.34

     Investment cost                  $     249,053  $    130,716    $    435,072    $     136,189   $    101,564

See accompanying notes.





                            Separate Account VUL-2 of
                 Transamerica Occidental Life Insurance Company

                 Statement of Assets and Liabilities (continued)

                                December 31, 1999


                                                     JANUS                          MFS VIT
                                     JANUS           ASPEN          MFS VIT         GROWTH                         MSDW UF
                                     ASPEN         WORLDWIDE        EMERGING         WITH          MFS VIT          FIXED
                                    BALANCED         GROWTH          GROWTH         INCOME         RESEARCH         INCOME
                                  SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at fair value        $     488,891   $     545,091   $    230,528    $      46,378  $     93,561    $      76,556
Due from Transamerica Life                    5              20             12                1             3                -
                                ------------------------------------------------------------------------------------------------
Total assets                            488,896         545,111        230,540           46,379        93,564           76,556


LIABILITIES
Due to Transamerica Life                      -               -              -                -             -                -
                                ------------------------------------------------------------------------------------------------
Total liabilities                             -               -              -                -             -                -
                                ------------------------------------------------------------------------------------------------

Net assets                        $     488,896   $     545,111   $    230,540    $      46,379  $     93,564    $      76,556
                                ================================================================================================

Accumulation units
   outstanding                        40,233.63       34,581.64      13,698.83        4,385.59       7,730.09         7,834.08
                                ================================================================================================

Net asset value and
   redemption price per unit      $       12.15   $       15.76   $      16.83    $      10.58   $      12.10    $        9.76
                                ================================================================================================

Investment sub-account
   information:

     Number of mutual fund
       shares                         17,510.41       11,415.52       6,076.13        2,176.36       4,008.62         7,617.47

     Net asset value per share    $       27.92   $       47.75   $      37.94    $      21.31   $      23.34    $       10.05

     Investment cost              $     447,168   $     420,284   $    179,168    $      44,039  $     78,418    $      77,547

See accompanying notes.





                            Separate Account VUL-2 of
                 Transamerica Occidental Life Insurance Company

                 Statement of Assets And Liabilities (continued)

                                December 31, 1999


                                                                    MSDW UF           OCC             OCC
                                    MSDW UF         MSDW UF         EMERGING      ACCUMULATION   ACCUMULATION  TRANSAMERICA VIF
                                      HIGH       INTERNATIONAL   MARKETS EQUITY  TRUST MANAGED  TRUST SMALL CAP     GROWTH
                                     YIELD           MAGNUM       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                                  SUB-ACCOUNT     SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at fair value        $      27,299   $      36,166   $      2,040    $      73,852  $      1,751    $     995,503
Due from Transamerica Life                    -               -              -                -             -               58
                                ------------------------------------------------------------------------------------------------
Total assets                             27,299          36,166          2,040           73,852         1,751          995,561


LIABILITIES
Due to Transamerica Life                      -               1              -                -             -                -
                                ------------------------------------------------------------------------------------------------
Total liabilities                             -               1              -                -             -                -
                                ------------------------------------------------------------------------------------------------

Net assets                        $      27,299   $      36,165   $      2,040    $      73,852  $      1,751    $     995,561
                                ================================================================================================

Accumulation units
   outstanding                         2,608.54       2,805.23          137.92        7,006.21         165.29        78,613.75
                                ================================================================================================

Net asset value and
   redemption price per unit      $       10.47   $      12.89    $      14.79    $      10.54   $      10.59    $       12.66
                                ================================================================================================

Investment sub-account
   information:

     Number of mutual fund
       shares                          2,665.94       2,603.77           147.42       1,691.92          77.75        37,410.84

     Net asset value per share    $       10.24   $      13.89    $       13.84   $      43.65   $      22.52    $       26.61

     Investment cost              $      28,088   $      33,424   $       2,005   $      72,128  $      1,806    $     795,760

See accompanying notes.



                            Separate Account VUL-2 of
                 Transamerica Occidental Life Insurance Company

                 Statement of Assets And Liabilities (continued)

                                December 31, 1999


                                                                          TRANSAMERICA VIF     PIMCO
                                                                               MONEY         STOCKPLUS
                                                                               MARKET         GROWTH &
                                                                            SUB-ACCOUNT        INCOME
                                                                                            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
ASSETS
Investments, at fair value                                                  $  1,396,689    $           -
Due from Transamerica Life                                                             -                -
                                                                          ---------------------------------
Total assets                                                                   1,396,689                -


LIABILITIES
Due to Transamerica Life                                                               -                -
                                                                          ---------------------------------
Total liabilities                                                                      -                -
                                                                          ---------------------------------

Net assets                                                                  $  1,396,689    $           -
                                                                          =================================

Accumulation units outstanding                                              1,352,946.92               -
                                                                          =================================

Net asset value and redemption price per unit                               $        1.03   $          -
                                                                          =================================

Investment sub-account information:

   Number of mutual fund shares                                             1,396,689.06               -

   Net asset value per share                                                $        1.00   $          -

   Investment cost                                                          $   1,396,689   $          -

See accompanying notes.



                            Separate Account VUL-2 of
                 Transamerica Occidental Life Insurance Company

                             Statement of Operations

               Period May 14, 1999 (Commencement of Operations) to
                                December 31, 1999


                                             ALGER
                                            AMERICAN     ALLIANCE VPF   ALLIANCE VPF   DREYFUS VIF   DREYFUS VIF
                                            INCOME &   GROWTH & INCOME     PREMIER       CAPITAL        SMALL
                                             GROWTH      SUB-ACCOUNT       GROWTH      APPRECIATION      CAP
                                          SUB-ACCOUNT                    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------

------------------------------------------
Investment income                          $        -     $       -       $       278   $    1,284    $        -
------------------------------------------

------------------------------------------
Expenses:
------------------------------------------
   Mortality and expense risk charge             (657)         (249)           (1,394)        (507)         (356)
-------------------------------------------------------------------------------------------------------------------

------------------------------------------
Net investment income (expense)                  (657)         (249)           (1,116)         777          (356)
------------------------------------------

------------------------------------------
Net realized and unrealized gain (loss) on investments:
------------------------------------------
     Realized gain (loss) on investment
       transactions                             5,654          (276)            9,801          576        (2,380)
------------------------------------------
     Unrealized appreciation
       (depreciation) of investments           58,819         6,132            58,539        6,063        18,178
-------------------------------------------------------------------------------------------------------------------

------------------------------------------
Net gain (loss) on investments                 64,473         5,856            68,340        6,639        15,798
-------------------------------------------------------------------------------------------------------------------

------------------------------------------
Net increase (decrease) in net
   assets                                  $   63,816     $   5,607       $    67,224   $    7,416    $   15,442
   resulting from operations
-----------------------------------------==========================================================================

See accompanying notes.





                            Separate Account VUL-2 of
                 Transamerica Occidental Life Insurance Company

                       Statement of Operations (continued)

               Period May 14, 1999 (Commencement of Operations) to
                                December 31, 1999


                                                          JANUS                    MFS VIT
                                            JANUS         ASPEN       MFS VIT      GROWTH                     MSDW UF
                                            ASPEN       WORLDWIDE    EMERGING       WITH        MFS VIT        FIXED
                                           BALANCED      GROWTH       GROWTH       INCOME       RESEARCH      INCOME
                                         SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------

-----------------------------------------
Investment income                         $     5,410   $       38   $        -   $        -   $        -    $    2,052
-----------------------------------------

-----------------------------------------
Expenses:
-----------------------------------------
   Mortality and expense risk charge           (1,293)      (1,275)        (363)         (99)        (306)         (149)
-------------------------------------------------------------------------------------------------------------------------

-----------------------------------------
Net investment income (expense)                 4,117       (1,237)        (363)         (99)        (306)        1,903
-----------------------------------------

-----------------------------------------
Net realized and unrealized gain (loss) on investments:
-----------------------------------------
     Realized gain (loss) on investment
       transactions                             4,118        5,404        5,898        1,293        1,469          (500)
-----------------------------------------
     Unrealized appreciation
       (depreciation) of investments           41,723      124,807       51,360        2,339       15,143          (991)
-------------------------------------------------------------------------------------------------------------------------

-----------------------------------------
Net gain (loss) on investments                 45,841      130,211       57,258        3,632       16,612        (1,491)
-------------------------------------------------------------------------------------------------------------------------

-----------------------------------------
Net increase (decrease) in net
   assets resulting from operations       $    49,958   $  128,974   $   56,895   $    3,533   $   16,306    $      412
----------------------------------------=================================================================================

See accompanying notes.




                            Separate Account VUL-2 of
                 Transamerica Occidental Life Insurance Company

                       Statement of Operations (continued)

               Period May 14, 1999 (Commencement of Operations) to
                                December 31, 1999


                                                                    MSDW UF          OCC            OCC
                                        MSDW UF       MSDW UF       EMERGING    ACCUMULATION   ACCUMULATION   TRANSAMERICA
                                          HIGH     INTERNATIONAL    MARKETS     TRUST MANAGED TRUST SMALL CAP      VIF
                                         YIELD         MAGNUM        EQUITY      SUB-ACCOUNT    SUB-ACCOUNT      GROWTH
                                      SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT                                  SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------
Investment income                      $     1,644   $       188   $         -   $          -   $          -   $     1,788
--------------------------------------

--------------------------------------
Expenses:
--------------------------------------
   Mortality and expense risk charge           (58)         (100)            -           (243)            (6)       (2,746)
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------
Net investment income (expense)              1,586            88             -           (243)            (6)         (958)
--------------------------------------

--------------------------------------
Net realized and unrealized gain (loss) on investments:
--------------------------------------
     Realized gain (loss) on
       investment transactions                (180)          650            58             13             (1)          749
--------------------------------------
     Unrealized appreciation
       (depreciation) of investments          (789)        2,742            35          1,724            (55)      199,743
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------
Net gain (loss) on investments                (969)        3,392            93          1,737            (56)      200,492
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------
Net increase (decrease) in net
   assets resulting from operations    $       617   $     3,480   $        93   $      1,494   $        (62)  $   199,534
-------------------------------------========================================================================================

See accompanying notes.



                            Separate Account VUL-2 of
                 Transamerica Occidental Life Insurance Company

                       Statement of Operations (continued)

               Period May 14, 1999 (Commencement of Operations) to
                                December 31, 1999


                                                                           TRANSAMERICA VIF     PIMCO
                                                                                MONEY         STOCKPLUS
                                                                                MARKET        GROWTH &
                                                                             SUB-ACCOUNT       INCOME
                                                                                             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------
Investment income                                                            $     13,082    $          -
----------------------------------------------------------------------------

----------------------------------------------------------------------------
Expenses:
----------------------------------------------------------------------------
   Mortality and expense risk charge                                               (3,465)              -
-----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------
Net investment income (expense)                                                     9,617               -
----------------------------------------------------------------------------

----------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments:
----------------------------------------------------------------------------
   Realized gain (loss) on investment transactions                                      -               -
----------------------------------------------------------------------------
   Unrealized appreciation (depreciation) of investments                                -               -
-----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------
Net gain (loss) on investments                                                          -               -
-----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              $      9,617    $          -
---------------------------------------------------------------------------================================

See accompanying notes.



                            Separate Account VUL-2 of
                 Transamerica Occidental Life Insurance Company

                       Statement of Changes in Net Assets

               Period May 14, 1999 (Commencement of Operations) to
                                December 31, 1999


                                      ALGER
                                                       AMERICAN    ALLIANCE VPF   ALLIANCE VPF  DREYFUS VIF   DREYFUS VIF
                                                       INCOME &   GROWTH & INCOME   PREMIER       CAPITAL        SMALL
                                                        GROWTH      SUB-ACCOUNT      GROWTH     APPRECIATION      CAP
                                                     SUB-ACCOUNT                  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------
Increase (decrease) in net assets:
-----------------------------------------------------
   From operations:
-----------------------------------------------------
     Net investment income (expense)                  $    (657)    $    (249)     $  (1,116)    $     777     $    (356)
-----------------------------------------------------
     Realized gain (loss) on investment transactions      5,654          (276)         9,801           576        (2,380)
-----------------------------------------------------
     Unrealized appreciation (depreciation)
       of investments                                    58,819         6,132         58,539         6,063        18,178
----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                       63,816         5,607         67,224         7,416        15,442
-----------------------------------------------------

-----------------------------------------------------
From policy related transactions:
-----------------------------------------------------
   Premiums deposited                                    84,551        62,590        262,057        88,649        86,930
-----------------------------------------------------
   Redemptions                                             (674)         (302)        (1,704)         (511)         (733)
-----------------------------------------------------
   Transfers between fixed account and sub-accounts
                                                        160,187        68,956        166,047        46,698        18,108
----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------
Net increase in net assets resulting from policy
   related transactions                                 244,064       131,244        426,400       134,836       104,305
----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------
Total increase in net assets                            307,880       136,851        493,624       142,252       119,747
-----------------------------------------------------

-----------------------------------------------------
Net assets at beginning of period                             -             -              -             -             -
----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------
Net assets at end of period                           $ 307,880     $ 136,851      $ 493,624     $ 142,252     $ 119,747
----------------------------------------------------========================================================================

See accompanying notes.





                            Separate Account VUL-2 of
                 Transamerica Occidental Life Insurance Company

                                    Statement of Changes in Net Assets (continued)

               Period May 14, 1999 (Commencement of Operations) to
                                December 31, 1999


                                                           JANUS                      MFS VIT
                                            JANUS          ASPEN        MFS VIT        GROWTH                      MSDW UF
                                            ASPEN        WORLDWIDE      EMERGING        WITH        MFS VIT         FIXED
                                           BALANCED       GROWTH         GROWTH        INCOME       RESEARCH       INCOME
                                         SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------
Increase (decrease) in net assets:
-----------------------------------------
   From operations:
-----------------------------------------
     Net investment income (expense)      $     4,117   $    (1,237)   $      (363)  $       (99)  $      (306)  $     1,903
-----------------------------------------
       Realized gain (loss) on
         investment transactions                4,118         5,404          5,898         1,293         1,469          (500)
-----------------------------------------
       Unrealized appreciation
         (depreciation) of investments         41,723       124,807         51,360         2,339        15,143          (991)
-------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------
Net increase (decrease) in net assets
   resulting from operations                   49,958       128,974         56,895         3,533        16,306           412
-----------------------------------------

-----------------------------------------
From policy related transactions:
-----------------------------------------
   Premiums deposited                         290,813       216,368         79,278        22,369        72,759        21,501
-----------------------------------------
   Redemptions                                 (1,598)       (1,257)          (335)          (92)         (323)         (170)
-----------------------------------------
   Transfers between fixed account and
     sub-accounts                             149,723       201,026         94,702        20,569         4,822        54,813
-------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------
Net increase in net assets resulting
   from policy related transactions           438,938       416,137        173,645        42,846        77,258        76,144
-------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------
Total increase in net assets                  488,896       545,111        230,540        46,379        93,564        76,556
-----------------------------------------

-----------------------------------------
Net assets at beginning of period                   -             -              -             -             -             -
-------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------
Net assets at end of period               $   488,896   $   545,111    $   230,540   $    46,379   $    93,564   $    76,556
----------------------------------------=======================================================================================

See accompanying notes.





                            Separate Account VUL-2 of
                 Transamerica Occidental Life Insurance Company

                                    Statement of Changes in Net Assets (continued)

               Period May 14, 1999 (Commencement of Operations) to
                                December 31, 1999


                                                                     MSDW UF           OCC            OCC
                                        MSDW UF       MSDW UF        EMERGING     ACCUMULATION   ACCUMULATION   TRANSAMERICA
                                          HIGH     INTERNATIONAL     MARKETS      TRUST MANAGED TRUST SMALL CAP      VIF
                                         YIELD         MAGNUM         EQUITY       SUB-ACCOUNT    SUB-ACCOUNT      GROWTH
                                      SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT                                   SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------
Increase (decrease) in net assets:
--------------------------------------
   From operations:
--------------------------------------
     Net investment income (expense)
                                       $     1,586   $        88   $           -   $      (243)   $         (6)  $       (958)
--------------------------------------
     Realized gain (loss) on
       investment transactions                (180)          650              58            13              (1)           749
--------------------------------------
     Unrealized appreciation
       (depreciation) of investments          (789)        2,742              35         1,724             (55)       199,743
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------
Net increase (decrease) in net
   assets resulting from operations            617         3,480              93         1,494             (62)       199,534
--------------------------------------

--------------------------------------
From policy related transactions:
--------------------------------------
   Premiums deposited                        7,349        25,000               -        47,583           1,819        569,369
--------------------------------------
   Redemptions                                 (68)         (137)              -          (257)             (9)        (3,006)
--------------------------------------
   Transfers between fixed account
     and sub-accounts                       19,401         7,822           1,947        25,032               3        229,664
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------
Net increase in net assets resulting
   from policy related transactions         26,682        32,685           1,947        72,358           1,813        796,027
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------
Total increase in net assets                27,299        36,165           2,040        73,852           1,751        995,561
--------------------------------------

--------------------------------------
Net assets at beginning of period                -             -               -             -               -              -
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------
Net assets at end of period            $    27,299   $    36,165   $       2,040   $    73,852    $      1,751   $    995,561
-------------------------------------==========================================================================================

See accompanying notes.



                            Separate Account VUL-2 of
                 Transamerica Occidental Life Insurance Company

                 Statement of Changes in Net Assets (continued)

               Period May 14, 1999 (Commencement of Operations) to
                                December 31, 1999


                                                                             TRANSAMERICA       PIMCO
                                                                                  VIF         STOCKPLUS
                                                                                 MONEY        GROWTH &
                                                                                MARKET         INCOME
                                                                              SUB-ACCOUNT    SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------
Increase (decrease) in net assets:
-----------------------------------------------------------------------------
   From operations:
-----------------------------------------------------------------------------
     Net investment income (expense)                                          $      9,617   $          -
-----------------------------------------------------------------------------
     Realized gain (loss) on investment transactions                                     -              -
-----------------------------------------------------------------------------
     Unrealized appreciation (depreciation) of investments                               -              -
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                      9,617              -
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
From policy related transactions:
-----------------------------------------------------------------------------
   Premiums deposited                                                            2,635,660              -
-----------------------------------------------------------------------------
   Redemptions                                                                      (6,098)             -
-----------------------------------------------------------------------------
   Transfers between fixed account and sub-accounts                             (1,242,490)             -
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------
Net increase in net assets resulting from policy related transactions            1,387,072              -
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------
Total increase in net assets                                                     1,396,689              -
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Net assets at beginning of period                                                        -              -
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------
Net assets at end of period                                                   $  1,396,689   $          -
----------------------------------------------------------------------------===============================

See accompanying notes.

                            Separate Account VUL-2 of
                 Transamerica Occidental Life Insurance Company

                          Notes to Financial Statements

                                December 31, 1999


1. ORGANIZATION

Separate Account VUL-2 of Transamerica Occidental Life Insurance Company (Separate Account) was established by Transamerica Occidental Life Insurance Company (Transamerica Life) as a separate account under the laws of the State of California on June 11, 1996. The Separate Account is registered with the Securities and Exchange Commission (the Commission) under the Investment Company Act of 1940, as amended, as a unit investment trust and is designed to provide life insurance benefits pursuant to variable life insurance contracts (Contract) issued by Transamerica Life. The Separate Account commenced operations when initial deposits were received on May 14, 1999.

In accordance with the terms of the Policy, all payments are directed either to the fixed account or to sub-accounts within the Separate Account. Payments allocated to the Separate Account by policy owners must be allocated to purchase units of any or all of the Separate Account's nineteen sub-accounts, each of which invests exclusively in a specific corresponding mutual fund portfolio
(Fund). The mutual fund portfolios are comprised of the Alger American Income & Growth, Alliance VPF Growth & Income, Alliance VPF Premier Growth, Dreyfus VIF Capital Appreciation, Dreyfus VIF Small Cap, Janus Aspen Balanced, Janus Aspen Worldwide Growth, MFS VIT Emerging Growth, MFS VIT Growth with Income, MFS VIT Research, MSDW UF Fixed Income, MSDW UF High Yield, MSDW UF International Magnum, MSDW UF Emerging Markets Equity, OCC Accumulation Trust Managed, OCC Accumulation Trust Small Cap, Transamerica VIF Growth, Transamerica VIF Money Market and PIMCO StockPlus Growth & Income sub-accounts. The Funds are open-end management investment companies registered under the Investment Company Act of 1940.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements of the Separate Account have been prepared on the basis of accounting principles generally accepted in the United States. The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information

                            Separate Account VUL-2 of
                 Transamerica Occidental Life Insurance Company

                    Notes to Financial Statements (continued)




2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

becomes known which could impact the amounts reported and disclosed herein. The accounting principles followed and the methods of applying those principles are presented below:

Investment Valuation - Investments in the Funds' shares are carried at fair (net asset) value. Realized investment gains or losses on investments are determined on a specific identification basis. Investment transactions are accounted for on the date the order to buy or sell is executed (trade date).

Investment Income - Investment income consists of dividend income (both ordinary and capital gains) and is recognized on the ex-dividend date. All distributions received are reinvested in the respective sub-accounts.

Federal Income Taxes - Operations of the Separate Account are part of, and will be taxed with, those of Transamerica Life, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current federal income tax laws, income from assets maintained in the Separate Account for the exclusive benefit of participants generally is not subject to federal income tax.

3. EXPENSES AND CHARGES

Mortality and expense risk charges are deducted from each sub-account on a daily basis which is equal, on an annual basis, to 0.80% of the daily net asset value of the sub-account and is paid to Transamerica Life. An administrative expense charge is also deducted by Transamerica Life from each sub-account on a daily basis which is equal, on an annual basis, to 0.30% of the daily net asset value of the sub-account.

On a monthly basis, a policyholder account is reduced by a fee for the cost of insurance, which varies depending on the type of contract and underwriting class. For the first ten contract years, an annual fee equal to 0.40% and 0.20% is deducted for distribution expenses and for federal, state and local taxes, respectively. Currently, there is no transaction fee for partial withdrawals. Transamerica Life reserves the right to impose a withdrawal transaction fee of 2.0% of the amount withdrawn not to exceed $25. The first 18 transfers in a policy year are free. After that, a transfer charge not to exceed $25 is deducted from amounts transferred in that policy year. For each projection of value in addition to the annual statement during a contract year, a transaction charge of $25 is deducted from the policy value.

4. REMUNERATION

The Separate Account pays no remuneration to directors, advisory boards or officers or such other persons who may from time to time perform services for the Separate Account.

5. INVESTMENT TRANSACTIONS

The aggregate cost of purchases and the aggregate proceeds from the sales of investments for the period ended December 31, 1999 were:

                                                      ALGER
                                                 AMERICAN INCOME  ALLIANCE VPF    ALLIANCE VPF    DREYFUS VIF
                                                     & GROWTH    GROWTH & INCOME    PREMIER         CAPITAL
                                                   SUB-ACCOUNT     SUB-ACCOUNT       GROWTH       APPRECIATION
                                                                                  SUB-ACCOUNT     SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------
Aggregate purchases                               $     265,634   $     143,705  $     591,857   $     166,753
                                                 ================================================================

Aggregate proceeds from sales                     $      22,236   $      12,713  $     166,585   $      31,140
                                                 ================================================================

                                                                      JANUS                         MFS VIT
                                   DREYFUS VIF        JANUS           ASPEN         MFS VIT          GROWTH
                                      SMALL           ASPEN         WORLDWIDE   EMERGING GROWTH       WITH
                                       CAP           BALANCED        GROWTH       SUB-ACCOUNT        INCOME
                                   SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT                    SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------

----------------------------------
Aggregate purchases               $     232,225    $    515,141    $    446,852   $    194,039    $     77,568
---------------------------------================================================================================

----------------------------------
Aggregate proceeds from sales     $     128,281    $     72,094    $     31,973   $     20,768    $     34,820
---------------------------------================================================================================


                                                                                                    MSDW UF
                                                     MSDW UF         MSDW UF        MSDW UF         EMERGING
                                     MFS VIT          FIXED           HIGH       INTERNATIONAL   MARKETS EQUITY
                                     RESEARCH         INCOME          YIELD          MAGNUM       SUB-ACCOUNT
                                   SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------

----------------------------------
Aggregate purchases                $     89,327    $    100,628    $     32,997   $     46,734    $      3,847
---------------------------------================================================================================

----------------------------------
Aggregate proceeds from sales      $     12,379    $     22,581    $      4,729   $     13,961    $      1,901
---------------------------------================================================================================





                                       OCC             OCC                      TRANSAMERICA VIF     PIMCO
                                   ACCUMULATION    ACCUMULATION   TRANSAMERICA       MONEY         STOCKPLUS
                                  TRUST MANAGED  TRUST SMALL CAP       VIF           MARKET         GROWTH &
                                   SUB-ACCOUNT      SUB-ACCOUNT      GROWTH       SUB-ACCOUNT        INCOME
                                                                   SUB-ACCOUNT                    SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------

----------------------------------
Aggregate purchases                $     72,555    $      1,819    $    849,160   $  2,869,736    $          -
---------------------------------================================================================================

----------------------------------
Aggregate proceeds from sales      $        441    $         12    $     54,149   $  1,473,047    $          -
---------------------------------================================================================================



                 Transamerica Occidental Life Insurance Company

                     Financial Statements - Statutory Basis

                                   Years ended December 31, 1999, 1998 and 1997



                                    CONTENTS

Report of Independent Auditors..........................................................................1

Audited Financial Statements

Balance Sheets - Statutory Basis........................................................................3
Statements of Operations - Statutory Basis..............................................................5
Statements of Changes in Capital and Surplus - Statutory Basis..........................................6
Statements of Cash Flow - Statutory Basis...............................................................7
Notes to Financial Statements - Statutory Basis.........................................................9

Statutory Basis Financial Statement Schedules

Summary of Investments - Other Than Investments in Related Parties -
   Statutory Basis.....................................................................................39
Supplementary Insurance Information - Statutory Basis..................................................40
Reinsurance - Statutory Basis..........................................................................42


2







                         Report Of Independent Auditors

Board of Directors
Transamerica Occidental Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Occidental Life Insurance Company as of December 31, 1999 and 1998, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 1999. Our audits also included the accompanying statutory-basis financial statement schedules required by Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the California Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matters described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Transamerica Occidental Life Insurance Company at December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the three years in the period December 31, 1999.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Occidental Life Insurance Company at December 31, 1999 and 1998, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 1999, in conformity with accounting practices prescribed or permitted by the California Department of Insurance. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.



March 31, 2000

3

                 Transamerica Occidental Life Insurance Company

                        Balance Sheets - Statutory Basis

                                 (Dollars in thousands, except per share amounts)


                                                                                   DECEMBER 31
                                                                             1999              1998
                                                                      --------------------------------------

ADMITTED ASSETS Cash and invested assets:
   Bonds                                                                $    12,820,804   $    12,135,178
   Preferred stocks - unaffiliated                                               77,231            40,941
   Preferred stocks - subsidiaries                                               58,219            56,860
   Common stocks - unaffiliated                                               1,270,039           773,490
   Common stocks - subsidiaries                                                 984,400           965,485
   Mortgage loans on real estate                                                385,590           387,038
   Real estate                                                                  101,195           102,748
   Policy loans                                                                 409,534           410,628
   Cash and short-term investments                                              132,454           513,557
   Other investments                                                            218,997           194,264
                                                                      --------------------------------------
Total cash and invested assets                                               16,458,463        15,580,189


Federal income tax receivable                                                   160,075                 -
Accrued investment income                                                       226,823           210,932
Deferred and uncollected premiums                                               227,722          (807,951)
Reinsurance receivable                                                          249,225         1,201,639
Other admitted assets                                                           245,696           255,744
Separate account assets                                                       4,229,395         3,443,277
                                                                      --------------------------------------
Total admitted assets                                                   $    21,797,399   $    19,883,830
                                                                      ======================================




15








                                                                                  DECEMBER 31
                                                                            1999              1998
                                                                     --------------------------------------

LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
   Reserves for future policy benefits                                 $     9,695,196   $     9,428,282
   Policy and contract claims payable                                          296,789           156,147
   Supplementary contracts without life contingencies                          208,349           215,548
   Funding agreements                                                        2,228,261         1,927,054
   Other policy liabilities                                                    114,442           115,361
   Funds held under coinsurance                                              2,274,229         2,123,810
   Asset valuation reserve                                                     578,958           400,616
   Interest maintenance reserve                                                 58,721            61,514
   Other liabilities                                                           310,404           285,030
   Separate account liabilities                                              4,068,126         3,326,306
                                                                     --------------------------------------
Total liabilities                                                           19,833,475        18,039,668

Capital and surplus:
   Common Stock ($12.50 par value):
     Authorized - 4,000,000 shares
     Issued and outstanding - 2,206,933 shares                                  27,587            27,587
   Contributed surplus                                                         509,600           372,538
   Unassigned surplus                                                        1,426,737         1,444,037
                                                                     --------------------------------------
Total capital and surplus                                                    1,963,924         1,844,162
                                                                     --------------------------------------
Total liabilities and capital and surplus                              $    21,797,399   $    19,883,830
                                                                     ======================================

See accompanying notes.


                 Transamerica Occidental Life Insurance Company

                   Statements of Operations - Statutory Basis

                             (Dollars in thousands)

                                                                         YEAR ENDED DECEMBER 31
                                                                  1999            1998            1997
                                                            -------------------------------------------------
Revenues:
   Premiums and annuity considerations                        $   1,368,016   $   1,608,525   $   1,715,745
   Fund deposits                                                    351,170         363,889         395,162
   Considerations for supplementary contracts without life
     contingencies                                                  212,513         259,660         240,065
   Net investment income                                          1,125,042       1,078,543       1,028,054
   Commissions and expense allowances on reinsurance ceded
                                                                    469,910         471,943         283,794
   Other                                                            550,544         900,281         228,649
                                                            -------------------------------------------------
                                                                  4,077,195       4,682,841       3,891,469
Benefits and expenses:
   Benefits paid or provided for:
     Death benefits                                                 392,276         595,585         432,019
     Annuity benefits                                               582,542         570,424         754,609
     Disability benefits                                             10,199          36,590         139,278
     Surrender benefits and other fund withdrawals                  694,766         616,224         429,449
     Increase (decrease) in reserves                                266,814        (447,419)       (631,054)
     Payments on supplementary contracts                            231,717         243,383         235,594
     Endowments                                                       2,397           2,504           2,000
     Other                                                          112,059         102,093          96,546
                                                            -------------------------------------------------
                                                                  2,292,770       1,719,384       1,458,441
   Expenses:
     Commissions and expense allowances                             691,802         728,533         554,979
     Reinsurance reserve transfer                                         -         671,651         792,425
     Other operating expenses                                       857,912       1,300,821         758,855
     Net transfers to separate accounts                              50,572         200,243         152,998
                                                            -------------------------------------------------
                                                                  1,600,286       2,901,248       2,259,257
                                                            -------------------------------------------------
                                                                  3,893,056       4,620,632       3,717,698
                                                            -------------------------------------------------
Gain from operations before dividends to policyholders,
   federal income tax expense (benefit) and net realized
   capital gains (losses)                                           184,139          62,209         173,771
Dividends to policyholders                                            9,294           8,206           9,453
                                                            -------------------------------------------------
Gain from operations before federal income tax expense
   (benefit) and net realized capital gains (losses)                174,845          54,003         164,318
Federal income tax expense (benefit)                                 30,330         (70,408)         58,514
                                                            -------------------------------------------------
Gain from operations before net realized capital gains
   (losses)                                                         144,515         124,411         105,804
Net realized capital gains (losses)                                  17,515          76,071          (9,332)
                                                            -------------------------------------------------
Net income                                                    $     162,030   $     200,482   $      96,472
                                                            =================================================

See accompanying notes.




                 Transamerica Occidental Life Insurance Company

                          Statements of Changes in Capital and Surplus - Statutory Basis

                             (Dollars in thousands)


                                                                    YEAR ENDED DECEMBER 31
                                                            1999             1998              1997
                                                     ------------------------------------------------------

Capital and surplus at beginning of year               $    1,844,162    $    1,556,228   $    1,249,045
Net income                                                    162,030           200,482           96,472
Increase in net unrealized capital gains                      119,420           261,540          246,829
Increase in non-admitted assets and
   related items                                               (2,824)          (45,392)         (41,778)
(Decrease) increase in liability for reinsurance in
   unauthorized companies                                      (4,646)           (3,137)           1,038
Increase in asset valuation reserve                          (178,342)          (39,153)         (66,577)
Increase in surplus in separate account statement
                                                               16,637            32,572           29,459
Contributed capital                                           137,062             3,800          127,194
Prior year adjustments                                        (14,710)          (21,276)         (47,998)
Dividends paid to parent                                      (79,000)          (80,000)         (61,311)
Change in benefit reserve valuation basis                           -                 -           (7,782)
Increase (decrease) as a result of
   reinsurance                                                (35,865)          (21,502)          31,637
                                                     ------------------------------------------------------
Capital and surplus at end of year                     $    1,963,924    $    1,844,162   $    1,556,228
                                                     ======================================================

See accompanying notes.





                 Transamerica Occidental Life Insurance Company

                    Statements of Cash Flow - Statutory Basis

                             (Dollars in thousands)


                                                                    YEAR ENDED DECEMBER 31
                                                            1999             1998              1997
                                                     ------------------------------------------------------
OPERATING ACTIVITIES
Premiums and annuity considerations                    $      319,552    $    2,642,142   $    1,612,975
Fund deposits                                                 351,170           363,889          395,162
Other policy proceeds and considerations                      212,546           259,627          240,280
Allowances and reserve adjustments received on
   reinsurance ceded                                        1,861,584            93,368          249,623
Investment income received                                  1,088,846         1,068,856          996,628
Other income received                                         141,247           194,037          274,793
Life and accident and health claims paid                     (266,727)         (661,006)        (487,861)
Surrender benefits and other fund withdrawals paid
                                                             (695,777)         (618,854)        (442,793)
Annuity and other benefits paid                              (962,151)         (948,840)      (1,046,532)
Commissions, other expenses and taxes
   paid                                                    (1,027,317)         (950,827)        (777,851)
Dividends paid to policyholders                                (9,136)           (8,102)         (10,101)
Federal income taxes received (paid)                         (146,945)           15,764          (12,411)
Reinsurance reserve transfers and other                      (618,898)       (1,891,421)      (1,552,528)
                                                     ------------------------------------------------------
Net cash provided by (used in) operating activities
                                                              247,994          (441,367)        (560,616)

INVESTING ACTIVITIES
Proceeds from investments sold, matured
   or repaid:
     Bonds                                                  2,993,985         3,938,693        3,525,839
     Stocks                                                   220,666           488,559          138,284
     Mortgage loans                                            11,248            37,335           34,216
     Real estate                                                3,050            20,300            3,660
     Other invested assets                                        200             3,984            8,580
     Miscellaneous proceeds                                       407           (25,830)           7,140
                                                     ------------------------------------------------------
Total investment proceeds                                   3,229,556         4,463,041        3,717,719
Taxes paid on capital gains                                         -                 -           (7,481)
                                                     ------------------------------------------------------
Net proceeds from sales, maturities, or repayments
   of investments                                           3,229,556         4,463,041        3,710,238




                 Transamerica Occidental Life Insurance Company

                               Statements of Cash Flow - Statutory Basis (continued)

                             (Dollars in thousands)


                                                                    YEAR ENDED DECEMBER 31
                                                            1999             1998              1997
                                                     ------------------------------------------------------

Cost of investments acquired:
   Bonds                                               $   (3,656,035)   $   (4,225,623)  $   (4,103,637)
   Stocks                                                    (611,404)         (331,131)        (311,708)
   Mortgage loans                                              (9,800)         (121,139)         (40,000)
   Real estate                                                 (5,064)           (7,030)          (2,765)
   Other invested assets                                      (35,204)          (36,752)          (2,031)
   Miscellaneous applications                                 (93,194)                -                -
                                                     ------------------------------------------------------
Total cost of investments acquired                         (4,410,701)       (4,721,675)      (4,460,141)
Net decrease (increase) in policy loans                         1,094            (3,174)          (7,996)
                                                     ------------------------------------------------------
Net cost of investments acquired                           (4,409,607)       (4,724,849)      (4,468,137)
                                                     ------------------------------------------------------
Net cash used in investing activities                      (1,180,051)         (261,808)        (757,899)

Financing and miscellaneous activities:
   Other cash provided:
     Capital and surplus paid-in                              137,062             3,800          127,194
     Other sources                                            562,978         1,485,965        1,558,615
                                                     ------------------------------------------------------
Total other cash provided                                     700,040         1,489,765        1,685,809

Other cash provided (applied):
   Dividends paid to shareholders                             (79,000)          (80,000)         (61,311)
   Other applications, net                                    (70,086)         (347,482)        (162,103)
                                                     ------------------------------------------------------
Total other cash provided (applied)                          (149,086)         (427,482)        (223,414)
                                                     ------------------------------------------------------
Net cash provided by financing and miscellaneous
   activities                                                 550,954         1,062,283        1,462,395
                                                     ------------------------------------------------------
Net (decrease) increase in cash and short-term
   investments                                               (381,103)          359,108          143,880

Cash and short-term investments:
   Beginning of year                                          513,557           154,449           10,569
                                                     ------------------------------------------------------
   End of year                                         $      132,454    $      513,557   $      154,449
                                                     ======================================================

See accompanying notes.



                 Transamerica Occidental Life Insurance Company

                 Notes to Financial Statements - Statutory Basis

                                December 31, 1999


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Transamerica Occidental Life Insurance Company (the Company) is domiciled in California. The Company is a wholly owned subsidiary of Transamerica Insurance Corporation of California, which is a wholly owned subsidiary of Transamerica Corporation. The Company has three wholly owned insurance subsidiaries:
Transamerica Life Insurance and Annuity Company (TALIAC), Transamerica Life Insurance Company of Canada and Transamerica Life Insurance Company of New York. TALIAC has one wholly owned insurance subsidiary, Transamerica Assurance Company. During 1999, Transamerica Corporation was merged with an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of the Netherlands.

NATURE OF BUSINESS

The Company engages in providing life insurance, pension and annuity products, reinsurance, structured settlements and investment products which are distributed through a network of independent and company-affiliated agents and independent brokers. The Company's customers are primarily in the United States and are distributed in 50 states (reinsurance is the only product distributed in New York).

BASIS OF PRESENTATION

Certain amounts reported in the accompanying financial statements are based on management's best estimates and judgment, subject to the minimum requirements imposed by regulatory authorities. Actual results could differ from those estimates.

The accompanying financial statements have been prepared in conformity with statutory accounting practices (SAP) prescribed or permitted by the California Department of Insurance (the California Department), which vary in some respects from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are as follows:

     The accounts and operations of the Company's subsidiaries are not consolidated but are included in investments in common stocks at the statutory net carrying value. Changes in the subsidiaries' net carrying values are charged or credited directly to unassigned surplus.

                 Transamerica Occidental Life Insurance Company

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BASIS OF PRESENTATION (CONTINUED)

     Bonds, where permitted, are carried at amortized cost, rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value) and trading (reported at fair value) classifications.

     The costs of acquiring new and renewal business, such as commissions and underwriting and policy issue costs, are expensed when incurred rather than deferred and amortized over the terms of the related policies.

     Certain assets recognized under GAAP, principally agents' debit balances and computer software, are "non-admitted" and excluded from the accompanying financial statements under SAP and are charged directly to unassigned surplus.

     Reserves for future policy benefits generally are calculated based on mortality and interest assumptions that are statutorily required rather than using estimated expected experience or actual account balances. The policy liabilities are reported net, rather than gross, of ceded amounts.

     Revenues for interest-sensitive life policies and investment-type contracts consist of the entire premium received and benefits represent the benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges are not recognized as revenue and benefits represent the excess of benefits paid over the policy account value and interest credited to the account value.

     An Interest Maintenance Reserve (IMR) is provided which defers certain realized capital gains and losses attributable to changes in the general level of interest rates. Such deferred gains or losses are amortized into investment income over the remaining period to maturity based on groupings of individual securities sold in five-year bands.

     An Asset Valuation Reserve (AVR) is provided which reclassifies a portion of surplus to liabilities. The AVR is calculated according to a specified formula as prescribed by the National Association of Insurance Commissioners (NAIC) and is intended to stabilize the Company's surplus against possible fluctuations in the market values of bonds, equity securities, mortgage loans, real estate, and other invested assets. Changes in the required AVR balance are charged or credited directly to unassigned surplus.

     Deferred federal income taxes are not provided for differences between the financial statement amounts and tax bases of assets and liabilities.

     Policyholder dividends are recognized when declared rather than over the term of the related policies.

     A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers unauthorized by license to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Other significant accounting policies are as follows:

INVESTMENTS

Investments are shown on the following bases:

     Bonds - where permitted, at amortized cost; all others are carried at values prescribed by the Securities Valuation Office of the NAIC (SVO); premiums and discounts are amortized using the interest method. For loan-backed bonds, the interest method including anticipated prepayments at the date of purchase is used. Prepayment assumptions for loan-backed bonds are estimated using broker dealer survey values and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all securities, except for interest-only securities which are valued using the prospective method.

     Preferred stocks - where permitted at cost, all others are carried at fair value based on NAIC values.

     Common stocks - at fair value based on NAIC market values, except for investments in subsidiaries which are at statutory net carrying values.

     Mortgage loans on real estate - at the aggregate unpaid balances.

     Real estate - at depreciated cost less encumbrances, except for properties acquired in satisfaction of debt, which are carried at the lower of fair value or cost, less encumbrances.

     Policy loans - at the aggregate unpaid principal balances.

     Other investments - primarily at the lower of cost or fair value. Derivative instruments, included in other investments in the accompanying balance sheet, are valued in accordance with the NAIC Accounting Practices and Procedures manual and Purposes and Procedures manual of the SVO. All derivative instruments are used for hedging purposes and valued on a basis consistent with the hedged item.

The Company uses interest rate swaps, caps and floors, options and certain other derivatives as part of its overall interest rate risk management strategy for certain life insurance and annuity products. As the Company only uses derivatives for hedging purposes, the Company values all derivative instruments on a consistent basis as the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold.

Interest rate swap contracts are used to convert the interest rate characteristics (fixed or variable) of certain investments to match those of the related insurance liabilities that the investments are supporting. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

Interest rate caps and floors are used to limit the effects of changing interest rates on yields of variable rate or short-term assets or liabilities. The initial cost of any such agreements is amortized to net investment income over the life of the agreement. Periodic payments that are receivable as a result of the agreements are accrued as an adjustment of interest income or benefits from the hedged item.

Gains and losses on disposal of investments are recognized on the specific-identification basis. Changes in the statutory fair values of stocks and those bonds carried at values prescribed by the SVO, rather than amortized cost, are reported as unrealized gains or losses directly in unassigned surplus and, accordingly, have no effect on net income.

Short-term investments include investments with maturities of less than one year at date of acquisition.

SEPARATE ACCOUNTS

The Company administers segregated asset accounts for pension and other clients. The assets of the separate accounts are not subject to liabilities arising out of any business the Company may conduct and are reported at fair value. Investment risks associated with fair value changes are primarily borne by the clients. The liabilities of the separate accounts represent reserves established to meet withdrawal and future benefit payment provisions of the contracts.

POLICY RESERVES AND CONTRACT CLAIMS

Life, annuity, and accident and health benefit reserves are calculated based upon published tables using such interest rate assumptions and valuation methods that will provide, in the aggregate, reserves that meet the amounts required by the California Department. The Company waives deduction of deferred fractional premiums upon death of the insureds and returns any portion of the final premium beyond the date of death. Additional reserves are established where the gross premiums on any insurance in force are less than the net premiums according to the standard valuation set by the California Department.

Contract claim liabilities include provisions for reported claims and claims incurred but not reported, net of reinsurance ceded.

PREMIUM REVENUES

Premiums from life insurance policies are recognized as revenue when due, and premiums from annuity contracts are recognized when received. Accident and health premiums are earned pro rata over the terms of the policies.

OTHER REVENUES

Other revenues consist primarily of profit sharing on reinsurance ceded and reserve adjustments on ceded modified coinsurance transactions.

REINSURANCE

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in surplus rather than gain from operations. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

PRIOR YEAR ADJUSTMENTS

Prior year adjustments charged directly to surplus in 1999 related primarily to expenses incurred for sales practices litigation of $7 million (after tax) and a suspense asset adjustment of $7 million (after tax).

Prior year adjustments in 1998 relate  primarily to expenses  incurred for sales
practices   litigation  of  $8  million  (after-tax)  and  a  reserve  valuation adjustment of $13 million (after-tax) on single premium immediate annuities.

Prior year adjustments in 1997 relate primarily to expenses incurred for sales practices litigation of $15 million (after-tax) and a reserve valuation adjustment of $30 million (after-tax) on single premium immediate annuities.

RECLASSIFICATIONS

Certain reclassifications of 1997 and 1998 amounts have been made to conform with the 1999 presentation.

2. FAIR VALUES OF FINANCIAL INSTRUMENTS

Fair values for bonds are based on market values prescribed by the SVO (NAIC market values) rather than on actual or estimated market values. For bonds without available NAIC market values, amortized costs are used as estimated fair values. As of December 31, 1999 and 1998, the fair value of investments in bonds includes $5,366 million and $5,215 million, respectively, of bonds that were valued at amortized cost.

Fair values for preferred and common stocks are based on NAIC market values, except for investment in subsidiaries which are at statutory net carrying values.

Fair values for mortgage loans on real estate and policy loans are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for calculation purposes.

Fair values for derivative instruments are estimated using values obtained from independent pricing services.

The carrying amounts of cash and short-term investments and accrued investment income approximate their fair value.

Fair values for liabilities under investment-type contracts, included in reserves for future policy benefits and other policy liabilities, are estimated using discounted cash flow calculations, based on interest rates currently being offered by similar contracts with maturities consistent with those remaining for the contracts being valued.


The carrying values and fair values of financial instruments are as follows (in thousands):

                                                                      DECEMBER 31
                                                        1999                               1998
                                         -----------------------------------------------------------------------
                                              CARRYING           FAIR            CARRYING           FAIR
                                               VALUE             VALUE            VALUE             VALUE
                                         -----------------------------------------------------------------------

Financial assets:
   Bonds                                   $   12,820,804    $   12,681,458   $   12,135,178    $   12,834,818
   Preferred stocks                               135,450            93,071           97,801           100,909
   Common stocks                                2,254,439         2,254,439        1,738,975         1,738,975
   Mortgage loans on real estate                  385,590           363,650          387,038           409,714
   Policy loans                                   409,534           396,956          410,628           388,076
   Floors, caps and swaptions                      56,964            60,129           57,311           149,447
   Cash on hand and on deposit                    132,454           132,454          513,557           513,557
   Accrued investment income                      226,823           226,823          210,932           210,932

                                                                      DECEMBER 31
                                                        1999                               1998
                                         -----------------------------------------------------------------------
                                              CARRYING           FAIR            CARRYING           FAIR
                                               VALUE             VALUE            VALUE             VALUE
                                         -----------------------------------------------------------------------

Financial liabilities (liabilities for investment-type contracts):
     Single and flexible premium
       deferred annuities                  $    2,074,622    $    1,881,238   $    2,112,347    $    1,927,980
     Single premium immediate annuities
                                                4,035,133         4,217,004        3,924,227         4,820,607
     Other deposit contracts                    2,219,143         2,222,305        1,917,574         1,915,954

Off-balance sheet assets (liabilities):
   Exchange derivatives designated as hedges that are in a:
       Receivable position                              -            30,253                -            88,062
       Payable position                                 -           (96,206)               -           (17,025)

The Company enters into various interest-rate agreements in the normal course of business primarily as a means of managing its interest rate exposure.

Interest rate swap agreements generally involve the periodic exchange of fixed rate interest and floating rate interest payments by applying a specified market index to the underlying contract or notional amount, without exchanging the underlying notional amounts. Interest rate swap agreements are intended primarily for asset and liability management. The differential to be paid or received on those interest rate swap agreements that are designated as hedges of financial assets is recorded on an accrual basis as a component of net investment income. The differential to be paid or received on those interest rate swap agreements that are designated as hedges of financial liabilities is recorded on an accrual basis as a component of benefits paid or provided. While the Company is not exposed to credit risk with respect to the notional amounts of the interest rate swap agreements, the Company is subject to credit risk from potential nonperformance of counterparties throughout the contract periods. The amounts potentially subject to such credit risk are much smaller than the notional amounts. The Company controls this credit risk by entering into transactions with only a selected number of high quality institutions, establishing credit limits and maintaining collateral when appropriate. Generally, the Company is subject to basis risk when an interest rate swap agreement is not funded. As of December 31, 1999, there were no unfunded interest rate swap agreements.

Interest rate floor agreements generally provide for the receipt of payments in the event the average interest rates during a settlement period fall below specified levels under interest rate floor agreements. These agreements enable the Company to transfer, modify, or reduce its interest rate risk and generally require up front premium payments. The costs of interest rate floor agreements are amortized over the contractual periods and resulting amortization expenses are included in net investment income. The conditional receipts under these agreements are recorded on an accrual basis as a component of net investment income if designated as hedges of financial assets or as a component of benefits paid or provided if designated as hedges of financial liabilities.


The  information  on  derivative   instruments  is  summarized  as  follows  (in
thousands):

                                                     AGGREGATE NOTIONALWEIGHTED AVERAGE
                                                           AMOUNT         FIXED RATE
                                                                                            FAIR VALUE
                                                     ------------------------------------------------------

DECEMBER 31, 1999
Interest rate swap agreements  designated as hedges of financial  assets,  where the Company pays:
     Fixed rate interest                               $      296,133         6.46%       $       28,092
     Floating rate interest                                 1,516,308         5.95               (90,055)
     Floating rate interest based on one index and
       receives floating rate interest on another
       index                                                    4,525         6.05                    20
Interest rate swap agreements designated as hedges
   of financial liabilities, where the Company pays:
     Floating rate interest                                   710,981         6.40                (4,394)
     Floating rate interest based on one index and
       receives floating rate interest on another
       index                                                  237,500         6.13                  (260)
Interest rate floor agreements                                400,000            -                 3,065
Swaptions                                                   6,500,000         6.64                25,211
Call options                                                   31,999            -                31,853





2. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

                                                     AGGREGATE NOTIONALWEIGHTED AVERAGE
                                                           AMOUNT         FIXED RATE
                                                                                            FAIR VALUE
                                                     ------------------------------------------------------

DECEMBER 31, 1998
Interest rate swap agreements  designated as hedges of financial  assets,  where the Company pays:
     Fixed rate interest                               $       44,950         5.95%       $          280
     Fixed rate interest                                      212,488         5.01               (13,525)
     Floating rate interest                                (1,495,000)        5.40                80,717
     Floating rate interest based on one index and
       receives floating rate interest on another
       index                                                   15,833         5.06                   110
Interest rate swap agreements designated as hedges
   of financial liabilities, where the Company pays:
     Floating rate interest                                 1,204,456         5.42                 3,781
     Floating rate interest based on one index and
       receives floating rate interest on another
       index                                                   37,500         4.84                  (339)
Interest rate floor agreements                                400,000              -              21,705
Swaptions                                                   6,500,000         5.19               101,754
Call options                                                   30,710              -              25,988

Generally, notional amounts indicate the volume of transactions and estimated fair values indicate the amounts subject to credit risk.

Financial instruments which potentially subject the Company to concentration of credit risk consist principally of temporary cash investments, fixed maturities, derivatives, mortgage loans on real estate and reinsurance receivables. The Company places its temporary cash investments with high credit quality financial institutions. Concentration of credit risk with respect to investments in fixed maturities and mortgage loans on real estate is limited due to the large number of such investments and their dispersion across many different industries and geographic areas. The Company places reinsurance with only highly rated insurance companies. At December 31, 1999, the Company had no significant concentration of credit risk.

3. INVESTMENTS

The carrying value and fair value of investments in debt securities are summarized as follows (in thousands):

                                                           GROSS             GROSS
                                        CARRYING         UNREALIZED       UNREALIZED           FAIR
                                          VALUE            GAINS            LOSSES            VALUE
                                    -----------------------------------------------------------------------
DECEMBER 31, 1999
U.S. Treasury securities and
   obligations of U.S. government
   corporations
   and agencies                       $      189,325   $       11,396    $        1,968   $      198,753
Obligations of states and political
   subdivisions                              106,484            3,673             1,482          108,675
Foreign governments                           50,820              353             3,328           47,845
Corporate securities                       9,345,228          103,079           230,148        9,218,159
Public utilities                           1,718,582           20,020            38,842        1,699,760
Mortgage and other asset- backed
   securities                              1,410,365                -             2,099        1,408,266
                                    -----------------------------------------------------------------------
                                      $   12,820,804   $      138,521    $      277,867   $   12,681,458
                                    =======================================================================




3. INVESTMENTS (CONTINUED)

                                                           GROSS             GROSS
                                        CARRYING         UNREALIZED       UNREALIZED           FAIR
                                          VALUE            GAINS            LOSSES            VALUE
                                    -----------------------------------------------------------------------
DECEMBER 31, 1998
U.S. Treasury securities and
   obligations of U.S. government
   corporations
   and agencies                       $      148,427   $       57,226    $            -   $      205,653
Obligations of states and political
   subdivisions                              123,255           11,752                 -          135,007
Foreign governments                           39,940            2,115             1,486           40,569
Corporate securities                       8,430,358          476,428            22,687        8,884,099
Public utilities                           2,206,740          176,863               571        2,383,032
Mortgage and other asset- backed
   securities                              1,186,458                -                 -        1,186,458
                                    -----------------------------------------------------------------------
                                      $   12,135,178   $      724,384    $       24,744   $   12,834,818
                                    =======================================================================

Included in bonds is a $150 million note due from Transamerica Corporation at December 31, 1998.

The carrying value and fair value of bonds at December 31, 1999, by contractual maturity, are as follows (in thousands):


                                                                   CARRYING           FAIR
                                                                    VALUE             VALUE
                                                              ------------------------------------

Due in one year or less                                         $      137,778    $      138,280
Due after one year through five years                                2,021,208         2,019,633
Due after five years through ten years                               2,769,210         2,708,056
Due after ten years                                                  6,482,243         6,407,223
Mortgage and other asset-backed securities                           1,410,365         1,408,266
                                                              ------------------------------------
                                                                $   12,820,804    $   12,681,458
                                                              ====================================

Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.



3. INVESTMENTS (CONTINUED)

The costs and fair values of preferred stocks and common stocks (unaffiliated companies) are as follows (in thousands):

                                                       GROSS            GROSS           ESTIMATED
                                                    UNREALIZED        UNREALIZED          FAIR
                                      COST             GAINS            LOSSES            VALUE
                               -----------------------------------------------------------------------

DECEMBER 31, 1999
Preferred stocks                 $       77,231    $        6,399   $       41,182    $       42,448
Common stocks                           662,215           640,014           32,190         1,270,039

DECEMBER 31, 1998
Preferred stocks                 $       40,941    $        3,506   $           18    $       44,429
Common stocks                           299,048           483,421            8,979           773,490

The components of investment in real estate are as follows (in thousands):

                                                                 ACCUMULATED        CARRYING
                                                   COST          DEPRECIATION         VALUE
                                            ------------------------------------------------------

DECEMBER 31, 1999
Properties occupied by the
   Company                                    $      207,709    $      111,331    $       96,378
Other                                                  7,450             2,633             4,817
                                            ------------------------------------------------------
                                              $      215,159    $      113,964    $      101,195
                                            ======================================================

DECEMBER 31, 1998
Properties occupied by the
   Company                                    $      202,933    $      105,330    $       97,603
Other                                                  8,514             3,369             5,145
                                            ------------------------------------------------------
                                              $      211,447    $      108,699    $      102,748
                                            ======================================================


The maximum and minimum lending rates for mortgage loans during 1999 were 8.48% and 7.13%, respectively. The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of any purchase money or insured or guaranteed mortgages, was 80%. Fire insurance is carried in every case at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

Net investment income (expense) by major category of investments is summarized as follows (in thousands):

                                                               YEAR ENDED DECEMBER 31
                                                      1999              1998             1997
                                                -----------------------------------------------------

Bonds                                             $      989,340   $      950,923    $      934,229
Preferred stocks                                           5,078            1,312               790
Common stocks                                             53,192           53,000            43,938
Mortgage loans on real estate                             28,314           28,713            25,031
Real estate                                               28,008           27,288            29,447
Policy loans                                              27,086           24,780            26,061
Cash and short-term investments                           10,526           10,939             4,094
Other investments                                         16,343           17,198              (533)
                                                -----------------------------------------------------
                                                       1,157,887        1,114,153         1,063,057
Investment expense                                       (32,845)         (35,610)          (35,003)
                                                -----------------------------------------------------
                                                  $    1,125,042   $    1,078,543    $    1,028,054
                                                =====================================================



The realized gains and losses and other information related to investments are summarized as follows (in thousands):

                                                                     YEAR ENDED DECEMBER 31
                                                            1999              1998             1997
                                                      -----------------------------------------------------
Net gains (losses) on disposition of investments in:
     Bonds                                              $        2,993   $       16,522    $      (27,875)
     Preferred stocks                                           (6,085)          (2,405)             (579)
     Common stocks                                              41,011          164,984             9,792
     Other                                                     (90,400)          (7,021)           (1,308)
                                                      -----------------------------------------------------
                                                               (52,481)         172,080           (19,970)
Related income (taxes) recovery                                 71,941          (84,425)           (7,480)
Transfer to the IMR                                             (1,945)         (11,584)           18,118
                                                      -----------------------------------------------------
Net realized capital gains (losses)                     $       17,515   $       76,071    $       (9,332)
                                                      =====================================================

The other loss of $90.4 million in 1999 primarily results from the net pretax loss incurred on an ineffective equity collar hedge (see Note 12).

                                                                     YEAR ENDED DECEMBER 31
                                                            1999              1998             1997
                                                      -----------------------------------------------------
Proceeds from disposition of investment in bonds
                                                        $    2,993,985   $    3,938,693    $    3,525,839
Gross gains on disposition of investment
   in bonds                                                     46,135           44,290            24,157
Gross losses on disposition of investment
   in bonds                                                    (43,142)         (27,768)          (52,032)

Change in net unrealized gains (losses):
   Bonds                                                       (5,756)             (871)               -
   Preferred stocks                                             2,271            (2,741)             518
   Common stocks                                              125,177           257,582          242,773
   Real estate                                                      -                 -            3,727
   Other                                                       (2,272)            7,570             (189)
                                                     ------------------------------------------------------
                                                       $      119,420    $      261,540   $      246,829
                                                     ======================================================


Change in net unrealized gains on common stocks in 1999, 1998 and 1997, includes $(34) million, $156 million and $107 million, respectively, related to the increase (decrease) in TALIAC's statutory capital and surplus for those years.

4. REINSURANCE

The Company is involved in both the cession and assumption of reinsurance with other companies, including affiliated companies. Risks are reinsured with other companies to permit the recovery of a portion of the direct losses. These reinsured risks are treated as though, to the extent of the reinsurance, they are risks for which the Company is not liable.

Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded. The Company remains liable to the extent the reinsuring companies do not meet their obligations under these reinsurance treaties.

The following summarizes the effect of reinsurance transactions (in thousands):

                                                 CEDED/RETROCEDED TO               ASSUMED FROM
                                            -------------------------------------------------------------
                                DIRECT        AFFILIATED    UNAFFILIATED     AFFILIATED    UNAFFILIATED       NET
                                AMOUNT        COMPANIES      COMPANIES       COMPANIES      COMPANIES        AMOUNT
                           ----------------------------------------------------------------------------------------------

Year ended
   December 31, 1999:
     Premium revenue         $    1,409,419   $   112,947   $    1,965,697  $    157,197    $ 1,880,044   $  1,368,016
                           ==============================================================================================

At December 31, 1999:
   Life insurance in force   $  547,304,907   $ 4,881,384   $  365,336,549  $ 17,212,668    $   465,086   $194,764,728
                           ==============================================================================================

Reserves for future policy
   benefits                  $   14,241,446   $ 4,124,327   $    3,056,908  $    233,126    $ 2,401,859   $  9,695,196
Policy and contract claims
   payable                          127,030        40,341          137,047         1,824        345,323        296,789
                           ----------------------------------------------------------------------------------------------
                             $   14,368,476   $ 4,164,668   $    3,193,955  $    234,950    $ 2,747,182   $  9,991,985
                           ==============================================================================================





4. REINSURANCE (CONTINUED)

                                                CEDED/RETROCEDED TO               ASSUMED FROM
                                           --------------------------------------------------------------
                                DIRECT       AFFILIATED   UNAFFILIATED     AFFILIATED     UNAFFILIATED        NET
                                AMOUNT       COMPANIES      COMPANIES      COMPANIES       COMPANIES         AMOUNT
                           ----------------------------------------------------------------------------------------------

Year ended
   December 31, 1998:
     Premium revenue         $   1,401,733   $   298,339   $   2,193,006  $     198,460   $   2,499,677   $   1,608,525
                           ==============================================================================================

At December 31, 1998:
   Life insurance in force   $ 190,331,317   $   950,789   $ 307,374,066  $  25,093,946   $ 282,821,689   $ 189,922,097
                           ==============================================================================================

Reserves for future policy
   benefits                  $  14,778,562   $ 4,978,700   $   2,931,865  $     136,208   $   2,424,077   $   9,428,282
Policy and contract claims
   payable                         121,330        45,187         316,533         11,018         385,519         156,147
                           ----------------------------------------------------------------------------------------------
                             $  14,899,892   $ 5,023,887   $   3,248,398  $     147,226   $   2,809,596   $   9,584,429
                           ==============================================================================================

Year ended
   December 31, 1997:
     Premium reserve         $   1,434,511   $   245,606   $   1,296,529  $      75,853   $   1,747,516   $   1,715,745
                           ==============================================================================================

At December 31, 1997:
   Life insurance in force   $ 175,258,666   $         -   $ 272,918,826  $  26,199,512   $ 223,688,654   $ 152,228,006
                           ==============================================================================================

Reserves for future policy
   benefits                  $  15,117,147   $ 5,457,334   $   2,731,647  $      15,306   $   2,922,166   $   9,865,638
Policy and contract claims
   payable                          94,040        42,804         197,351         20,854         357,125         231,864
                           ----------------------------------------------------------------------------------------------
                             $  15,211,187   $ 5,500,138   $   2,928,998  $      36,160   $   3,279,291   $  10,097,502
                           ==============================================================================================





4. REINSURANCE (CONTINUED)

                                                            CEDED TO          ASSUMED
                                           DIRECT            OTHER          FROM OTHER           NET
                                           AMOUNT          COMPANIES         COMPANIES          AMOUNT
                                      -----------------------------------------------------------------------

Year ended December 31, 1999:
     Benefits paid or provided          $    1,632,298   $    1,499,809    $    1,086,642   $    1,219,131
                                      =======================================================================

Year ended December 31, 1998:
     Benefits paid or provided          $    1,576,300   $    1,147,899    $    1,020,085   $    1,448,486
                                      =======================================================================

Year ended December 31, 1997:
     Benefits paid or provided          $    1,631,249   $      955,287    $      887,538   $    1,563,500

                                      =======================================================================

5. INCOME TAXES

The Company's taxable income or loss is included in the consolidated return of Transamerica Corporation for the period ended July 21, 1999. The method of allocation between the companies for the period ended July 21, 1999, is subject to written agreement approved by the Board of Directors. Tax payments are made to, or refunds received from, Transamerica Corporation in amounts which would result from filing separate tax returns with federal taxing authorities, except that tax benefits attributable to operating losses and other carryovers are recognized currently since utilization of these benefits is assured by
Transamerica Corporation. The provision does not purport to represent a proportionate share of the consolidated tax.

For the period beginning July 22, 1999, the Company will join in a consolidated tax return with certain life affiliates: TALIAC, Transamerica Assurance Company and Transamerica Life Insurance Company of New York. The method of allocation between the companies for the period beginning July 22, 1999, will be subject to written agreement to be approved by the Board of Directors. It is anticipated that this agreement will require that tax payments are made to, or refunds are received from, TOLIC, in amounts which would results from filing separate tax returns with federal taxing authorities.

Amounts due from Transamerica Corporation for federal income taxes are $160 million at December 31, 1999. Amounts due to Transamerica Corporation for federal income taxes were $28.5 million at December 31, 1998, and are included in accounts payable and other liabilities in the accompanying balance sheet.

Following is a reconciliation of federal income taxes computed at the statutory rate with the income tax provision, excluding income taxes related to net realized gains on investment transactions (in thousands):

                                                                    YEAR ENDED DECEMBER 31
                                                            1999             1998              1997
                                                     ------------------------------------------------------

Federal income taxes at statutory rate                 $       61,196    $       18,901   $       57,511
Difference between statutory and tax reserves
                                                               (1,153)           (3,463)          10,045
Deferred acquisition costs capitalized,
   net of amortization                                         13,326             4,677           10,652
Reinsurance adjustments                                       (14,442)           (7,525)          12,900
Difference in statutory and tax bases
   of investments                                              (2,399)          (10,990)          (4,149)
Adjustment to prior year tax provision                         24,640           (13,055)           4,689
Tax credits                                                   (16,000)          (17,698)         (11,127)
Nontaxable affiliate dividends                                (17,500)          (17,500)         (14,000)
Other                                                         (17,338)          (23,755)          (8,007)
                                                     ------------------------------------------------------
Provision (benefit) for income taxes                   $       30,330    $      (70,408)  $       58,514
                                                     ======================================================

Under the Life Insurance Company Income Tax Act of 1959, a portion of "gain from operations" was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account." The balance in this account was frozen at December 31, 1983, pursuant to the Deficit Reduction Act of 1984. This amount would become subject to tax when it exceeds a certain maximum or when cash dividends are paid therefrom. The policyholders' surplus account balance at December 31, 1999, was $118 million. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $41.3 million. No income taxes have been provided on the policyholders' surplus account since the conditions that would cause such taxes are remote.

6. INVESTMENTS IN SUBSIDIARIES

The Company's investment in common stocks of its wholly owned subsidiaries with carrying values, based on the statutory capital and surplus of the subsidiaries, is summarized as follows (in thousands):

                                                                                      CARRYING VALUE
                                                                         COST
                                                                   ------------------------------------
     At December 31, 1999:
        TALIAC                                                       $      238,418   $      797,109
        Other                                                               206,041          187,291
                                                                   ------------------------------------
                                                                     $      444,459   $      984,400
                                                                   ====================================

     At December 31, 1998:
        TALIAC                                                       $      237,448   $      830,829
        Others                                                              179,891          134,656
                                                                   ------------------------------------
                                                                   $ 417,339        $ 965,485
                                                                   ====================================

The Company received a $50 million dividend in 1999 and 1998 from its wholly owned subsidiary, TALIAC.

The Company's investment in preferred stocks of subsidiaries is substantially all represented by an investment in Transamerica Life Insurance Company of Canada.

Certain financial information with respect to TALIAC, the Company's principal subsidiary, is as follows (in thousands):

                                                                             DECEMBER 31
                                                                       1999               1998
                                                                ---------------------------------------

     Cash and investments                                         $    14,046,255    $    13,582,175
     Other assets                                                       6,339,057          4,783,063
                                                                ---------------------------------------
     Total assets                                                      20,385,312         18,365,238

     Aggregate reserves                                                 9,221,606          8,084,356
     Other liabilities                                                 10,366,597          9,450,053
                                                                ---------------------------------------
     Total liabilities                                                 19,588,203         17,534,409
                                                                ---------------------------------------
     Total capital and surplus                                    $       797,109    $       830,829
                                                                =======================================

7. DEFERRED AND UNCOLLECTED PREMIUMS

Components of deferred and uncollected premiums are as follows:

                                                   GROSS           LOADING             NET
                                             ------------------------------------------------------

DECEMBER 31, 1999
Life and annuity:
   Ordinary first-year business               $        8,630   $            -    $        8,630
   Ordinary renewal business                         183,107           36,000           147,107
   Group life direct business                          2,095                -             2,095
                                             ------------------------------------------------------
                                                     193,832           36,000           157,832
Accident and health                                   69,890                -            69,890
                                             ------------------------------------------------------
                                              $      263,722   $       36,000    $      227,722
                                             ======================================================
DECEMBER 31, 1998
Life and annuity:
   Ordinary first-year business               $     (828,090)  $       14,537    $     (842,627)
   Ordinary renewal business                           9,900            8,929               971
   Group life direct business                          5,637                -             5,637
                                             ------------------------------------------------------
                                                    (812,553)          23,466          (836,019)
Accident and health                                   28,068                -            28,068
                                             ------------------------------------------------------
                                              $     (784,485)  $       23,466    $     (807,951)
                                             ======================================================

The gross deferred and uncollected premiums balance at December 31, 1999, of $263,722,000 is composed of $431,756,000 direct deferred and uncollected premiums less reinsurance premiums payable of $168,034,000.

The gross deferred and uncollected premiums balance at December 31, 1998, of $(784,485,000) is composed of $379,199,000 direct deferred and uncollected premiums less reinsurance premiums payable of $(1,163,684,000).

8. ANNUITY RESERVES AND DEPOSIT LIABILITIES

A portion of the Company's policy reserves and other policyholders' funds (including separate account liabilities) relates to liabilities established on a variety of the Company's products that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows (in thousands):

                                                                       DECEMBER 31
                                                          1999                            1998
                                             ----------------------------------------------------------------
                                                  AMOUNT         PERCENT         AMOUNT          PERCENT
                                             ----------------------------------------------------------------
Subject to discretionary withdrawal - with adjustment:
     With market value adjustment              $      9,134           -%      $   2,955,445        21%
     At book value less surrender charge            435,717          3              565,977         4
     At market value                              7,385,279         53            2,319,944        16
                                             ----------------------------------------------------------------
                                                  7,830,130         56            5,841,366        41
Subject to discretionary withdrawal -
   without adjustment                             1,748,102         13            1,839,270        13
Not subject to discretionary withdrawal
   provision                                      4,417,004         31            6,710,422        46
                                             -----------------              ------------------
                                                             ----------------                ----------------
Total annuity reserves and deposit               13,995,236        100%          14,391,058       100%
   liabilities
                                                             ================                ================
Less reinsurance                                 (5,820,180)                     (6,736,704)
                                             -----------------
                                                                            ------------------
Net annuity reserves and deposit liabilities   $  8,175,056*                  $   7,654,354*
                                             =================              ==================

* Includes $3,364 million and $2,622 million of annuity reserves and deposit liabilities reported in the separate account liability at December 31, 1999 and 1998, respectively. Funding agreement liabilities that are a part of the separate account liabilities are excluded from the above amounts.

Included in other liabilities is $2,228 million and $1,927 million at December 31, 1999 and 1998, respectively, held pursuant to funding agreements. Funding agreements are obligations that contain no mortality or morbidity risks.

9. CAPITAL AND SURPLUS

The Company is subject to the requirements of the NAIC approved Risk Based Capital (RBC) rules and at December 31, 1999 and 1998, the Company met the RBC requirement.

The amount of dividends which can be paid by the Company without prior approval of the California Department is subject to restrictions related to statutory surplus and gains from operations. The Company could pay $184 million in dividends in 2000 without prior approval.

10. PENSION PLAN AND OTHER POSTRETIREMENT BENEFITS

Substantially all employees are covered by noncontributory defined benefit plans sponsored by the Company and the Retirement Plan for Salaried Employees of Transamerica Corporation and Affiliates in which the Company also participates. Pension benefits are based on the employee's compensation during the highest paid 60 consecutive months during the 120 months before retirement. The general policy is to fund current service costs currently and prior service costs over periods ranging from 10 to 30 years. Assets of those plans are invested principally in publicly traded stocks and bonds.

The Company's total pension costs were $0.8 million, $0.6 million and $0 million for the years ended December 31, 1999, 1998 and 1997, respectively.

The Company also participates in various contributory defined benefit programs sponsored by Transamerica Corporation that provide medical and certain other benefits to eligible retirees. The Company accounts for the costs of such benefit programs under the accrual method and amortizes its transition obligation for retirees and fully eligible or vested employees over 20 years. Postretirement benefit costs charged to income was $3 million for each of the years ended December 31, 1999, 1998 and 1997.

11. ASSETS ON DEPOSIT

At December 31, 1999 and 1998, $4 million and $4 million of the Company's assets
were  on  deposit  with  public   officials  in   compliance   with   regulatory
requirements.

12. RELATED PARTY TRANSACTIONS

The Company has various transactions with Transamerica Corporation and its affiliated companies in the normal course of operations. These transactions include the assumption and cession of reinsurance and the performance of certain administrative and support services for affiliated companies. Such reimbursements are recorded as a reduction of operating expenses.

Transactions with Transamerica Corporation and its affiliates also include transactions related to pension plans, investments in a money market fund managed by an affiliated company, and rental of computer services. Pension funds administered by a subsidiary for affiliated companies amounted to $1.8 billion, $1.6 billion and $1.3 billion at December 31, 1999, 1998 and 1997, respectively. The investment in an affiliated money market fund was not material.

The Company had amounts due from affiliates of $41 million as of December 31, 1999, and $16 million as of December 31, 1998.

In March 1999, the Company entered into an equity collar (which expired December 17, 1999), with an unrelated party to hedge the price fluctuations of their unaffiliated equity securities portfolio. In addition, Transamerica Corporation agreed to protect the Company from any ineffectiveness in the hedge that would expose the Company to loss net of tax benefit. As a result of the ineffectiveness of the collar with the unrelated party and the payment that the Company was required to make upon settlement, Transamerica Corporation made a payment of $172 million to the Company in December 1999.

13. LEASES

Rental expense for equipment and properties occupied by the Company was $17 million in 1999, $14 million in 1998, and $19 million in 1997. The following is a schedule by years of future minimum rental payments required under operating leases that have initial or remaining noncancelable lease terms in excess of one year as of December 31, 1999 (in thousands):

Year ending December 31:
       2000                  $        12,203
       2001                            9,998
       2002                            7,745
       2003                            6,728
       2004                            6,624
       Later years                    41,701
                           ------------------
                             $        84,999
                           ==================

14. LITIGATION

The Company is a defendant in various legal actions arising from its operations. These include legal actions similar to those faced by many other major life insurers which allege damages related to sales practices for universal life policies sold between January 1981 and June 1996. In one such action, the Company and plaintiff's counsel entered into a settlement which was approved on June 26, 1997. The settlement required prompt notification to affected policyholders. Administrative and policy benefit costs associated with the settlement of $7 million, $8 million and $15 million after-tax have been incurred in 1999, 1998 and 1997, respectively, and reflected in these statements as prior period adjustments. Additional costs related to the settlement are not expected to be material and will be incurred over a period of years. In the opinion of the Company, any ultimate liability which might result from other litigation would not have a materially adverse effect on the combined financial position of the Company or the results of its operations.

15. SEPARATE ACCOUNTS

Separate accounts held by the Company represent primarily funds which are administered for pension plans. The assets consist primarily of fixed maturities and equity securities and are carried at estimated fair value. The Company provides a minimum guaranteed return to policyholders of certain separate accounts. Certain other separate accounts do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholder.

Information regarding the separate accounts of the Company as of and for the year ended December 31, 1999, is as follows (in thousands):

                        SEPARATE ACCOUNTS WITH GUARANTEES
                                 -------------------------------------------------
                                                   NONINDEXED       NONINDEXED
                                                    GUARANTEE        GUARANTEE      NONGUARANTEED
                                                  LESS THAN OR     GREATER THAN        SEPARATE
                                    INDEXED        EQUAL TO 4%          4%             ACCOUNTS            TOTAL
                                 --------------- ---------------- ---------------- ----------------- ------------------
Premiums, deposits and other
   considerations                  $         -     $          -     $          -     $     254,076     $     254,076
                                 =============== ================ ================ ================= ==================

Reserves for separate accounts with assets at:
     Fair value                    $         -     $          -     $          -     $   3,364,426     $   3,364,426
     Amortized cost                          -                -                -                 -                 -
Other                                        -                -                -           703,700           703,700
                                 --------------- ---------------- ---------------- ----------------- ------------------

Total                              $         -     $          -     $          -     $   4,068,126     $   4,068,126
                                 =============== ================ ================ ================= ==================
Reserves for separate accounts by withdrawal characteristics:
     Subject to discretionary withdrawal (with adjustment):
         With market value
            adjustment             $         -     $          -     $          -     $           -     $           -
         At book value less
            current surrender
            charge of 5% or more
                                             -                -                -                 -                 -
         At market value                                                                 3,364,426         3,364,426
         At book value without
            adjustment and with
            current surrender
            charges less than 5%             -                -                -                 -                 -
                                 --------------- ---------------- ---------------- ----------------- ------------------
Subtotal                                     -                -                -         3,364,426         3,364,426
     Not subject to
       discretionary withdrawal              -                -                -                 -                 -
     Other                                   -                -                -           703,700           703,700
                                 --------------- ---------------- ---------------- ----------------- ------------------
Total separate account             $         -     $          -     $          -     $   4,068,126     $   4,068,126
   liabilities
                                 =============== ================ ================ ================= ==================


A reconciliation of the amounts transferred to and from the separate accounts is presented below (in thousands):

                                                                    YEAR ENDED DECEMBER 31
                                                            1999             1998              1997
                                                     ------------------------------------------------------

Transfer as reported  in the  summary of  operations  of the  separate  accounts statement:
     Transfers to separate accounts                    $      255,210    $      352,298   $      454,749
     Transfers from separate accounts                         217,729           173,152          240,381
                                                     ------------------------------------------------------
Net transfers to separate accounts                             37,481           179,146          214,368
Reconciling adjustments:
Deposits (withdrawals) from separate
   accounts                                                    13,091            21,097          (61,370)
                                                     ------------------------------------------------------

Transfers as reported in the statements of income
                                                       $       50,572    $      200,243   $      152,998
                                                     ======================================================

16.  DIRECT PREMIUM WRITTEN BY MANAGING GENERAL AGENTS/THIRD-PARTY ADMINISTRATORS

The Company has the following direct premiums written through managing general agents (in thousands):

                                                                TYPES OF                         DIRECT
                                                EXCLUSIVE       BUSINESS        AUTHORITY        WRITTEN
                                                 CONTRACT        WRITTEN         GRANTED        PREMIUMS
                                             ----------------------------------------------------------------

National Benefit Resources                          No        Specific and          *          $         38
                                                                Aggregate
                                                             Excess of Loss
                                                                Insurance

R. E. Moulton Insurance Agency, Inc.                No        Specific and          *                 6,698
                                                                Aggregate
                                                             Excess of Loss
                                                                Insurance





16.  DIRECT PREMIUM WRITTEN BY MANAGING GENERAL AGENTS/THIRD-PARTY ADMINISTRATORS (CONTINUED)

                                                                TYPES OF                         DIRECT
                                                EXCLUSIVE       BUSINESS        AUTHORITY        WRITTEN
                                                 CONTRACT        WRITTEN         GRANTED        PREMIUMS
                                             ----------------------------------------------------------------

Intermediary Insurance Services, Inc.               No        Specific and          *                 2,969
                                                                Aggregate
                                                             Excess of Loss
                                                                Insurance

Excess Reinsurance Underwriters                     No        Specific and          *                12,536
   Agency, Inc.                                                 Aggregate
                                                             Excess of Loss
                                                                Insurance

Risk Assessment Strategies                          No        Specific and          *                   576
                                                                Aggregate
                                                             Excess of Loss
                                                                Insurance

North American Insurance Management                Yes        Occupational          *                 1,453
                                                               Accident -
                                                             Excess of Loss
                                                                Insurance

Health Reinsurance Management Partnership           No       Provider Excess        *                25,173

Self Funding Systems                                No        Specific and          *                   119
                                                                Aggregate
                                                             Excess of Loss
                                                                Insurance

*Premium  collection,   underwriting  and  commission/claim  payments  authority
granted.


17. NAIC CODIFICATION

In 1998, the NAIC adopted codified statutory accounting principles (Codification) effective January 1, 2001. Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the state of California must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Insurance Department. The state of California has stated affirmatively that it will adopt Codification effective January 1, 2001. Management believes that the impact of Codification will not be material to the Company's statutory-basis financial statements

18. YEAR 2000 (UNAUDITED)

In prior years, the Company discussed the nature and progress of its plans to become Year 2000 ready. In 1999, the Company completed its remediation and testing of systems. As a result of those planning and implementation efforts, the Company experienced no significant disruptions in mission critical information technology and non-information technology systems and believes those systems successfully responded to the Year 2000 date change. The Company is not aware of any material problems resulting from Year 2000 issues, either with its products, its internal systems, or the products and services of third parties. The Company will continue to monitor its mission critical computer applications and those of its suppliers and vendors throughout the year 2000 to ensure that any latent Year 2000 matters that may arise are addressed promptly.

                                 Statutory Basis
                          Financial Statement Schedules

39

                 Transamerica Occidental Life Insurance Company

 Summary of Investments - Other Than Investments in Related Parties - Statutory Basis

                             (Dollars in thousands)

                                December 31, 1999


SCHEDULE I

                                                                                           AMOUNT AT
                                                                                          WHICH SHOWN
                                                                         MARKET              IN THE
TYPE OF INVESTMENT                                   COST (1)             VALUE          BALANCE SHEET
-----------------------------------------------------------------------------------------------------------

FIXED MATURITIES
Bonds:
   United States government and government
     agencies and authorities                     $       189,325    $       198,753   $        189,325
   States, municipalities and political
     subdivisions                                         106,484            108,675            106,484
   Foreign governments                                     50,820             47,845             50,820
   Public utilities                                     1,718,582          1,699,760          1,718,582
   All other corporate bonds                            9,345,228          9,218,159          9,345,228
   Mortgage and other asset-backed securities
                                                        1,410,365          1,408,266          1,410,365
Redeemable preferred stock                                 66,841             30,448             66,371
                                                -----------------------------------------------------------
Total fixed maturities                                 12,887,645         12,711,906         12,887,175

EQUITY SECURITIES
Common stocks:
   Affiliated entities                                    444,459            984,400            984,400
   Banks, trust and insurance                              36,481             38,892             38,892
   Industrial, miscellaneous and all other                625,734          1,231,147          1,231,147
   Nonredeemable preferred stock                           69,079             62,623             69,079
                                                -----------------------------------------------------------
Total equity securities                                 1,175,753          2,317,062          2,323,518

Mortgage loans on real estate                             385,590            363,650            385,590
Real estate                                               101,195             50,000            101,195
Policy loans                                              409,534            396,956            409,534
Other long-term investments                               218,997            155,562            218,997
Cash and short-term investments                           132,454            132,454            132,454
                                                -----------------------------------------------------------
Total investments                                 $    15,311,168    $    16,127,590    $    16,458,463
                                                ===========================================================

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.




40

                 Transamerica Occidental Life Insurance Company

              Supplementary Insurance Information - Statutory Basis

                             (Dollars in thousands)

                                December 31, 1999


SCHEDULE III

                                                   FUTURE POLICY                           POLICY AND
                                                   BENEFITS AND         UNEARNED            CONTRACT
                                                     EXPENSES           PREMIUMS          LIABILITIES
-----------------------------------------------------------------------------------------------------------

Year ended December 31, 1999
Individual life                                   $     4,988,602    $             -    $       240,452
Individual health                                          42,065             28,046             33,481
Group life and health                                      31,586              2,616             32,963
Annuity                                                 4,602,281                  -            (10,107)
                                                -----------------------------------------------------------
                                                        9,664,534             30,662            296,789

Year ended December 31, 1998
Individual life                                         4,595,349                  -            121,089
Individual health                                          26,439             41,669             (9,445)
Group life and health                                      12,953              3,675             47,840
Annuity                                                 4,748,197                  -             (3,337)
                                                -----------------------------------------------------------
                                                        9,382,938             45,344            156,147

Year ended December 31, 1997
Individual life                                         4,207,937                  -            155,424
Individual health                                          27,254             31,297              2,606
Group life and health                                      16,964              2,124             51,052
Annuity                                                 5,580,062                  -             22,781
                                                -----------------------------------------------------------
                                                  $     9,832,217    $        33,421    $       231,863
                                                ===========================================================


41










                                        BENEFITS, CLAIMS
                                           LOSSES AND
                            NET        SETTLEMENT EXPENSES       OTHER
      PREMIUM           INVESTMENT                             OPERATING           PREMIUMS
      REVENUE             INCOME*                              EXPENSES*            WRITTEN
--------------------------------------------------------------------------------------------------


  $       891,749     $       405,705    $       909,143    $       703,605     $     1,178,607
          (10,184)              2,770            (33,811)            35,665              80,328
          158,775              10,967            134,414            124,689              65,217
          327,676             705,600          1,283,024            736,327              85,267
--------------------------------------------------------------------------------------------------
        1,368,016           1,125,042          2,292,770          1,600,286           1,409,419


          905,725             400,313          1,242,592            492,976           1,087,850
           51,827               4,483              3,265            100,839              63,828
          195,431               4,003            160,581             89,231              50,433
          455,542             669,744            312,946          2,218,202             199,622
--------------------------------------------------------------------------------------------------
        1,608,525           1,078,543          1,719,384          2,901,248           1,401,733


          761,853             370,027            933,474            383,255           1,042,734
           23,988               6,216             19,252             49,460              56,861
          236,688               5,074            200,224            123,772             111,314
          693,216             646,737            305,491          1,702,770             223,602
--------------------------------------------------------------------------------------------------
  $     1,715,745     $     1,028,054    $     1,458,441    $     2,259,257     $     1,434,511
==================================================================================================


*Allocations of net investment income and other operating expenses are based on a number of assumptions of estimates, and the results would change if different methods were applied.

42

                 Transamerica Occidental Life Insurance Company

                          Reinsurance - Statutory Basis

                             (Dollars in thousands)

                                December 31, 1999

SCHEDULE IV

                                                                        ASSUMED                           PERCENTAGE
                                                      CEDED TO            FROM                             OF AMOUNT
                                      GROSS             OTHER            OTHER              NET             ASSUMED
                                      AMOUNT          COMPANIES        COMPANIES           AMOUNT           TO NET
-------------------------------------------------------------------------------------------------------------------------

Year ended December 31,
   1999
Life insurance in force           $  547,304,907    $  370,217,933   $   17,677,754    $  194,764,728           9%

Premiums:
   Individual life                $    1,178,607    $    1,220,329   $      933,471    $      891,749         105%
   Individual health                      80,328            97,296            6,784           (10,184)            -%
   Group life and health                  65,217           247,870          341,428           158,775         215%
   Annuity                                85,267           513,149          755,558           327,676         231%
                                -----------------------------------------------------------------------------------------
                                  $    1,409,419    $    2,078,644   $    2,037,241    $    1,368,016         149%
                                =========================================================================================

Year ended December 31,
   1998
Life insurance in force           $  190,331,317    $  308,297,855   $  307,915,635    $  189,922,097         162%

Premiums:
   Individual life                $    1,087,850    $      958,929   $      776,803    $      905,725          86%
   Individual health                      63,828           134,991          122,991            51,827         237%
   Group life and health                  50,433           268,973          413,971           195,431         212%
   Annuity                               199,622         1,128,452        1,384,372           455,542         304%
                                -----------------------------------------------------------------------------------------
                                  $    1,401,733    $    2,491,345   $    2,698,137    $    1,608,525         168%
                                =========================================================================================

Year ended December 31,
   1997
Life insurance in force           $  175,258,666    $  272,918,826   $  249,888,166    $  152,228,006         164%

Premiums:
   Individual life                $    1,042,734    $      967,543   $      686,662    $      761,853          90%
   Individual health                      56,861            47,651           14,778            23,988          61%
   Group life and health                 111,314           274,270          399,644           236,688         169%
   Annuity                               223,602           252,671          722,285           693,216         104%
                                -----------------------------------------------------------------------------------------
                                  $    1,434,511    $    1,542,135   $    1,823,369    $    1,715,745         106%
                                =========================================================================================



APPENDIX A

GUIDELINE MINIMUM SUM INSURED TABLE

The guideline minimum sum insured is a percentage of the contract value as set forth below. The percentages in the table are at least equal to the minimum percentages required by federal income tax regulations.


                                           GUIDELINE MINIMUM SUM INSURED TABLE

                     Attained Age            Percentage            Attained Age           Percentage
                     ------------            ----------            ------------           ----------
                      40 or less                265%                    64                   137%
                          41                    258%                    65                   135%
                          42                    251%                    66                   134%
                          43                    244%                    67                   133%
                          44                    237%                    68                   132%
                          45                    230%                    69                   131%
                          46                    224%                    70                   130%
                          47                    218%                    71                   128%
                          48                    212%                    72                   126%
                          49                    206%                    73                   124%
                          50                    200%                    74                   122%
                          51                    193%                   75-85                 120%
                          52                    186%                    86                   118%
                          53                    179%                    87                   116%
                          54                    172%                    88                   114%
                          55                    165%                    89                   112%
                          56                    161%                    90                   110%
                          57                    157%                    91                   108%
                          58                    153%                    92                   106%
                          59                    149%                   93-95                 105%
                          60                    145%                    96                   104%
                          61                    143%                    97                   103%
                          62                    141%                    98                   102%
                          63                    139%                  99-115                 101%






The guideline minimum sum insured percentage for contracts issued subject to the jurisdiction of Florida is 100% (rather than 101%) for attained ages 100-115.












                                       A-1
APPENDIX B

OPTIONAL INSURANCE BENEFITS

This Appendix provides only a summary of other insurance benefits available by rider. For more information, contact your representative. Certain riders may not be available in all states. The names of the available riders may vary by jurisdiction.

OPTION TO ACCELERATE DEATH BENEFITS (LIVING BENEFITS RIDER - SPVUL)

This rider allows the contract owner to elect to receive part of the net death benefit under the contract before the insured's death if the insured becomes terminally ill, as defined in the rider. This rider is not available on Second-to-Die Contracts.

SECTION 1035 RIDER

This rider provides preferred loan rates to: (a) any outstanding loan carried over from an exchanged contract, the proceeds of which are applied to purchase the contract; and (b) a percentage of the gain under the exchanged contract, less the outstanding contract loans carried over to the contract, as of the date of exchange.


The Section 1035 Rider is not available on contracts issued subject to the jurisdiction of Connecticut.


GUARANTEED DEATH BENEFIT RIDER (SPVUL)

If the contract owner pays 100% of the guideline single premium for the contract, this rider will be added to the contract without additional charge. If the rider is in effect, the contract will not lapse through the final payment date. After the final payment date, if the rider is in effect and is not subsequently terminated, the rider provides that the death benefit after the final payment date is the GREATER of:

(a) the face amount as of the final payment date or

(b) the guideline minimum sum insured as of the date due proof of death is received by us.

The net death benefit under the rider after the final payment date is the death benefit REDUCED by the outstanding loan, if any, through the contract month in which the insured dies.

The rider may terminate under certain circumstances and, once terminated, may not be reinstated.


                                        3
The Guaranteed Death Benefit Rider is not available in Massachusetts.

                                       B-1
APPENDIX A

APPENDIX C

BENEFIT PAYMENT OPTIONS

The following definitions apply to this description of benefit payment options:

DESIGNATED INDIVIDUAL: a person specified by the payee upon whose life expectancy a benefit payment option amount is based and upon whose life continued payments depend. If the payee is the contract owner, the designated individual may be the insured, or if applicable, another living individual. If the payee is the beneficiary, the designated individual may be the beneficiary or another living individual.

PAYEE: the person with the right to elect an available benefit payment option and to receive the payments under a benefit payment option. The contract owner is the payee under the benefit payment option if the option is elected as a method of receiving surrender or maturity proceeds. The beneficiary is the payee under a benefit payment option elected as a method of receiving net death benefits.

    BENEFIT PAYMENT OPTIONS

When the insured dies, we will pay the net death benefit in a lump sum unless you or the beneficiary choose a benefit payment option. You may choose a benefit payment option while the insured is living. The beneficiary may choose a benefit option after the insured has died. The beneficiary's right to choose will be subject to any benefit payment option restrictions in effect at the insured's death. You may also choose one of these options as a method of receiving the surrender or maturity proceeds, if any are available under the contract. When we receive a satisfactory written request, we will pay the benefit according to one of these options.

The amounts payable under a benefit payment option are paid from the fixed account. These amounts are not based on the investment experience of the separate account.

OPTION A: INSTALLMENT FOR A GUARANTEED PERIOD. We will pay equal installments for a guaranteed period of from one to thirty years. Each installment will consist of part benefit and part interest. We will pay the installments monthly, quarterly, semi-annually or annually, as requested.


OPTION B: INSTALLMENTS FOR LIFE WITH A GUARANTEED PERIOD. We will pay equal monthly installments as long as the designated individual is living, but we will not make payments for less than the guaranteed period the payee chooses. The guaranteed period may be either 10 years or 20 years. We will pay the installments monthly.

OPTION C: BENEFIT DEPOSITED WITH INTEREST. We will hold the benefit on deposit. It will earn interest at the annual interest rate we are paying as of the date of death, surrender or maturity. We will not pay less than 2 1/2% annual interest. We will pay the earned interest monthly, quarterly, semi-annually or annually, as requested. The payee may withdraw part or all of the benefit and earned interest at any time.

OPTION D: INSTALLMENTS OF A SELECTED AMOUNT. We will pay installments of a selected amount until we have paid the entire benefit and accumulated interest.

OPTION E: ANNUITY. We will use the benefit as a single payment to buy an annuity. The annuity may be payable based on the life of one or two designated individuals. It may be payable for life with or without a guaranteed period, as requested. The annuity payment will not be less than what our current annuity contracts are then paying.

GENERAL

The payee may arrange any other method of benefit as long as we agree to it. There must be at least $10,000 available for any option and the amount of each installment must be at least $100. If the benefit amount is not enough to meet these requirements, we will pay the benefit in a lump sum.

Installments which vary by age of the designated individual will be determined based on the age nearest birthday of the designated individual on the date of death, maturity, or surrender. If the net death benefit is payable, the benefit payment option starting date is the date of death of the insured. For purposes of contract maturity or surrender, the date the written request is received in our Variable Life Service Center is the benefit payment option starting date.

The first installment due under any option will be for the period beginning as of the date of death, maturity or surrender. Any unpaid balance we hold under Options A, B or D will earn interest at the rate we are paying at the time of settlement. We will not pay less than 3% annual interest. Any benefit we hold will be combined with our general assets.

If the payee does not live to receive all guaranteed payments under Options A, B, D or E or any amount deposited under Option C, plus any accumulated interest, we will pay the remaining benefit as scheduled to the payee's estate. The payee may name and change a successor payee for any amount we would otherwise pay the payee's estate.

APPENDIX D

ILLUSTRATIONS OF
DEATH BENEFIT, CONTRACT VALUES
AND ACCUMULATED PAYMENTS

The following tables illustrate the way in which a contract's death benefit and contract value could vary over an extended period.

ASSUMPTIONS

The tables illustrate the following contracts:

1.   A contract  issued to a male, age 55, under a standard  underwriting  class
     and  qualifying  for  the  non-tobacco  user  discount,   issued  based  on
     simplified underwriting criteria;

2. A contract issued to a male, age 55, under a standard underwriting class and qualifying for the non-tobacco user discount, issued on a fully underwritten basis;

3. A Second-to Die contract issued to a male, age 55, and to a female, age 55, each insured qualifying for a standard underwriting class and the non-tobacco user discount, issued based on simplified underwriting criteria;

4.   A Second-to-Die contract issued to a male, age 55, and to a female, age 55,
     each  insured  qualifying  for  a  standard   underwriting  class  and  the
     non-tobacco user discount, issued based on a fully underwritten basis;

5.   A contract  issued to a male, age 65, under a standard  underwriting  class
     and  qualifying  for  the  non-tobacco  user  discount,   issued  based  on
     simplified underwriting criteria;

6. A contract issued to a male, age 65, under a standard underwriting class and qualifying for the non-tobacco user discount, issued on a fully underwritten basis;

7. A Second-to-Die contract issued to a male, age 65, and to a female, age 65, each insured qualifying for a standard underwriting class and the non-tobacco user discount, issued based on simplified underwriting criteria; and


8.   A Second-to-Die contract issued to a male, age 65, and to a female, age 65,
     each  insured  qualifying  for  a  standard   underwriting  class  and  the
     non-tobacco user discount, issued based on a fully underwritten basis.

The tables illustrate contract values based on the assumptions that no contract loans have been made, that no partial withdrawals have been made, and that no more than 18 transfers have been made in any contract year (so that no transaction fee or transfer charges have been incurred). On request, we will provide a comparable illustration based on the proposed insured's age, sex, and underwriting class, and a specified payment.

The tables assume that the single payment is allocated to and remains in the separate account for the entire period shown. The tables are based on hypothetical gross investment rates of return for the portfolios (i.e., investment income and capital gains and losses, realized or unrealized) equal to constant gross annual rates of 0%, 6%, and 12%. The second column of the tables shows the amount that would accumulate if the single payment was invested to earn interest (after taxes) at 5% compounded annually.

The contract values and death benefit would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below the averages for individual contract years. The values would also be different depending on the allocation of the contract's total contract value among the sub-accounts, if the rates of return averaged 0%, 6% or 12%, but the rates of each portfolio varied above and below the averages.

The hypothetical returns shown in the table do not reflect any charges for income taxes against the separate account since no charges are currently made. However, if in the future the charges are made, to produce illustrated death benefits and contract value, the gross annual investment rate of return would have to exceed 0%, 6% or 12% by a sufficient amount to cover the tax charges.

DEDUCTIONS FOR CHARGES

The amounts shown for the death proceeds and contract values take into account the monthly deductions from contract value:

1.  the insurance protection charge;

2.  the administration charge equivalent to 0.30% on an annual basis;

3. the tax charge equivalent to 0.20% on an annual basis, deducted during the first ten contract years; and

4. the distribution fee equivalent to 0.40% on an annual basis, deducted during the first ten contract years.

The amounts shown for the death proceeds and the contract values also take into account the daily charge against the sub-accounts for mortality and expense risks equivalent to 0.80% on an annual basis.

EXPENSES OF THE PORTFOLIOS


The amounts shown in the tables also take into account the portfolio management fees and operating expenses, which are assumed to be at an annual rate of 0.86% of the average daily net assets of the portfolios. The rate of 0.86% is the simple average of the total portfolio annual expenses for all of the portfolios as shown in the Portfolio Expenses table in the prospectus and takes into account expense reimbursement arrangements. The fees and expenses of each portfolio vary, and, in 1999 ranged from an annual rate of 0.60% to an annual rate of 1.79% of average daily net assets. Some of these expenses reflect expense waivers or reimbursements by the portfolios' advisers as discussed in Note (1) to the Portfolio Expenses table. Without these expense waivers or reimbursements, if applicable, the expenses for those portfolios would be higher and the simple average would have been at the annual rate of 1.00% of average daily net assets. As discussed in Note (1) to the Portfolio Expenses Table, such waivers or reimbursements are expected to continue for 2000. The fees and expenses associated with the contract may be more or less than 0.86% in the aggregate, depending upon how you make allocations of the contract value among the sub-accounts. For more information on portfolio expenses, see the Portfolio Expenses Table in this prospectus and the prospectuses for the portfolios.


NET ANNUAL RATES OF INVESTMENT


Taking into account the separate account mortality and expense risk charge of 0.80%, and the assumed 0.86% charge for portfolio management fees and operating expenses, the gross annual rates of investment return of 0%, 6% and 12% correspond to net annual rates of -1.66%, 4.34% and 10.34%, respectively.


Upon request, we will provide a comparable illustration based upon the proposed insured's age and underwriting classification, the single payment amount and the allowable requested face amount.



                                       D-2
                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                             VARIABLE LIFE CONTRACT
                                                                                             Male, Non-Tobacco User, Age 55
                                                                                                Standard Underwriting Class
                                                                                           Simplified Underwriting Criteria
                                                                                                      Face Amount: $220,019

                              BASED ON CURRENT MONTHLY INSURANCE PROTECTION CHARGES,
                   MONTHLY DEDUCTIONS, AND PORTFOLIO EXPENSES

------------------------------------------------------------------------------------------------------------------------------------
              Payments             Hypothetical 0%                    Hypothetical 6%                    Hypothetical 12%
              Made Plus        Gross Investment Return            Gross Investment Return             Gross Investment Return
              Interest
 Contract     At 5% Per    Surrender  Contract     Death      Surrender   Contract     Death     Surrender   Contract      Death
   Year         Year         Value      Value     Benefit       Value      Value      Benefit      Value       Value      Benefit
   ----         ----         -----      -----     -------       -----      -----      -------      -----       -----      -------


     1         $78,750      $65,907    $72,657    $220,019     $70,340    $77,090    $220,019     $74,773     $81,523    $220,019
     2         $82,688      $64,386    $70,386    $220,019     $73,237    $79,237    $220,019     $82,612     $88,612    $220,019
     3         $86,822      $62,937    $68,187    $220,019     $76,195    $81,445    $220,019     $91,069     $96,319    $220,019
     4         $91,163      $61,557    $66,057    $220,019     $79,214    $83,714    $220,019    $100,195    $104,695    $220,019
     5         $95,721      $60,243    $63,993    $220,019     $82,296    $86,046    $220,019    $110,050    $113,800    $220,019

     6        $100,507      $58,993    $61,993    $220,019     $85,444    $88,444    $220,019    $120,697    $123,697    $220,019
     7        $105,533      $57,806    $60,056    $220,019     $88,658    $90,908    $220,019    $132,205    $134,455    $220,019
     8        $110,809      $56,680    $58,180    $220,019     $91,941    $93,441    $220,019    $144,648    $146,148    $220,019
     9        $116,350      $55,612    $56,362    $220,019     $95,294    $96,044    $220,019    $158,108    $158,858    $220,813
    10        $122,167      $54,601    $54,601    $220,019     $98,720    $98,720    $220,019    $172,674    $172,674    $236,563

    11        $128,275      $53,320    $53,320    $220,019    $102,286    $102,286   $220,019    $189,199    $189,199    $255,418
    12        $134,689      $52,069    $52,069    $220,019    $105,980    $105,980   $220,019    $207,305    $207,305    $277,789
    13        $141,424      $50,847    $50,847    $220,019    $109,808    $109,808   $220,019    $227,145    $227,145    $302,103
    14        $148,495      $49,654    $49,654    $220,019    $113,775    $113,775   $220,019    $248,883    $248,883    $328,526
    15        $155,920      $48,489    $48,489    $220,019    $117,884    $117,884   $220,019    $272,702    $272,702    $357,239

    16        $163,716      $47,352    $47,352    $220,019    $122,142    $122,142   $220,019    $298,800    $298,800    $388,440
    17        $171,901      $46,241    $46,241    $220,019    $126,554    $126,554   $220,019    $327,396    $327,396    $419,066
    18        $180,496      $45,156    $45,156    $220,019    $131,125    $131,125   $220,019    $358,728    $358,728    $451,997
    19        $189,521      $44,097    $44,097    $220,019    $135,862    $135,862   $220,019    $393,059    $393,059    $487,393
    20        $198,997      $43,062    $43,062    $220,019    $140,769    $140,769   $220,019    $430,676    $430,676    $525,424

  Age 60       $95,721      $60,243    $63,993    $220,019     $82,296    $86,046    $220,019    $110,050    $113,800    $220,019
  Age 65      $122,167      $54,601    $54,601    $220,019     $98,720    $98,720    $220,019    $172,674    $172,674    $236,563
  Age 70      $155,920      $48,489    $48,489    $220,019    $117,884    $117,884   $220,019    $272,702    $272,702    $357,239
  Age 75      $198,997      $43,062    $43,062    $220,019    $140,769    $140,769   $220,019    $430,676    $430,676    $525,424

------------------------------------------------------------------------------------------------------------------------------------

(1) Assumes a single payment of $75,000 is made at the beginning of the first contract year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no contract loan has been made. Excessive loans or withdrawals may cause this contract to lapse because of insufficient contract value.

The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates or return for the funds. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period.




                                       D-3




                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                             VARIABLE LIFE CONTRACT
                                                                                            Male, Non-Tobacco User, Age 55
                                                                                               Standard Underwriting Class
                                                                                          Simplified Underwriting Criteria
                                                                                                    Face Amount = $220,019

                             BASED ON GUARANTEED MONTHLY INSURANCE PROTECTION CHARGES,
                    MONTHLY DEDUCTIONS AND PORTFOLIO EXPENSES

------------------------------------------------------------------------------------------------------------------------------------
              Payments             Hypothetical 0%                    Hypothetical 6%                    Hypothetical 12%
              Made Plus        Gross Investment Return            Gross Investment Return             Gross Investment Return
              Interest
 Contract     At 5% Per    Surrender  Contract     Death      Surrender   Contract     Death     Surrender   Contract      Death
   Year         Year         Value      Value     Benefit       Value      Value      Benefit      Value       Value      Benefit
   ----         ----         -----      -----     -------       -----      -----      -------      -----       -----      -------


     1         $78,750      $65,164    $71,914    $220,019     $69,602    $76,352    $220,019     $74,041     $80,791    $220,019
     2         $82,688      $62,758    $68,758    $220,019     $71,639    $77,639    $220,019     $81,055     $87,055    $220,019
     3         $86,822      $60,258    $65,508    $220,019     $73,592    $78,842    $220,019     $88,585     $93,835    $220,019
     4         $91,163      $57,661    $62,161    $220,019     $75,460    $79,960    $220,019     $96,698    $101,198    $220,019
     5         $95,721      $54,923    $58,673    $220,019     $77,208    $80,958    $220,019    $105,442    $109,192    $220,019

     6        $100,507      $52,038    $55,038    $220,019     $78,831    $81,831    $220,019    $114,904    $117,904    $220,019
     7        $105,533      $48,960    $51,210    $220,019     $80,293    $82,543    $220,019    $125,160    $127,410    $220,019
     8        $110,809      $45,659    $47,159    $220,019     $81,569    $83,069    $220,019    $136,313    $137,813    $220,019
     9        $116,350      $42,083    $42,833    $220,019     $82,620    $83,370    $220,019    $148,479    $149,229    $220,019
    10        $122,167      $38,154    $38,154    $220,019     $83,383    $83,383    $220,019    $161,790    $161,790    $221,653

    11        $128,275      $33,320    $33,320    $220,019     $83,610    $83,610    $220,019    $176,588    $176,588    $238,394
    12        $134,689      $28,019    $28,019    $220,019     $83,513    $83,513    $220,019    $192,629    $192,629    $258,124
    13        $141,424      $22,177    $22,177    $220,019     $83,036    $83,036    $220,019    $209,997    $209,997    $279,296
    14        $148,495      $15,710    $15,710    $220,019     $82,117    $82,117    $220,019    $228,782    $228,782    $301,992
    15        $155,920      $8,524     $8,524     $220,019     $80,683    $80,683    $220,019    $249,082    $249,082    $326,297

    16        $163,716       $461       $461      $220,019     $78,617    $78,617    $220,019    $270,981    $270,981    $352,275
    17        $171,901        $0         $0         $0*        $75,763    $75,763    $220,019    $294,677    $294,677    $377,187
    18        $180,496        $0         $0         $0*        $71,958    $71,958    $220,019    $320,320    $320,320    $403,604
    19        $189,521        $0         $0         $0*        $66,948    $66,948    $220,019    $348,053    $348,053    $431,586
    20        $198,997        $0         $0         $0*        $60,482    $60,482    $220,019    $378,078    $378,078    $461,255

  Age 60       $95,721      $54,923    $58,673    $220,019     $77,208    $80,958    $220,019    $105,442    $109,192    $220,019
  Age 65      $122,167      $38,154    $38,154    $220,019     $83,383    $83,383    $220,019    $161,790    $161,790    $221,653
  Age 70      $155,920      $8,524     $8,524     $220,019     $80,683    $80,683    $220,019    $249,082    $249,082    $326,297
  Age 75      $198,997        $0         $0         $0*        $60,482    $60,482    $220,019    $378,078    $378,078    $461,255

------------------------------------------------------------------------------------------------------------------------------------

(1) Assumes a $75,000 payment is made at the beginning of the first contract year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no contract loan has been made. Excessive loans or withdrawals may cause this contract to lapse because of insufficient contract value.

*If the Guaranteed Death Benefit Rider is in effect on the contract, the death benefit will be $220,019 based on the assumptions for this illustration.

The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates or return for the funds. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period.


                                       D-4



                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                             VARIABLE LIFE CONTRACT
                                                                                               Male, Non-Tobacco User, Age 55
                                                                                                  Standard Underwriting Class
                                                                                                   Full Underwriting Criteria
                                                                                                        Face Amount: $586,715

                              BASED ON CURRENT MONTHLY INSURANCE PROTECTION CHARGES,
                   MONTHLY DEDUCTIONS, AND PORTFOLIO EXPENSES

-----------------------------------------------------------------------------------------------------------------------------------
              Payments              Hypothetical 0%                    Hypothetical 6%                    Hypothetical 12%
              Made Plus         Gross Investment Return            Gross Investment Return             Gross Investment Return
              Interest
 Contract     At 5% Per    Surrender   Contract     Death      Surrender   Contract     Death     Surrender   Contract      Death
   Year         Year         Value      Value      Benefit       Value      Value      Benefit      Value       Value      Benefit
   ----         ----         -----      -----      -------       -----      -----      -------      -----       -----      -------


     1        $210,000     $175,945    $193,945    $586,715    $187,778    $205,778   $586,715    $199,611    $217,611    $586,715
     2        $220,500     $172,073    $188,073    $586,715    $195,723    $211,723   $586,715    $220,773    $236,773    $586,715
     3        $231,525     $168,379    $182,379    $586,715    $203,839    $217,839   $586,715    $243,622    $257,622    $586,715
     4        $243,101     $164,857    $176,857    $586,715    $212,133    $224,133   $586,715    $268,307    $280,307    $586,715
     5        $255,256     $161,503    $171,503    $586,715    $220,608    $230,608   $586,715    $294,989    $304,989    $586,715

     6        $268,019     $158,310    $166,310    $586,715    $229,270    $237,270   $586,715    $323,845    $331,845    $586,715
     7        $281,420     $155,275    $161,275    $586,715    $238,125    $244,125   $586,715    $355,066    $361,066    $586,715
     8        $295,491     $152,392    $156,392    $586,715    $247,177    $251,177   $586,715    $388,860    $392,860    $586,715
     9        $310,266     $149,657    $151,657    $586,715    $256,434    $258,434   $586,715    $425,453    $427,453    $594,160
    10        $325,779     $147,066    $147,066    $586,715    $265,900    $265,900   $586,715    $465,093    $465,093    $637,177

    11        $342,068     $143,759    $143,759    $586,715    $275,780    $275,780   $586,715    $510,113    $510,113    $688,652
    12        $359,171     $140,527    $140,527    $586,715    $286,027    $286,027   $586,715    $559,491    $559,491    $749,718
    13        $377,130     $137,367    $137,367    $586,715    $296,655    $296,655   $586,715    $613,649    $613,649    $816,153
    14        $395,986     $134,279    $134,279    $586,715    $307,678    $307,678   $586,715    $673,049    $673,049    $888,425
    15        $415,786     $131,260    $131,260    $586,715    $319,111    $319,111   $586,715    $738,200    $738,200    $967,041

    16        $436,575     $128,309    $128,309    $586,715    $330,968    $330,968   $586,715    $809,656    $809,656   $1,052,553
    17        $458,404     $125,424    $125,424    $586,715    $343,266    $343,266   $586,715    $888,030    $888,030   $1,136,678
    18        $481,324     $122,604    $122,604    $586,715    $356,021    $356,021   $586,715    $973,990    $973,990   $1,227,227
    19        $505,390     $119,847    $119,847    $586,715    $369,250    $369,250   $586,715   $1,068,271  $1,068,271  $1,324,656
    20        $530,660     $117,153    $117,153    $586,715    $382,970    $382,970   $586,715   $1,171,678  $1,171,678  $1,429,447

  Age 60      $255,256     $161,503    $171,503    $586,715    $220,608    $230,608   $586,715    $294,989    $304,989    $586,715
  Age 65      $325,779     $147,066    $147,066    $586,715    $265,900    $265,900   $586,715    $465,093    $465,093    $637,177
  Age 70      $415,786     $131,260    $131,260    $586,715    $319,111    $319,111   $586,715    $738,200    $738,200    $967,041
  Age 75      $530,660     $117,153    $117,153    $586,715    $382,970    $382,970   $586,715   $1,171,678  $1,171,678  $1,429,447

-----------------------------------------------------------------------------------------------------------------------------------

(1) Assumes a $200,000 payment is made at the beginning of the first contract year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no contract loan has been made. Excessive loans or withdrawals may cause this contract to lapse because of insufficient contract value.

The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates or return for the funds. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period.


                                       D-5



                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                             VARIABLE LIFE CONTRACT
                                                                                               Male, Non-Tobacco User, Age 55
                                                                                                  Standard Underwriting Class
                                                                                                   Full Underwriting Criteria
                                                                                                        Face Amount: $586,715

                             BASED ON GUARANTEED MONTHLY INSURANCE PROTECTION CHARGES,
                   MONTHLY DEDUCTIONS, AND PORTFOLIO EXPENSES

-----------------------------------------------------------------------------------------------------------------------------------
              Payments              Hypothetical 0%                    Hypothetical 6%                    Hypothetical 12%
              Made Plus         Gross Investment Return            Gross Investment Return             Gross Investment Return
              Interest
 Contract     At 5% Per    Surrender   Contract     Death      Surrender   Contract     Death     Surrender   Contract      Death
   Year         Year         Value      Value      Benefit       Value      Value      Benefit      Value       Value      Benefit
   ----         ----         -----      -----      -------       -----      -----      -------      -----       -----      -------


     1        $210,000     $173,771    $191,771    $586,715    $185,606    $203,606   $586,715    $197,444    $215,444    $586,715
     2        $220,500     $167,354    $183,354    $586,715    $191,037    $207,037   $586,715    $216,147    $232,147    $586,715
     3        $231,525     $160,688    $174,688    $586,715    $196,246    $210,246   $586,715    $236,226    $250,226    $586,715
     4        $243,101     $153,762    $165,762    $586,715    $201,228    $213,228   $586,715    $257,862    $269,862    $586,715
     5        $255,256     $146,462    $156,462    $586,715    $205,888    $215,888   $586,715    $281,179    $291,179    $586,715

     6        $268,019     $138,769    $146,769    $586,715    $210,216    $218,216   $586,715    $306,412    $314,412    $586,715
     7        $281,420     $130,560    $136,560    $586,715    $214,114    $220,114   $586,715    $333,759    $339,759    $586,715
     8        $295,491     $121,757    $125,757    $586,715    $217,518    $221,518   $586,715    $363,501    $367,501    $586,715
     9        $310,266     $112,221    $114,221    $586,715    $220,321    $222,321   $586,715    $395,943    $397,943    $586,715
    10        $325,779     $101,745    $101,745    $586,715    $222,356    $222,356   $586,715    $431,441    $431,441    $591,075

    11        $342,068      $88,854    $88,854     $586,715    $222,960    $222,960   $586,715    $470,903    $470,903    $635,719
    12        $359,171      $74,719    $74,719     $586,715    $222,702    $222,702   $586,715    $513,679    $513,679    $688,330
    13        $377,130      $59,139    $59,139     $586,715    $221,431    $221,431   $586,715    $559,992    $559,992    $744,790
    14        $395,986      $41,894    $41,894     $586,715    $218,979    $218,979   $586,715    $610,086    $610,086    $805,313
    15        $415,786      $22,732    $22,732     $586,715    $215,156    $215,156   $586,715    $664,219    $664,219    $870,127

    16        $436,575      $1,230      $1,230     $586,715    $209,646    $209,646   $586,715    $722,617    $722,617    $939,402
    17        $458,404        $0          $0         $0*       $202,036    $202,036   $586,715    $785,807    $785,807   $1,005,833
    18        $481,324        $0          $0         $0*       $191,889    $191,889   $586,715    $854,188    $854,188   $1,076,277
    19        $505,390        $0          $0         $0*       $178,529    $178,529   $586,715    $928,143    $928,143   $1,150,897
    20        $530,660        $0          $0         $0*       $161,286    $161,286   $586,715   $1,008,208  $1,008,208  $1,230,013

  Age 60      $255,256     $146,462    $156,462    $586,715    $205,888    $215,888   $586,715    $281,179    $291,179    $586,715
  Age 65      $325,779     $101,745    $101,745    $586,715    $222,356    $222,356   $586,715    $431,441    $431,441    $591,075
  Age 70      $415,786      $22,732    $22,732     $586,715    $215,156    $215,156   $586,715    $664,219    $664,219    $870,127
  Age 75      $530,660        $0          $0         $0*       $161,286    $161,286   $586,715   $1,008,208  $1,008,208  $1,230,013

-----------------------------------------------------------------------------------------------------------------------------------

(1) Assumes a $200,000 payment is made at the beginning of the first contract year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no contract loan has been made. Excessive loans or withdrawals may cause this contract to lapse because of insufficient contract value.

*If the Guaranteed Death Benefit Rider is in effect on the contract, the death benefit will be $586,715 based on the assumptions for this illustration.

The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates or return for the funds. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period.

                                       D-6



                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                             VARIABLE LIFE CONTRACT
                                                                                               Male, Non-Tobacco User, Age 55
                                                                                             Female, Non-Tobacco User, Age 55
                                                                                                  Standard Underwriting Class
                                                                                             Simplified Underwriting Criteria
                                                                                                        Face Amount: $343,811

                              BASED ON CURRENT MONTHLY INSURANCE PROTECTION CHARGES,
                   MONTHLY DEDUCTIONS, AND PORTFOLIO EXPENSES

-----------------------------------------------------------------------------------------------------------------------------------
              Payments              Hypothetical 0%                    Hypothetical 6%                    Hypothetical 12%
              Made Plus         Gross Investment Return            Gross Investment Return             Gross Investment Return
              Interest
 Contract     At 5% Per    Surrender   Contract     Death      Surrender   Contract     Death     Surrender   Contract      Death
   Year         Year         Value      Value      Benefit       Value      Value      Benefit      Value       Value      Benefit
   ----         ----         -----      -----      -------       -----      -----      -------      -----       -----      -------


     1         $78,750      $66,330    $73,080     $343,811     $70,789    $77,539    $343,811     $75,249     $81,999    $343,811
     2         $82,688      $65,176    $71,176     $343,811     $74,132    $80,132    $343,811     $83,619     $89,619    $343,811
     3         $86,822      $64,030    $69,280     $343,811     $77,525    $82,775    $343,811     $92,665     $97,915    $343,811
     4         $91,163      $62,883    $67,383     $343,811     $80,960    $85,460    $343,811    $102,443    $106,943    $343,811
     5         $95,721      $61,725    $65,475     $343,811     $84,432    $88,182    $343,811    $113,018    $116,768    $343,811

     6        $100,507      $60,620    $63,620     $343,811     $87,929    $90,929    $343,811    $124,458    $127,458    $343,811
     7        $105,533      $59,567    $61,817     $343,811     $91,494    $93,744    $343,811    $136,836    $139,086    $343,811
     8        $110,809      $58,566    $60,066     $343,811     $95,145    $96,645    $343,811    $150,233    $151,733    $343,811
     9        $116,350      $57,614    $58,364     $343,811     $98,886    $99,636    $343,811    $164,737    $165,487    $343,811
    10        $122,167      $56,710    $56,710     $343,811    $102,720    $102,720   $343,811    $180,449    $180,449    $343,811

    11        $128,275      $55,491    $55,491     $343,811    $106,643    $106,643   $343,811    $198,114    $198,114    $343,811
    12        $134,689      $54,297    $54,297     $343,811    $110,717    $110,717   $343,811    $217,509    $217,509    $343,811
    13        $141,424      $53,130    $53,130     $343,811    $114,946    $114,946   $343,811    $238,802    $238,802    $343,811
    14        $148,495      $51,987    $51,987     $343,811    $119,336    $119,336   $343,811    $262,180    $262,180    $346,078
    15        $155,920      $50,869    $50,869     $343,811    $123,894    $123,894   $343,811    $287,847    $287,847    $377,079

    16        $163,716      $49,775    $49,775     $343,811    $128,626    $128,626   $343,811    $316,026    $316,026    $410,833
    17        $171,901      $48,705    $48,705     $343,811    $133,539    $133,539   $343,811    $346,963    $346,963    $444,113
    18        $180,496      $47,657    $47,657     $343,811    $138,640    $138,640   $343,811    $380,930    $380,930    $479,972
    19        $189,521      $46,632    $46,632     $343,811    $143,935    $143,935   $343,811    $418,221    $418,221    $518,595
    20        $198,997      $45,630    $45,630     $343,811    $149,433    $149,433   $343,811    $459,164    $459,164    $560,180

  Age 60       $95,721      $61,725    $65,475     $343,811     $84,432    $88,182    $343,811    $113,108    $116,768    $343,811
  Age 65      $122,167      $56,710    $56,710     $343,811    $102,720    $102,720   $343,811    $180,449    $180,449    $343,811
  Age 70      $155,920      $50,869    $50,869     $343,811    $123,894    $123,894   $343,811    $287,847    $287,847    $377,079
  Age 75      $198,997      $45,630    $45,630     $343,811    $149,433    $149,433   $343,811    $459,164    $459,164    $560,180

------------------------------------------------------------------------------------------------------------------------------------

(1) Assumes a $75,000 payment is made at the beginning of the first contract year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no contract loan has been made. Excessive loans or withdrawals may cause this contract to lapse because of insufficient contract value.

The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates or return for the funds. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period.


                                       D-7



                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                             VARIABLE LIFE CONTRACT
                                                                                               Male, Non-Tobacco User, Age 55
                                                                                             Female, Non-Tobacco User, Age 55
                                                                                                  Standard Underwriting Class
                                                                                             Simplified Underwriting Criteria
                                                                                                        Face Amount: $343,811

                             BASED ON GUARANTEED MONTHLY INSURANCE PROTECTION CHARGES,
                   MONTHLY DEDUCTIONS, AND PORTFOLIO EXPENSES

------------------------------------------------------------------------------------------------------------------------------------
              Payments              Hypothetical 0%                    Hypothetical 6%                    Hypothetical 12%
              Made Plus         Gross Investment Return            Gross Investment Return             Gross Investment Return
              Interest
 Contract     At 5% Per    Surrender   Contract     Death      Surrender   Contract     Death    Surrender    Contract      Death
   Year         Year         Value      Value      Benefit       Value      Value      Benefit     Value       Value       Benefit
   ----         ----         -----      -----      -------       -----      -----      -------     -----       -----       -------


     1         $78,750      $66,330    $73,080     $343,811     $70,789    $77,539    $343,811    $75,249     $81,999     $343,811
     2         $82,688      $65,176    $71,176     $343,811     $74,132    $80,132    $343,811    $83,619     $89,619     $343,811
     3         $86,822      $64,030    $69,280     $343,811     $77,525    $82,775    $343,811    $92,665     $97,915     $343,811
     4         $91,163      $62,883    $67,383     $343,811     $80,960    $85,460    $343,811    $102,443    $106,943    $343,811
     5         $95,721      $61,724    $65,474     $343,811     $84,432    $88,182    $343,811    $113,018    $116,768    $343,811

     6        $100,507      $60,540    $63,540     $343,811     $87,929    $90,929    $343,811    $124,458    $127,458    $343,811
     7        $105,533      $59,312    $61,562     $343,811     $91,440    $93,690    $343,811    $136,836    $139,086    $343,811
     8        $110,809      $58,019    $59,519     $343,811     $94,945    $96,445    $343,811    $150,233    $151,733    $343,811
     9        $116,350      $56,630    $57,380     $343,811     $98,421    $99,171    $343,811    $164,737    $165,487    $343,811
    10        $122,167      $55,113    $55,113     $343,811    $101,841    $101,841   $343,811    $180,447    $180,447    $343,811

    11        $128,275      $53,001    $53,001     $343,811    $105,055    $105,055   $343,811    $197,917    $197,917    $343,811
    12        $134,689      $50,664    $50,664     $343,811    $108,194    $108,194   $343,811    $217,075    $217,075    $343,811
    13        $141,424      $48,057    $48,057     $343,811    $111,222    $111,222   $343,811    $238,116    $238,116    $343,811
    14        $148,495      $45,130    $45,130     $343,811    $114,104    $114,104   $343,811    $261,270    $261,270    $344,876
    15        $155,920      $41,815    $41,815     $343,811    $116,787    $116,787   $343,811    $286,692    $286,692    $375,566

    16        $163,716      $38,022    $38,022     $343,811    $119,204    $119,204   $343,811    $314,452    $314,452    $408,788
    17        $171,901      $33,628    $33,628     $343,811    $121,265    $121,265   $343,811    $344,768    $344,768    $441,303
    18        $180,496      $28,469    $28,469     $343,811    $122,849    $122,849   $343,811    $377,845    $377,845    $476,085
    19        $189,521      $22,342    $22,342     $343,811    $123,810    $123,810   $343,811    $413,904    $413,904    $513,241
    20        $198,997      $15,012    $15,012     $343,811    $123,976    $123,976   $343,811    $453,190    $453,190    $552,892

  Age 60       $95,721      $61,724    $65,474     $343,811     $84,432    $88,182    $343,811    $113,018    $116,768    $343,811
  Age 65      $122,167      $55,113    $55,113     $343,811    $101,841    $101,841   $343,811    $180,447    $180,447    $343,811
  Age 70      $155,920      $41,815    $41,815     $343,811    $116,787    $116,787   $343,811    $286,692    $286,692    $375,566
  Age 75      $198,997      $15,012    $15,012     $343,811    $123,976    $123,976   $343,811    $453,190    $453,190    $552,892

-----------------------------------------------------------------------------------------------------------------------------------

(1) Assumes a $75,000 payment is made at the beginning of the first contract year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no contract loan has been made. Excessive loans or withdrawals may cause this contract to lapse because of insufficient contract value.

The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates or return for the funds. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period.


                                       D-8



                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                             VARIABLE LIFE CONTRACT
                                                                                               Male, Non-Tobacco User, Age 55
                                                                                              Female, Non-Tobacco User Age 55
                                                                                                  Standard Underwriting Class
                                                                                                   Full Underwriting Criteria
                                                                                                        Face Amount: $916,829

                              BASED ON CURRENT MONTHLY INSURANCE PROTECTION CHARGES,
                   MONTHLY DEDUCTIONS, AND PORTFOLIO EXPENSES

-----------------------------------------------------------------------------------------------------------------------------------
              Payments              Hypothetical 0%                    Hypothetical 6%                    Hypothetical 12%
              Made Plus         Gross Investment Return            Gross Investment Return             Gross Investment Return
              Interest
 Contract     At 5% Per    Surrender   Contract     Death      Surrender   Contract     Death     Surrender   Contract      Death
   Year         Year         Value      Value      Benefit       Value      Value      Benefit      Value       Value      Benefit
   ----         ----         -----      -----      -------       -----      -----      -------      -----       -----      -------


     1        $210,000     $176,880    $194,880    $916,829    $188,772    $206,772   $916,829    $200,663    $218,663    $916,829
     2        $220,500     $173,803    $189,803    $916,829    $197,687    $213,687   $916,829    $222,985    $238,985    $916,829
     3        $231,525     $170,747    $184,747    $916,829    $206,732    $220,732   $916,829    $247,106    $261,106    $916,829
     4        $243,101     $167,693    $179,693    $916,829    $215,894    $227,894   $916,829    $273,182    $285,182    $916,829
     5        $255,256     $164,776    $174,776    $916,829    $225,182    $235,182   $916,829    $301,382    $311,382    $916,829

     6        $268,019     $161,994    $169,994    $916,829    $234,704    $242,704   $916,829    $331,887    $339,887    $916,829
     7        $281,420     $159,343    $165,343    $916,829    $244,466    $250,466   $916,829    $364,930    $370,930    $916,829
     8        $295,491     $156,819    $160,819    $916,829    $254,476    $258,476   $916,829    $400,805    $404,805    $916,829
     9        $310,266     $154,418    $156,418    $916,829    $264,743    $266,743   $916,829    $439,774    $441,774    $916,829
    10        $325,779     $152,138    $152,138    $916,829    $275,274    $275,274   $916,829    $482,119    $482,119    $916,829

    11        $342,068     $149,016    $149,016    $916,829    $286,074    $286,074   $916,829    $529,846    $529,846    $916,829
    12        $359,171     $145,957    $145,957    $916,829    $297,298    $297,298   $916,829    $582,298    $582,298    $916,829
    13        $377,130     $142,961    $142,961    $916,829    $308,962    $308,962   $916,829    $639,942    $639,942    $916,829
    14        $395,986     $140,027    $140,027    $916,829    $321,084    $321,084   $916,829    $703,293    $703,293    $928,347
    15        $415,786     $137,152    $137,152    $916,829    $333,682    $333,682   $916,829    $772,916    $772,916   $1,012,520

    16        $436,575     $134,337    $134,337    $916,829    $346,773    $346,773   $916,829    $849,430    $849,430   $1,104,259
    17        $458,404     $131,580    $131,580    $916,829    $360,379    $360,379   $916,829    $933,520    $933,520   $1,194,905
    18        $481,324     $128,879    $128,879    $916,829    $374,518    $374,518   $916,829   $1,025,933  $1,025,933  $1,292,676
    19        $505,390     $126,234    $126,234    $916,829    $389,212    $389,212   $916,829   $1,127,495  $1,127,495  $1,398,094
    20        $530,660     $123,642    $123,642    $916,829    $404,482    $404,482   $916,829   $1,239,111  $1,239,111  $1,511,716

  Age 60      $255,256     $164,776    $174,776    $916,829    $225,182    $235,182   $916,829    $301,382    $311,382    $916,829
  Age 65      $325,779     $152,138    $152,138    $916,829    $275,274    $275,274   $916,829    $482,119    $482,119    $916,829
  Age 70      $415,786     $137,152    $137,152    $916,829    $333,682    $333,682   $916,829    $772,916    $772,916   $1,012,520
  Age 75      $530,660     $123,642    $123,642    $916,829    $404,482    $404,482   $916,829   $1,239,111  $1,239,111  $1,511,716

----------------------------------------------------------------------------------------------------------------------------------

(1) Assumes a $200,000 payment is made at the beginning of the first contract year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no contract loan has been made. Excessive loans or withdrawals may cause this contract to lapse because of insufficient contract value.

The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates or return for the funds. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period.



                                       D-9



                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                             VARIABLE LIFE CONTRACT
                                                                                               Male, Non-Tobacco User, Age 55
                                                                                              Female, Non-Tobacco User Age 55
                                                                                                  Standard Underwriting Class
                                                                                                   Full Underwriting Criteria
                                                                                                        Face Amount: $916,829

                             BASED ON GUARANTEED MONTHLY INSURANCE PROTECTION CHARGES,
                   MONTHLY DEDUCTIONS, AND PORTFOLIO EXPENSES

-----------------------------------------------------------------------------------------------------------------------------------
              Payments              Hypothetical 0%                    Hypothetical 6%                    Hypothetical 12%
              Made Plus         Gross Investment Return            Gross Investment Return             Gross Investment Return
              Interest
 Contract     At 5% Per    Surrender   Contract     Death      Surrender   Contract     Death     Surrender   Contract      Death
   Year         Year         Value      Value      Benefit       Value      Value      Benefit      Value       Value      Benefit
   ----         ----         -----      -----      -------       -----      -----      -------      -----       -----      -------


     1        $210,000     $176,880    $194,880    $916,829    $188,772    $206,772   $916,829    $200,663    $218,663    $916,829
     2        $220,500     $173,803    $189,803    $916,829    $197,687    $213,687   $916,829    $222,985    $238,985    $916,829
     3        $231,525     $170,747    $184,747    $916,829    $206,732    $220,732   $916,829    $247,106    $261,106    $916,829
     4        $243,101     $167,689    $179,689    $916,829    $215,894    $227,894   $916,829    $273,182    $285,182    $916,829
     5        $255,256     $164,598    $174,598    $916,829    $225,151    $235,151   $916,829    $301,382    $311,382    $916,829

     6        $268,019     $161,439    $169,439    $916,829    $234,478    $242,478   $916,829    $331,887    $339,887    $916,829
     7        $281,420     $158,165    $164,165    $916,829    $243,840    $249,840   $916,829    $364,896    $370,896    $916,829
     8        $295,491     $154,716    $158,716    $916,829    $253,188    $257,188   $916,829    $400,622    $404,622    $916,829
     9        $310,266     $151,013    $153,013    $916,829    $262,457    $264,457   $916,829    $439,299    $441,299    $916,829
    10        $325,779     $146,968    $146,968    $916,829    $271,575    $271,575   $916,829    $481,193    $481,193    $916,829

    11        $342,068     $141,337    $141,337    $916,829    $280,148    $280,148   $916,829    $527,780    $527,780    $916,829
    12        $359,171     $135,104    $135,104    $916,829    $288,517    $288,517   $916,829    $578,867    $578,867    $916,829
    13        $377,130     $128,153    $128,153    $916,829    $296,593    $296,593   $916,829    $634,977    $634,977    $916,829
    14        $395,986     $120,347    $120,347    $916,829    $304,277    $304,277   $916,829    $696,720    $696,720    $919,670
    15        $415,786     $111,507    $111,507    $916,829    $311,431    $311,431   $916,829    $764,511    $764,511   $1,001,509

    16        $436,575     $101,392    $101,392    $916,829    $317,878    $317,878   $916,829    $838,540    $838,540   $1,090,102
    17        $458,404      $89,674    $89,674     $916,829    $323,374    $323,374   $916,829    $919,382    $919,382   $1,176,809
    18        $481,324      $75,917    $75,917     $916,829    $327,599    $327,599   $916,829   $1,007,587  $1,007,587  $1,269,559
    19        $505,390      $59,580    $59,580     $916,829    $330,159    $330,159   $916,829   $1,103,743  $1,103,743  $1,368,642
    20        $530,660      $40,032    $40,032     $916,829    $330,603    $330,603   $916,829   $1,208,506  $1,208,506  $1,474,377

  Age 60      $255,256     $164,598    $174,598    $916,829    $225,151    $235,151   $916,829    $301,382    $311,382    $916,829
  Age 65      $325,779     $146,968    $146,968    $916,829    $271,575    $271,575   $916,829    $481,193    $481,193    $916,829
  Age 70      $415,786     $111,507    $111,507    $916,829    $311,431    $311,431   $916,829    $764,511    $764,511   $1,001,509
  Age 75      $530,660      $40,032    $40,032     $916,829    $330,603    $330,603   $916,829   $1,208,506  $1,208,506  $1,474,377

-----------------------------------------------------------------------------------------------------------------------------------

(1) Assumes a $200,000 payment is made at the beginning of the first contract year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no contract loan has been made. Excessive loans or withdrawals may cause this contract to lapse because of insufficient contract value.

The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates or return for the funds. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period.


                                      D-10



                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                             VARIABLE LIFE CONTRACT
                                                                                               Male, Non-Tobacco User, Age 65
                                                                                                  Standard Underwriting Class
                                                                                             Simplified Underwriting Criteria
                                                                                                        Face Amount: $151,898

                              BASED ON CURRENT MONTHLY INSURANCE PROTECTION CHARGES,
                   MONTHLY DEDUCTIONS, AND PORTFOLIO EXPENSES

----------------------------------------------------------------------------------------------------------------------------------
              Payments              Hypothetical 0%                    Hypothetical 6%                    Hypothetical 12%
              Made Plus         Gross Investment Return            Gross Investment Return             Gross Investment Return
              Interest
 Contract     At 5% Per    Surrender   Contract     Death      Surrender   Contract     Death     Surrender   Contract      Death
   Year         Year         Value      Value      Benefit       Value      Value      Benefit      Value       Value      Benefit
   ----         ----         -----      -----      -------       -----      -----      -------      -----       -----      -------


     1         $78,750      $65,907    $72,657     $151,898     $70,340    $77,090    $151,898     $74,773     $81,523    $151,898
     2         $82,688      $64,386    $70,386     $151,898     $73,237    $79,237    $151,898     $82,612     $88,612    $151,898
     3         $86,822      $62,937    $68,187     $151,898     $76,195    $81,445    $151,898     $91,069     $96,319    $151,898
     4         $91,163      $61,557    $66,057     $151,898     $79,214    $83,714    $151,898    $100,195    $104,695    $151,898
     5         $95,721      $60,243    $63,993     $151,898     $82,296    $86,046    $151,898    $110,050    $113,800    $151,898

     6        $100,507      $58,993    $61,993     $151,898     $85,444    $88,444    $151,898    $120,697    $123,697    $160,806
     7        $105,533      $57,806    $60,056     $151,898     $88,658    $90,908    $151,898    $132,205    $134,455    $172,102
     8        $110,809      $56,680    $58,180     $151,898     $91,941    $93,441    $151,898    $144,648    $146,148    $184,146
     9        $116,350      $55,612    $56,362     $151,898     $95,294    $96,044    $151,898    $158,108    $158,858    $196,984
    10        $122,167      $54,601    $54,601     $151,898     $98,720    $98,720    $151,898    $172,674    $172,674    $210,662

    11        $128,275      $53,320    $53,320     $151,898    $102,286    $102,286   $151,898    $189,199    $189,199    $227,038
    12        $134,689      $52,069    $52,069     $151,898    $105,980    $105,980   $151,898    $207,305    $207,305    $248,766
    13        $141,424      $50,847    $50,847     $151,898    $109,808    $109,808   $151,898    $227,145    $227,145    $272,574
    14        $148,495      $49,654    $49,654     $151,898    $113,775    $113,775   $151,898    $248,883    $248,883    $298,660
    15        $155,920      $48,489    $48,489     $151,898    $117,884    $117,884   $151,898    $272,702    $272,702    $327,242

    16        $163,716      $47,352    $47,352     $151,898    $122,142    $122,142   $151,898    $298,800    $298,800    $358,560
    17        $171,901      $46,241    $46,241     $151,898    $126,554    $126,554   $151,898    $327,396    $327,396    $392,875
    18        $180,496      $45,156    $45,156     $151,898    $131,125    $131,125   $157,350    $358,728    $358,728    $430,474
    19        $189,521      $44,097    $44,097     $151,898    $135,862    $135,862   $163,034    $393,059    $393,059    $471,671
    20        $198,997      $43,062    $43,062     $151,898    $140,769    $140,769   $168,923    $430,676    $430,676    $516,811

  Age 60         N/A          N/A        N/A         N/A          N/A        N/A         N/A         N/A         N/A         N/A
  Age 65         N/A          N/A        N/A         N/A          N/A        N/A         N/A         N/A         N/A         N/A
  Age 70       $95,721      $60,243    $63,993     $151,898     $82,296    $86,046    $151,898    $110,050    $113,800    $151,898
  Age 75      $122,167      $54,601    $54,601     $151,898     $98,720    $98,720    $151,898    $172,674    $172,674    $210,662

-----------------------------------------------------------------------------------------------------------------------------------

(1) Assumes a $75,000 payment is made at the beginning of the first contract year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no contract loan has been made. Excessive loans or withdrawals may cause this contract to lapse because of insufficient contract value.

The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates or return for the funds. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period.


                                      D-11



                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                             VARIABLE LIFE CONTRACT
                                                                                               Male, Non-Tobacco User, Age 65
                                                                                                  Standard Underwriting Class
                                                                                             Simplified Underwriting Criteria
                                                                                                        Face Amount: $151,898

                             BASED ON GUARANTEED MONTHLY INSURANCE PROTECTION CHARGES,
                   MONTHLY DEDUCTIONS, AND PORTFOLIO EXPENSES

-----------------------------------------------------------------------------------------------------------------------------------
              Payments              Hypothetical 0%                    Hypothetical 6%                    Hypothetical 12%
              Made Plus         Gross Investment Return            Gross Investment Return             Gross Investment Return
              Interest
 Contract     At 5% Per    Surrender   Contract     Death      Surrender   Contract     Death     Surrender   Contract      Death
   Year         Year         Value      Value      Benefit       Value      Value      Benefit      Value       Value      Benefit
   ----         ----         -----      -----      -------       -----      -----      -------      -----       -----      -------


     1         $78,750      $64,602    $71,352     $151,898     $69,052    $75,802    $151,898     $73,503     $80,253    $151,898
     2         $82,688      $61,520    $67,520     $151,898     $70,463    $76,463    $151,898     $79,952     $85,952    $151,898
     3         $86,822      $58,214    $63,464     $151,898     $71,708    $76,958    $151,898     $86,913     $92,163    $151,898
     4         $91,163      $54,640    $59,140     $151,898     $72,762    $77,262    $151,898     $94,469     $98,969    $151,898
     5         $95,721      $50,750    $54,500     $151,898     $73,596    $77,346    $151,898    $102,725    $106,475    $151,898

     6        $100,507      $46,465    $49,465     $151,898     $74,156    $77,156    $151,898    $111,801    $114,801    $151,898
     7        $105,533      $41,680    $43,930     $151,898     $74,377    $76,627    $151,898    $121,783    $124,033    $158,763
     8        $110,809      $36,287    $37,787     $151,898     $74,188    $75,688    $151,898    $132,520    $134,020    $168,865
     9        $116,350      $30,116    $30,866     $151,898     $73,479    $74,229    $151,898    $144,002    $144,752    $179,492
    10        $122,167      $23,011    $23,011     $151,898     $72,149    $72,149    $151,898    $156,297    $156,297    $190,683

    11        $128,275      $14,146    $14,146     $151,898     $69,771    $69,771    $151,898    $169,755    $169,755    $203,706
    12        $134,689      $3,891      $3,891     $151,898     $66,533    $66,533    $151,898    $184,119    $184,119    $220,943
    13        $141,424        $0          $0         $0*        $62,244    $62,244    $151,898    $199,407    $199,407    $239,288
    14        $148,495        $0          $0         $0*        $56,671    $56,671    $151,898    $215,631    $215,631    $258,758
    15        $155,920        $0          $0         $0*        $49,490    $49,490    $151,898    $232,790    $232,790    $279,347

    16        $163,716        $0          $0         $0*        $40,223    $40,223    $151,898    $250,842    $250,842    $301,011
    17        $171,901        $0          $0         $0*        $28,227    $28,227    $151,898    $269,731    $269,731    $323,677
    18        $180,496        $0          $0         $0*        $12,548    $12,548    $151,898    $289,337    $289,337    $347,205
    19        $189,521        $0          $0         $0*          $0          $0         $0*      $309,534    $309,534    $371,441
    20        $198,997        $0          $0         $0*          $0          $0         $0*      $330,155    $330,155    $396,185

  Age 60         N/A          N/A        N/A         N/A          N/A        N/A         N/A         N/A         N/A         N/A
  Age 65         N/A          N/A        N/A         N/A          N/A        N/A         N/A         N/A         N/A         N/A
  Age 70       $95,721      $50,750    $54,500     $151,898     $73,596    $77,346    $151,898    $102,725    $106,475    $151,898
  Age 75      $122,167      $23,011    $23,011     $151,898     $72,149    $72,149    $151,898    $156,297    $156,297    $190,683

-----------------------------------------------------------------------------------------------------------------------------------

(1) Assumes a $75,000 payment is made at the beginning of the first contract year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no contract loan has been made. Excessive loans or withdrawals may cause this contract to lapse because of insufficient contract value.

*If the Guaranteed Death Benefit Rider is in effect on the contract, the death benefit will be $151,898 based on the assumptions for this illustration.

The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates or return for the funds. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period.

                                      D-12



                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                             VARIABLE LIFE CONTRACT
                                                                                               Male, Non-Tobacco User, Age 65
                                                                                                  Standard Underwriting Class
                                                                                                   Full Underwriting Criteria
                                                                                                        Face Amount: $405,061

                              BASED ON CURRENT MONTHLY INSURANCE PROTECTION CHARGES,
                   MONTHLY DEDUCTIONS, AND PORTFOLIO EXPENSES

-----------------------------------------------------------------------------------------------------------------------------------
              Payments              Hypothetical 0%                    Hypothetical 6%                    Hypothetical 12%
              Made Plus         Gross Investment Return            Gross Investment Return             Gross Investment Return
              Interest
 Contract     At 5% Per    Surrender   Contract     Death      Surrender   Contract     Death     Surrender   Contract      Death
   Year         Year         Value      Value      Benefit       Value      Value      Benefit      Value       Value      Benefit
   ----         ----         -----      -----      -------       -----      -----      -------      -----       -----      -------


     1        $210,000     $175,945    $193,945    $405,061    $187,778    $205,778   $405,061    $199,611    $217,611    $405,061
     2        $220,500     $172,073    $188,073    $405,061    $195,723    $211,723   $405,061    $220,773    $236,773    $405,061
     3        $231,525     $168,379    $182,379    $405,061    $203,839    $217,839   $405,061    $243,622    $257,622    $405,061
     4        $243,101     $164,857    $176,857    $405,061    $212,133    $224,133   $405,061    $268,307    $280,307    $405,061
     5        $255,256     $161,503    $171,503    $405,061    $220,608    $230,608   $405,061    $294,989    $304,989    $405,061

     6        $268,019     $158,310    $166,310    $405,061    $229,270    $237,270   $405,061    $323,845    $331,845    $431,399
     7        $281,420     $155,275    $161,275    $405,061    $238,125    $244,125   $405,061    $355,066    $361,066    $462,164
     8        $295,491     $152,392    $156,392    $405,061    $247,177    $251,177   $405,061    $388,860    $392,860    $495,003
     9        $310,266     $149,657    $151,657    $405,061    $256,434    $258,434   $405,061    $425,453    $427,453    $530,042
    10        $325,779     $147,066    $147,066    $405,061    $265,900    $265,900   $405,061    $465,093    $465,093    $567,413

    11        $342,068     $143,759    $143,759    $405,061    $275,780    $275,780   $405,061    $510,113    $510,113    $612,135
    12        $359,171     $140,527    $140,527    $405,061    $286,027    $286,027   $405,061    $559,491    $559,491    $671,389
    13        $377,130     $137,367    $137,367    $405,061    $296,655    $296,655   $405,061    $613,649    $613,649    $736,379
    14        $395,986     $134,279    $134,279    $405,061    $307,678    $307,678   $405,061    $673,049    $673,049    $807,659
    15        $415,786     $131,260    $131,260    $405,061    $319,111    $319,111   $405,061    $738,200    $738,200    $885,840

    16        $436,575     $128,309    $128,309    $405,061    $330,968    $330,968   $405,061    $809,656    $809,656    $971,588
    17        $458,404     $125,424    $125,424    $405,061    $343,266    $343,266   $411,919    $888,030    $888,030   $1,065,636
    18        $481,324     $122,604    $122,604    $405,061    $356,021    $356,021   $427,225    $973,990    $973,990   $1,168,788
    19        $505,390     $119,847    $119,847    $405,061    $369,250    $369,250   $443,100   $1,068,271  $1,068,271  $1,281,925
    20        $530,660     $117,153    $117,153    $405,061    $382,970    $382,970   $459,565   $1,171,678  $1,171,678  $1,406,013

  Age 60         N/A          N/A        N/A         N/A          N/A        N/A         N/A         N/A         N/A         N/A
  Age 65         N/A          N/A        N/A         N/A          N/A        N/A         N/A         N/A         N/A         N/A
  Age 70      $255,256     $161,503    $171,503    $405,061    $220,608    $230,608   $405,061    $294,989    $304,989    $405,061
  Age 75      $325,779     $147,066    $147,066    $405,061    $265,900    $265,900   $405,061    $465,093    $465,093    $567,413

-----------------------------------------------------------------------------------------------------------------------------------

(1) Assumes a $200,000 payment is made at the beginning of the first contract year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no loan has been made. Excessive loans or withdrawals may cause this contract to lapse because of insufficient contract value.

The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates or return for the funds. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period.


                                      D-13



                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                             VARIABLE LIFE CONTRACT
                                                                                               Male, Non-Tobacco User, Age 65
                                                                                                  Standard Underwriting Class
                                                                                                   Full Underwriting Criteria
                                                                                                        Face Amount: $405,061

                             BASED ON GUARANTEED MONTHLY INSURANCE PROTECTION CHARGES,
                   MONTHLY DEDUCTIONS, AND PORTFOLIO EXPENSES

-----------------------------------------------------------------------------------------------------------------------------------
              Payments              Hypothetical 0%                    Hypothetical 6%                    Hypothetical 12%
              Made Plus         Gross Investment Return            Gross Investment Return             Gross Investment Return
              Interest
 Contract     At 5% Per    Surrender   Contract     Death      Surrender   Contract     Death     Surrender   Contract      Death
   Year         Year         Value      Value      Benefit       Value      Value      Benefit      Value       Value      Benefit
   ----         ----         -----      -----      -------       -----      -----      -------      -----       -----      -------


     1        $210,000     $172,273    $190,273    $405,061    $184,139    $202,139   $405,061    $196,009    $214,009    $405,061
     2        $220,500     $164,053    $180,053    $405,061    $187,900    $203,900   $405,061    $213,206    $229,206    $405,061
     3        $231,525     $155,236    $169,236    $405,061    $191,222    $205,222   $405,061    $231,767    $245,767    $405,061
     4        $243,101     $145,707    $157,707    $405,061    $194,033    $206,033   $405,061    $251,916    $263,916    $405,061
     5        $255,256     $135,334    $145,334    $405,061    $196,255    $206,255   $405,061    $273,933    $283,933    $405,061

     6        $268,019     $123,906    $131,906    $405,061    $197,750    $205,750   $405,061    $298,137    $306,137    $405,061
     7        $281,420     $111,146    $117,146    $405,061    $198,338    $204,338   $405,061    $324,756    $330,756    $423,367
     8        $295,491      $96,764    $100,764    $405,061    $197,834    $201,834   $405,061    $353,386    $357,386    $450,307
     9        $310,266      $80,310    $82,310     $405,061    $195,944    $197,944   $405,061    $384,004    $386,004    $478,645
    10        $325,779      $61,362    $61,362     $405,061    $192,397    $192,397   $405,061    $416,793    $416,793    $508,487

    11        $342,068      $37,724    $37,724     $405,061    $186,057    $186,057   $405,061    $452,680    $452,680    $543,217
    12        $359,171      $10,375    $10,375     $405,061    $177,423    $177,423   $405,061    $490,985    $490,985    $589,182
    13        $377,130        $0          $0         $0*       $165,985    $165,985   $405,061    $531,751    $531,751    $638,101
    14        $395,986        $0          $0         $0*       $151,125    $151,125   $405,061    $575,017    $575,017    $690,020
    15        $415,786        $0          $0         $0*       $131,976    $131,976   $405,061    $620,772    $620,772    $744,927

    16        $436,575        $0          $0         $0*       $107,262    $107,262   $405,061    $668,913    $668,913    $802,696
    17        $458,404        $0          $0         $0*        $75,274    $75,274    $405,061    $719,282    $719,282    $863,138
    18        $481,324        $0          $0         $0*        $33,463    $33,463    $405,061    $771,566    $771,566    $925,879
    19        $505,390        $0          $0         $0*          $0          $0         $0*      $825,425    $825,425    $990,509
    20        $530,660        $0          $0         $0*          $0          $0         $0*      $880,412    $880,412   $1,056,495

  Age 60         N/A          N/A        N/A         N/A          N/A        N/A         N/A         N/A         N/A         N/A
  Age 65         N/A          N/A        N/A         N/A          N/A        N/A         N/A         N/A         N/A         N/A
  Age 70      $255,256     $135,334    $145,334    $405,061    $196,255    $206,255   $405,061    $273,933    $283,933    $405,061
  Age 75      $325,779      $61,362    $61,362     $405,061    $192,397    $192,397   $405,061    $416,793    $416,793    $508,487

-----------------------------------------------------------------------------------------------------------------------------------

(1) Assumes a $200,000 payment is made at the beginning of the first contract year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no contract loan has been made. Excessive loans or withdrawals may cause this contract to lapse because of insufficient contract value.

*If the Guaranteed Death Benefit Rider is in effect on the contract, the death benefit will be $405,061 based on the assumptions for this illustration.

The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates or return for the funds. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period.

                                      D-14



                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                             VARIABLE LIFE CONTRACT
                                                                                               Male, Non-Tobacco User, Age 65
                                                                                             Female, Non-Tobacco User, Age 65
                                                                                                  Standard Underwriting Class
                                                                                             Simplified Underwriting Criteria
                                                                                                        Face Amount: $215,015

                              BASED ON CURRENT MONTHLY INSURANCE PROTECTION CHARGES,
                   MONTHLY DEDUCTIONS, AND PORTFOLIO EXPENSES

-----------------------------------------------------------------------------------------------------------------------------------
              Payments              Hypothetical 0%                    Hypothetical 6%                    Hypothetical 12%
              Made Plus         Gross Investment Return            Gross Investment Return             Gross Investment Return
              Interest
 Contract     At 5% Per    Surrender   Contract     Death      Surrender   Contract     Death     Surrender   Contract      Death
   Year         Year         Value      Value      Benefit       Value      Value      Benefit      Value       Value      Benefit
   ----         ----         -----      -----      -------       -----      -----      -------      -----       -----      -------


     1         $78,750      $66,300    $73,050     $215,015     $70,759    $77,509    $215,015     $75,218     $81,968    $215,015
     2         $82,688      $65,044    $71,044     $215,015     $74,000    $80,000    $215,015     $83,488     $89,488    $215,015
     3         $86,822      $63,781    $69,031     $215,015     $77,226    $82,476    $215,015     $92,353     $97,603    $215,015
     4         $91,163      $62,575    $67,075     $215,015     $80,529    $85,029    $215,015    $101,910    $106,410    $215,015
     5         $95,721      $61,424    $65,174     $215,015     $83,911    $87,661    $215,015    $112,262    $116,012    $215,015

     6        $100,507      $60,328    $63,328     $215,015     $87,374    $90,374    $215,015    $123,480    $126,480    $215,015
     7        $105,533      $59,283    $61,533     $215,015     $90,921    $93,171    $215,015    $135,643    $137,893    $215,015
     8        $110,809      $58,290    $59,790     $215,015     $94,554    $96,054    $215,015    $148,835    $150,335    $215,015
     9        $116,350      $57,346    $58,096     $215,015     $98,277    $99,027    $215,015    $163,151    $163,901    $215,015
    10        $122,167      $56,450    $56,450     $215,015    $102,092    $102,092   $215,015    $178,690    $178,690    $218,002

    11        $128,275      $55,236    $55,236     $215,015    $105,992    $105,992   $215,015    $196,183    $196,183    $235,420
    12        $134,689      $54,048    $54,048     $215,015    $110,040    $110,040   $215,015    $215,389    $215,389    $258,467
    13        $141,424      $52,886    $52,886     $215,015    $114,243    $114,243   $215,015    $236,475    $236,475    $283,769
    14        $148,495      $51,748    $51,748     $215,015    $118,607    $118,607   $215,015    $259,624    $259,624    $311,549
    15        $155,920      $50,635    $50,635     $215,015    $123,137    $123,137   $215,015    $285,041    $285,041    $342,049

    16        $163,716      $49,546    $49,546     $215,015    $127,840    $127,840   $215,015    $312,945    $312,945    $375,534
    17        $171,901      $48,481    $48,481     $215,015    $132,723    $132,723   $215,015    $343,581    $343,581    $412,298
    18        $180,496      $47,438    $47,438     $215,015    $137,793    $137,793   $215,015    $377,217    $377,217    $452,660
    19        $189,521      $46,418    $46,418     $215,015    $143,056    $143,056   $215,015    $414,145    $414,145    $496,974
    20        $198,997      $45,420    $45,420     $215,015    $148,520    $148,520   $215,015    $454,688    $454,688    $545,625

  Age 60         N/A          N/A        N/A         N/A          N/A        N/A         N/A         N/A         N/A         N/A
  Age 65         N/A          N/A        N/A         N/A          N/A        N/A         N/A         N/A         N/A         N/A
  Age 70       $95,721      $61,424    $65,174     $215,015     $83,911    $87,661    $215,015    $112,262    $116,012    $215,015
  Age 75      $122,167      $56,450    $56,450     $215,015    $102,092    $102,092   $215,015    $178,690    $178,690    $218,002

-----------------------------------------------------------------------------------------------------------------------------------

(1) Assumes a $75,000 payment is made at the beginning of the first contract year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no contract loan has been made. Excessive loans or withdrawals may cause this contract to lapse because of insufficient contract value.

The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates or return for the funds. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period.


                                      D-15



                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                             VARIABLE LIFE CONTRACT
                                                                                               Male, Non-Tobacco User, Age 65
                                                                                             Female, Non-Tobacco User, Age 65
                                                                                                  Standard Underwriting Class
                                                                                             Simplified Underwriting Criteria
                                                                                                        Face Amount: $215,015

                             BASED ON GUARANTEED MONTHLY INSURANCE PROTECTION CHARGES,
                   MONTHLY DEDUCTIONS, AND PORTFOLIO EXPENSES

-----------------------------------------------------------------------------------------------------------------------------------
              Payments              Hypothetical 0%                    Hypothetical 6%                    Hypothetical 12%
              Made Plus         Gross Investment Return            Gross Investment Return             Gross Investment Return
              Interest
 Contract     At 5% Per    Surrender   Contract     Death      Surrender   Contract     Death     Surrender   Contract      Death
   Year         Year         Value      Value      Benefit       Value      Value      Benefit      Value       Value      Benefit
   ----         ----         -----      -----      -------       -----      -----      -------      -----       -----      -------


     1         $78,750      $66,300    $73,050     $215,015     $70,759    $77,509    $215,015     $75,218     $81,968    $215,015
     2         $82,688      $65,044    $71,044     $215,015     $74,000    $80,000    $215,015     $83,488     $89,488    $215,015
     3         $86,822      $63,706    $68,956     $215,015     $77,205    $82,455    $215,015     $92,353     $97,603    $215,015
     4         $91,163      $62,256    $66,756     $215,015     $80,349    $84,849    $215,015    $101,862    $106,362    $215,015
     5         $95,721      $60,660    $64,410     $215,015     $83,408    $87,158    $215,015    $112,074    $115,824    $215,015

     6        $100,507      $58,872    $61,872     $215,015     $86,348    $89,348    $215,015    $123,056    $126,056    $215,015
     7        $105,533      $56,832    $59,082     $215,015     $89,124    $91,374    $215,015    $134,888    $137,138    $215,015
     8        $110,809      $54,459    $55,959     $215,015     $91,678    $93,178    $215,015    $147,664    $149,164    $215,015
     9        $116,350      $51,651    $52,401     $215,015     $93,937    $94,687    $215,015    $161,512    $162,262    $215,015
    10        $122,167      $48,287    $48,287     $215,015     $95,818    $95,818    $215,015    $176,597    $176,597    $215,448

    11        $128,275      $43,756    $43,756     $215,015     $97,703    $97,703    $215,015    $193,431    $193,431    $232,118
    12        $134,689      $38,342    $38,342     $215,015     $97,795    $97,795    $215,015    $211,667    $211,667    $254,001
    13        $141,424      $31,860    $31,860     $215,015     $97,872    $97,872    $215,015    $231,357    $231,357    $277,628
    14        $148,495      $24,082    $24,082     $215,015     $97,165    $97,165    $215,015    $252,550    $252,550    $303,060
    15        $155,920      $14,705    $14,705     $215,015     $95,490    $95,490    $215,015    $275,279    $275,279    $330,334

    16        $163,716      $3,314      $3,314     $215,015     $92,594    $92,594    $215,015    $299,542    $299,542    $359,451
    17        $171,901        $0          $0         $0*        $88,126    $88,126    $215,015    $325,302    $325,302    $390,363
    18        $180,496        $0          $0         $0*        $81,601    $81,601    $215,015    $352,466    $352,466    $422,959
    19        $189,521        $0          $0         $0*        $72,360    $72,360    $215,015    $380,890    $380,890    $457,068
    20        $198,997        $0          $0         $0*        $59,512    $59,512    $215,015    $410,385    $410,385    $492,462

  Age 60         N/A          N/A        N/A         N/A          N/A        N/A         N/A         N/A         N/A         N/A
  Age 65         N/A          N/A        N/A         N/A          N/A        N/A         N/A         N/A         N/A         N/A
  Age 70       $95,721      $60,660    $64,410     $215,015     $83,408    $87,158    $215,015    $112,074    $115,824    $215,015
  Age 75      $122,167      $48,287    $48,287     $215,015     $95,818    $95,818    $215,015    $176,597    $176,597    $215,448

-----------------------------------------------------------------------------------------------------------------------------------

(1) Assumes a $75,000 payment is made at the beginning of the first contract year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no contract loan has been made. Excessive loans or withdrawals may cause this contract to lapse because of insufficient contract value.

*If the Guaranteed Death Benefit Rider is in effect on the contract, the death benefit will be $215,015 based on the assumptions for this illustration.

The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates or return for the funds. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period.

                                      D-16



                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                             VARIABLE LIFE CONTRACT
                                                                                               Male, Non-Tobacco User, Age 65
                                                                                             Female, Non-Tobacco User, Age 65
                                                                                                  Standard Underwriting Class
                                                                                                   Full Underwriting Criteria
                                                                                                        Face Amount: $573,372

                              BASED ON CURRENT MONTHLY INSURANCE PROTECTION CHARGES,
                   MONTHLY DEDUCTIONS, AND PORTFOLIO EXPENSES

-----------------------------------------------------------------------------------------------------------------------------------
              Payments              Hypothetical 0%                    Hypothetical 6%                    Hypothetical 12%
              Made Plus         Gross Investment Return            Gross Investment Return             Gross Investment Return
              Interest
 Contract     At 5% Per    Surrender   Contract     Death      Surrender   Contract     Death     Surrender   Contract      Death
   Year         Year         Value      Value      Benefit       Value      Value      Benefit      Value       Value      Benefit
   ----         ----         -----      -----      -------       -----      -----      -------      -----       -----      -------


     1        $210,000     $176,799    $194,799    $573,372    $188,690    $206,690   $573,372    $200,580    $218,580    $573,372
     2        $220,500     $173,469    $189,469    $573,372    $197,334    $213,334   $573,372    $222,634    $238,634    $573,372
     3        $231,525     $170,285    $184,285    $573,372    $206,157    $220,157   $573,372    $246,428    $260,428    $573,372
     4        $243,101     $167,243    $179,243    $573,372    $215,198    $227,198   $573,372    $272,211    $284,211    $573,372
     5        $255,256     $164,339    $174,339    $573,372    $224,464    $234,464   $573,372    $300,167    $310,167    $573,372

     6        $268,019     $161,568    $169,568    $573,372    $233,963    $241,963   $573,372    $330,493    $338,493    $573,372
     7        $281,420     $158,929    $164,929    $573,372    $243,701    $249,701   $573,372    $363,406    $369,406    $573,372
     8        $295,491     $156,416    $160,416    $573,372    $253,687    $257,687   $573,372    $399,142    $403,142    $573,372
     9        $310,266     $154,027    $156,027    $573,372    $263,928    $265,928   $573,372    $437,959    $439,959    $573,372
    10        $325,779     $151,758    $151,758    $573,372    $274,433    $274,433   $573,372    $480,138    $480,138    $585,769

    11        $342,068     $148,643    $148,643    $573,372    $285,200    $285,200   $573,372    $527,669    $527,669    $633,203
    12        $359,171     $145,592    $145,592    $573,372    $296,390    $296,390   $573,372    $579,906    $579,906    $695,887
    13        $377,130     $142,603    $142,603    $573,372    $308,019    $308,019   $573,372    $637,314    $637,314    $764,776
    14        $395,986     $139,676    $139,676    $573,372    $320,104    $320,104   $573,372    $700,404    $700,404    $840,485
    15        $415,786     $136,809    $136,809    $573,372    $332,663    $332,663   $573,372    $769,741    $769,741    $923,689

    16        $436,575     $134,001    $134,001    $573,372    $345,714    $345,714   $573,372    $845,941    $845,941   $1,015,129
    17        $458,404     $131,250    $131,250    $573,372    $359,278    $359,278   $573,372    $929,685    $929,685   $1,115,622
    18        $481,324     $128,556    $128,556    $573,372    $373,374    $373,374   $573,372   $1,021,719  $1,021,719  $1,226,062
    19        $505,390     $125,918    $125,918    $573,372    $388,023    $388,023   $573,372   $1,122,863  $1,122,863  $1,347,436
    20        $530,660     $123,333    $123,333    $573,372    $403,247    $403,247   $573,372   $1,234,021  $1,234,021  $1,480,825

  Age 60         N/A          N/A        N/A         N/A          N/A        N/A         N/A         N/A         N/A         N/A
  Age 65         N/A          N/A        N/A         N/A          N/A        N/A         N/A         N/A         N/A         N/A
  Age 70      $255,256     $164,339    $174,339    $573,372    $224,464    $234,464   $573,372    $300,167    $310,167    $573,372
  Age 75      $325,779     $151,758    $151,758    $573,372    $274,433    $274,433   $573,372    $480,138    $480,138    $585,769

----------------------------------------------------------------------------------------------------------------------------------

(1) Assumes a $200,000 payment is made at the beginning of the first contract year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no contract loan has been made. Excessive loans or withdrawals may cause this contract to lapse because of insufficient contract value.

The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates or return for the funds. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period.


                                      D-17



                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                             VARIABLE LIFE CONTRACT
                                                                                               Male, Non-Tobacco User, Age 65
                                                                                             Female, Non-Tobacco User, Age 65
                                                                                                  Standard Underwriting Class
                                                                                                   Full Underwriting Criteria
                                                                                                        Face Amount: $573,372

                             BASED ON GUARANTEED MONTHLY INSURANCE PROTECTION CHARGES,
                   MONTHLY DEDUCTIONS, AND PORTFOLIO EXPENSES

----------------------------------------------------------------------------------------------------------------------------------
              Payments              Hypothetical 0%                    Hypothetical 6%                    Hypothetical 12%
              Made Plus         Gross Investment Return            Gross Investment Return             Gross Investment Return
              Interest
 Contract     At 5% Per    Surrender   Contract     Death      Surrender   Contract     Death     Surrender   Contract      Death
   Year         Year         Value      Value      Benefit       Value      Value      Benefit      Value       Value      Benefit
   ----         ----         -----      -----      -------       -----      -----      -------      -----       -----      -------


     1        $210,000     $176,799    $194,799    $573,372    $188,690    $206,690   $573,372    $200,580    $218,580    $573,372
     2        $220,500     $173,450    $189,450    $573,372    $197,334    $213,334   $573,372    $222,634    $238,634    $573,372
     3        $231,525     $169,882    $183,882    $573,372    $205,879    $219,879   $573,372    $246,274    $260,274    $573,372
     4        $243,101     $166,017    $178,017    $573,372    $214,265    $226,265   $573,372    $271,632    $283,632    $573,372
     5        $255,256     $161,761    $171,761    $573,372    $222,422    $232,422   $573,372    $298,865    $308,865    $573,372

     6        $268,019     $156,993    $164,993    $573,372    $230,261    $238,261   $573,372    $328,150    $336,150    $573,372
     7        $281,420     $151,552    $157,552    $573,372    $237,664    $243,664   $573,372    $359,700    $365,700    $573,372
     8        $295,491     $145,223    $149,223    $573,372    $244,474    $248,474   $573,372    $393,772    $397,772    $573,372
     9        $310,266     $137,736    $139,736    $573,372    $250,499    $252,499   $573,372    $430,698    $432,698    $573,372
    10        $325,779     $128,766    $128,766    $573,372    $255,515    $255,515   $573,372    $470,925    $470,925    $574,529

    11        $342,068     $116,681    $116,681    $573,372    $258,861    $258,861   $573,372    $515,817    $515,817    $618,981
    12        $359,171     $102,245    $102,245    $573,372    $260,788    $260,788   $573,372    $564,446    $564,446    $677,335
    13        $377,130      $84,960    $84,960     $573,372    $260,992    $260,992   $573,372    $616,952    $616,952    $740,342
    14        $395,986      $64,219    $64,219     $573,372    $259,106    $259,106   $573,372    $673,468    $673,468    $808,161
    15        $415,786      $39,214    $39,214     $573,372    $254,640    $254,640   $573,372    $734,077    $734,077    $880,892

    16        $436,575      $8,838      $8,838     $573,372    $246,917    $246,917   $573,372    $798,780    $798,780    $958,536
    17        $458,404        $0          $0         $0*       $235,004    $235,004   $573,372    $867,473    $867,473   $1,040,967
    18        $481,324        $0          $0         $0*       $217,604    $217,604   $573,372    $939,908    $939,908   $1,127,890
    19        $505,390        $0          $0         $0*       $192,961    $192,961   $573,372   $1,015,707  $1,015,707  $1,218,848
    20        $530,660        $0          $0         $0*       $158,699    $158,699   $573,372   $1,094,361  $1,094,361  $1,313,233

  Age 60         N/A          N/A        N/A         N/A          N/A        N/A         N/A         N/A         N/A         N/A
  Age 65         N/A          N/A        N/A         N/A          N/A        N/A         N/A         N/A         N/A         N/A
  Age 70      $255,256     $161,761    $171,761    $573,372    $222,422    $232,422   $573,372    $298,865    $308,865    $573,372
  Age 75      $325,779     $128,766    $128,766    $573,372    $255,515    $255,515   $573,372    $470,925    $470,925    $574,529

----------------------------------------------------------------------------------------------------------------------------------

(1) Assumes a $200,000 payment is made at the beginning of the first contract year. Values will be different if payments are made with a different frequency or in different amounts.

(2) Assumes that no contract loan has been made. Excessive loans or withdrawals may cause this contract to lapse because of insufficient contract value.

*If the Guaranteed Death Benefit Rider is in effect on the contract, the death benefit will be $573,372 based on the assumptions for this illustration.

The hypothetical investment rates of return are illustrative only. They are not a representation of past or future investment rates of return. Investment results may be more or less than those shown. Investment results will depend on investment allocations and the different investment rates or return for the funds. These hypothetical investment rates of return may not be achieved for any one year or sustained over any period.

APPENDIX E -

SPECIAL TERMS

AGE: how old the insured is on his or her last birthday before the date of issue and, subsequently, the contract anniversary. However, for benefit payment options, age is based on the age nearest birthday of the designated individual.

ATTAINED AGE: the insured's age as of the insured's last birthday at the start of the contract year. Attained age is used in the calculation of the guideline minimum sum insured.

BENEFICIARY: the person or persons you name to receive the net death benefit when the insured dies.

CONTRACT OWNER: the person who may exercise all rights under the contract, with the consent of any irrevocable beneficiary. You and your refer to the contract owner in this prospectus.

CONTRACT VALUE: the total value of your contract. It is the SUM of the:

o   value of the units of the sub-accounts credited to your contract; PLUS

o   accumulation in the fixed account credited to your contract.

DATE OF DEFAULT: the first day of the grace period.

DATE OF ISSUE:  the date the  contract  was  issued.  It is used to measure  the
monthly   processing  date,   contract  months,   contract  years  and  contract
anniversaries.

DEATH BENEFIT: the amount payable when the insured dies before the maturity date, before deductions for any outstanding loan and due and unpaid partial withdrawals, withdrawal transaction fees, applicable surrender charges, and monthly deductions.

EVIDENCE OF INSURABILITY: information, including medical information, that we use to decide whether to issue the requested coverage, to determine the underwriting class for the person insured, or to determine whether the contract may be reinstated.


FACE AMOUNT: the amount of insurance coverage. The initial face amount is shown in your contract.

FINAL PAYMENT DATE: the contract anniversary coinciding with or immediately following the insured's 100th birthday. For a Second-to-Die contract, the final payment date is the contract anniversary coinciding with or immediately following the younger insured's 100th birthday. No payments are permitted by you after this date. No monthly deduction (including insurance protection charges) will be deducted from the contract value after this date. Generally, the net death benefit after this date will equal the guideline minimum sum insured minus any outstanding loan, except as otherwise provided in a Guaranteed Death Benefit Rider, if attached to the contract.

FIXED ACCOUNT: an account that is a part of the general account and that guarantees a fixed interest rate.

FORECLOSURE: the reclassification of an outstanding loan at the end of the grace period if: (a) the contract lapses with an outstanding loan, and the contract is subsequently terminated at the end of the grace period; or (b) the outstanding loan is in default and the excess outstanding loan is not paid back by the end of the grace period, resulting in the termination of the contract.

GENERAL ACCOUNT: all our assets other than those held in separate investment accounts.

GRACE PERIOD: the 62-day period starting on: (a) the monthly processing date on which the surrender value is less than the monthly deductions due and the contract lapses; or (b) the date on which the outstanding loan exceeds the contract value less surrender charges.

GUIDELINE MINIMUM SUM INSURED: the minimum death benefit required to qualify the contract as a life insurance contract under federal tax laws. The guideline minimum sum insured is the PRODUCT of:

o   the contract value TIMES

o   a percentage based on the insured's attained age.

INSURANCE PROTECTION AMOUNT: the death benefit less the contract value.

INSURED: the person or persons insured under the contract. If more than one person is insured, all provisions of the contract that are based on the death of the insured will be based on the date of death of the last surviving insured.

INTERNAL REVENUE CODE OR CODE: the Internal Revenue Code of 1986, as amended, and its rules and regulations.

LOAN VALUE: the maximum amount you may borrow under the contract.

MATURITY DATE: the contract anniversary coinciding with or immediately following the insured's 115th birthday. If two persons are insured, the maturity date is the contract anniversary coinciding with or immediately following the younger insured's 115th birthday.

MONTHLY INSURANCE PROTECTION CHARGE: the amount of money we deduct from the contract value each month to pay for the insurance protection amount.

MONTHLY PROCESSING DATE: the date, shown in your contract, on which monthly deductions are deducted.

NET DEATH BENEFIT: on or before the final payment date:

o   the death benefit; MINUS

o any outstanding loan, monthly deductions due and unpaid through the contract month in which the insured dies, as well as any due and unpaid partial withdrawals, withdrawal transaction fees and applicable surrender charges.

After the final payment date, if the Guaranteed Death Benefit Rider is NOT in effect, the net death benefit is:

o   the guideline minimum sum insured; MINUS

o any outstanding loan through the contract month in which the insured dies, as well as any due and unpaid partial withdrawals, withdrawal transaction fees and applicable surrender charges.

If the Guaranteed Death Benefit Rider is in effect after the final payment date, the net death benefit will be the GREATER of:

o   the face amount as of the final payment date, OR

o the guideline minimum sum insured as of the date we receive due proof of death reduced by any outstanding loan through the contract month in which the insured dies.

OUTSTANDING LOAN: all unpaid contract loans plus loan interest due or accrued.

PORTFOLIO:   a  mutual  fund  investment  portfolio  in  which  a  corresponding sub-account invests.

PRO RATA ALLOCATION: an allocation among the fixed account and the sub-accounts in the same proportion that, on the date of allocation, the portion of the contract value in the fixed account and the portion of the contract value in each sub-account bear to the total contract value net of any outstanding loans.

SECOND-TO-DIE:   the   contract   may  be   issued   as  a  joint   survivorship
(second-to-die) contract. Life insurance coverage is provided for two insureds, with death benefits payable at the death of the last surviving insured.

SEPARATE ACCOUNT: Transamerica Occidental Life Separate Account VUL-2 of Transamerica Occidental Life Insurance Company, one of our separate investment accounts.

SUB-ACCOUNT: a subdivision of the separate account investing exclusively in the shares of a portfolio.

SURRENDER VALUE: the contract value less any outstanding loan and surrender charges. The surrender value is the amount payable on a full surrender.

TRANSAMERICA: Transamerica Occidental Life Insurance Company. We, our, us, Company and Transamerica refer to Transamerica Occidental Life Insurance Company in this prospectus.

UNDERWRITING CLASS: the insurance risk classification that we assign the insured based on the information in the application and other evidence of insurability we consider. The insured's underwriting class will affect the monthly insurance protection charge.

UNIT: a measure of your interest in a sub-account.

VALUATION DATE: any day on which the net asset value of the shares of any portfolio and unit values of any sub-accounts are computed. Valuation dates currently occur on:

o   each day the New York Stock Exchange is open for trading; and

o other days, such as those other than a day during which no payment, partial withdrawal or surrender of a contract was received, when there is a sufficient degree of trading in a portfolio's securities so that the current net asset value of the sub-account may be materially affected.

VALUATION PERIOD: the interval between two consecutive valuation dates.

VARIABLE LIFE SERVICE CENTER: our office at 440 Lincoln Street, Worcester, Massachusetts 01653.

o Our mailing address for all written requests and other correspondence is:

                 Transamerica Occidental Life Insurance Company
                          Variable Life Service Center
                                                   P.O. Box 8990
                        Boston, Massachusetts 02266-8990

o Our address for express mail packages is:

                 Transamerica Occidental Life Insurance Company
                          Variable Life Service Center
                                 66 Brooks Drive
                         Braintree, Massachusetts 02184

o   Our customer service telephone number is:
                                                  (800) 782-8315.

WRITTEN REQUEST: your request in writing, satisfactory to us, received at our Variable Life Service Center.

                     CONTENTS OF THE REGISTRATION STATEMENT

This registration statement comprises the following papers and documents:

The facing sheet.
Cross-reference to items required by Form N-8B-2. The prospectus consists of ____ pages. The undertaking to file reports.
The undertaking pursuant to Rule 484 under the Securities Act of 1933. Representations Pursuant to Section 26(e) of the Investment Company Act of 1940

The signatures.

Written consents of the following persons:

     1.    Ernst & Young LLP
     2.     Actuarial Opinion

The following exhibits:

     1.    Exhibit 1
     (Exhibits required by paragraph A of the instructions to Form N-8B-2)

     (1) Certified copy of Resolutions of the Board of Directors of the Company of December 6, 1996 establishing the Transamerica Occidental Life Separate Account VUL-2. 1/ 3/

           (2)    Not Applicable.

     (3) (a) Form of Distribution Agreement between Transamerica Securities Sales Corporation and Transamerica Occidental Life Insurance Company. 1/ 3/


     (b)  Form  of  Sales  Agreement   between   Transamerica   Life  Companies,
          Transamerica Securities Sales Corporation and Broker-Dealers 1/ 3/


           (4)    Not Applicable.

           (5)    Forms of Policy and Policy riders. 1/ 2/ 3/

           (6)    Organizational documents of the Company, as amended. 1/ 3/

           (7)    Not Applicable.

     (8) Form of Participation Agreement between: Transamerica Occidental Life Insurance Company and:

                  (a) re The Alger American Fund 1/ 3/
                   (b) re Alliance Variable Products Series Fund, Inc. 1/ 3/
                   (c) re Dreyfus Variable Investment Fund 1/ 3/
                   (d) re Janus Aspen Series 1/ 3/
                   (e) re MFS Variable Insurance Trust 1/ 3/
                   (f) re Morgan Stanley Universal Funds, Inc. 1/ 3/
                   (g) re OCC Accumulation Trust 1/ 3/
                   (h) re Transamerica Variable Insurance Fund, Inc. 1/ 3/
                  (i) re PIMCO Variable Insurance Trust 5/

(9)      Administrative Agreements between Transamerica Occidental Life
                  Insurance Company and First Allmerica Financial Life Insurance Company 1/ 3/

           (10)   Form of Application. 1/ 3

     (11) Issuance, Transfer and Redemption Procedures Memorandum. 1/ 3/

           (12)   Financial Data Schedule.

     2.    Form of Policy and Policy riders are included in Exhibit 1 above.

     3.    Opinion of Counsel. 1/

     4.    Not Applicable.

     5.    Not Applicable.

     6.    Actuarial Consent  1/


     7.    Consent of Independent Accountants 2/ 3/4/ 6/

     8.    Powers of Attorney 1/ 4/ 6/


     1/ Incorporated herein by reference to the initial filing of this Registration Statement (File No. -- 333-63215) on September 10, 1998.

     2/ Incorporated by reference to Pre-Effective Amendment No. 2 of this Registration Statement (File No. 333-63215) on January 15, 1999.

     3/ Incorporated by reference to Pre-Effective Amendment No. 3 of this Registration Statement (File No. 333-63215) on February 1, 1999.

     4/ Incorporated by reference to Post-Effective Amendment No. 2 of this Registration Statement (File No. 333-63215) on April 30, 1999.


     5/ Incorporated by reference to Post-Effective Amendment No. 3 of this Registration Statement (File No. 333-63215) on October 1, 1999.

     6/  Filed herewith.

                                     PART II

UNDERTAKING TO FILE REPORTS
Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

RULE 484 UNDERTAKING
Article V, Section I, of Transamerica's Bylaws provides: Each person who was or is a party or is threatened to be made a party to or is involved, even as a witness, in any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereafter a "Proceeding"), by reason of the fact that he, or a person of whom he is the legal representative, is or was a director, officer, employee, or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another foreign or domestic corporation partnership, joint venture, trust, or other enterprise, or was a director, officer, employee, or agent of a foreign or domestic corporation that was a predecessor corporation of the corporation or of another enterprise at the request of such predecessor corporation, including service with respect to employee benefit plans, whether the basis of the Proceeding is alleged action in an official capacity as a director, officer, employee, or agent or in any other capacity while serving as a director, officer, employee, or agent (hereafter an "Agent"), shall be indemnified and held harmless by the corporation to the fullest extent authorized by statutory and decisional law, as the same exists or may hereafter be interpreted or amended (but, in the case of any such amendment or interpretation, only to the extent that such amendment or interpretation permits the corporation to provide broader indemnification rights than were permitted prior thereto) against all expenses, liability, and loss (including attorneys' fees, judgments, fines, ERISA excise taxes and penalties, amounts paid or to be paid in settlement, any interest, assessments, or other charges imposed thereon, and any federal, state, local, or foreign taxes imposed on any Agent as a result of the actual or deemed receipt of any payments under this Article) incurred or suffered by such person in connection with investigating, defending, being a witness in, or participating in (including on appeal), or preparing for any of the foregoing, in any Proceeding (hereafter "Expenses"); provided, however, that except as to actions to enforce indemnification rights pursuant to Section 3 of this Article, the corporation shall indemnify any Agent seeking indemnification in connection with a Proceeding (or part thereof) initiated by such person only if the Proceeding (or part thereof) was authorized by the Board of Directors of the corporation. The right to indemnification conferred in this Article shall be a contract right. (It is the Corporation's intent that these bylaws provide indemnification in excess of that expressly permitted by Section 317 of the California General Corporation Law, as authorized by the corporation's Articles of Incorporation.)

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The directors and officers of Transamerica Occidental Life Insurance Company are covered under a Directors and Officers liability program which includes direct coverage to directors and officers (Coverage A) and corporate reimbursement (Coverage B) to reimburse the Company for indemnification of its directors and officers. Such directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers. In general, the term "loss" means any amount which the insureds are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement or omission caused, committed or attempted by a director or officer while acting individually or collectively in their capacity as such, claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $95,000,000 for Coverage A and $80,000,000 for Coverage B for the period 11/15/98 to 11/15/2000. Coverage B is subject to a self insured retention of $15,000,000. The primary policy under the program is with CNA Lloyds, Gulf, Chubb and Travelers.


REPRESENTATIONS PURSUANT TO SECTION 26(E) OF THE INVESTMENT COMPANY ACT OF 1940 Transamerica hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica.

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, Transamerica Occidental Life Insurance Company certifies that this Amendment meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf by the undersigned in the City of Los Angeles, State of California on the 26th day of April, 2000.

               Transamerica Occidental Life Separate Account VUL-2
                                  (Registrant)

(SEAL)






Attest:___________________________       By:___________________________________
         (Title)                                     (Name)  David M. Goldstein
                                                  (Title)  Vice President


Pursuant to the requirements of the Securities Act of 1933, Transamerica Occidental Life Insurance Company has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Los Angeles and the State of California, on the 26th day of April, 2000.

                 Transamerica Occidental Life Insurance Company
(SEAL)



Attest:___________________________       By:___________________________________
         (Title)                                   (Name)   David M. Goldstein
                                                     (Title)  Vice President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the date(s) set forth below.

Signatures                                  Titles                      Date
______________________*              Director and President -                    April 26, 2000
Nooruddin S. Veerjee                    Insurance Products Division

_________________*                   Director                                    April  26, 2000
Patrick S. Baird

_________________*                   Director and Senior Vice President          April  26, 2000
Brenda K. Clancy

______________________*              Director, Executive Vice President          April  26, 2000
James W. Dederer                     General Counsel and   Corporate Secretary

______________________*                 Director and                                April 26 , 2000
Karen MacDonald                         and Acting Chief Financial Officer



______________________*              Director                                    April  26, 2000
George A. Foegele

______________________*              Director and Senior Vice President          April  26, 2000
Douglas C. Kolsrud

______________________*              Director                                    April  26, 2000
Richard N. Latzer

______________________*              Director                                    April  26, 2000
Gary U. Rolle'

______________________*              Director                                    April 26, 2000
Paul E. Rutledge III


______________________*              Director, Vice President and Counsel       April 26 , 2000
Craig D. Vermie





_________________________________________   On April 26, 2000 as Attorney-in-Fact pursuant to
*By:  David M. Goldstein                    powers of attorney previously filed and filed herewith,
                                            and in his own capacity as Vice President.


